                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7822
                                  ----------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
                                                   -----------------------------
Date of fiscal year end:           03-31
                              --------------------------------------------------
Date of reporting period:          09-30-2005
                              --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
SEMIANNUAL REPORT

[photo of grandmother and granddaughter canoeing]

SEPTEMBER 30, 2005

Prime Money Market Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Prime Money
Market Fund for the six months ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Prime Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                     --------------------------------------
                                                            AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------
                                                                                    SINCE      INCEPTION
                           6 MONTHS(1)    1 YEAR       5 YEARS      10 YEARS      INCEPTION       DATE
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS              1.36%(2)      2.18%        2.01%         3.60%(2)      3.81%(2)     11/17/93
----------------------------------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX         1.52%         2.63%        2.23%         3.67%         3.85%(3)       --
----------------------------------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN(4)           1.18%         1.85%        1.72%         3.36%         3.56%(3)       --
----------------------------------------------------------------------------------------------------------
Fund's Lipper Ranking(4)  72 of 366     82 of 361    63 of 302     45 of 188     27 of 141(3)     --
----------------------------------------------------------------------------------------------------------
Advisor Class               1.23%         1.93%(2)     1.76%          --           2.69%         8/28/98
----------------------------------------------------------------------------------------------------------
A Class                                                                                          1/31/03
   No sales charge*         1.25%(2)      1.94%          --           --           1.01%(2)
   With sales charge*       0.25%(2)      1.94%          --           --           1.01%(2)
----------------------------------------------------------------------------------------------------------
B Class(2)                                                                                       1/31/03
   No sales charge*         0.86%         1.17%          --           --           0.57%
   With sales charge*      -4.14%        -2.83%          --           --          -0.55%
----------------------------------------------------------------------------------------------------------
C Class(2)                                                                                       5/7/02
   No sales charge*         0.98%         1.42%          --           --           0.60%
   With sales charge*       0.23%         1.42%          --           --           0.60%
----------------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) If American Century had not voluntarily waived or reimbursed all or a portion of certain expenses, class returns would have been lower during these periods.

(3) Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(4) © 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by
    Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                    (continued)

------
2

Prime Money Market - Performance

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
A-1+                                         66%                   71%
--------------------------------------------------------------------------------
A-1                                          34%                   29%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
1--30 days                                   60%                   62%
--------------------------------------------------------------------------------
31--90 days                                  35%                   36%
--------------------------------------------------------------------------------
91--180 days                                  5%                    2%
--------------------------------------------------------------------------------
More than 180 days                           --                    --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AND WEIGHTED AVERAGE MATURITY*
--------------------------------------------------------------------------------
                                             INVESTOR CLASS -- 9/30/05
--------------------------------------------------------------------------------
7-Day Current Yield                                    3.18%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  3.23%
--------------------------------------------------------------------------------
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   32 days               30 days
--------------------------------------------------------------------------------

*Yields shown are for Investor Class only. Yields for other classes will vary due to differences in fee structure.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Prime Money Market - Portfolio Commentary

PORTFOLIO MANAGER: DENISE LATCHFORD

PERFORMANCE SUMMARY

For the six months ended September 30, 2005, Prime Money Market returned 1.36%,*
ahead of the 1.18% average return of the 366 funds in Lipper Inc.'s money market instrument funds category. The fund's six-month return ranked in the top 20% of the Lipper category. Prime Money Market's relative performance has been consistent over the long term--the fund's one-, five-, and 10-year returns all rank in the top quarter of the Lipper group. (See page 2 for additional performance information.)

ECONOMIC AND MARKET REVIEW

After growing by 4.2% in 2004--its fastest calendar-year growth rate since
1999--the U.S. economy slowed modestly during the past six months. U.S. economic growth came in at a 3.3% annual rate in the second quarter of 2005, and the preliminary estimate for the third quarter of 2005 was an annual rate of 3.8%.

Meanwhile, inflation continued to pick up--the consumer price index rose by 4.7%
during the 12 months ended September 30, 2005, compared with 3.1% for the 12 months ended March 31, 2005. A 34.8% increase in energy prices and a 14.5% rise in transportation costs were the main reasons behind the higher inflation rate.

With the economy still growing at a solid pace and inflation on the rise, the
Federal Reserve extended its cycle of short-term interest rate increases. The
Fed raised rates by a quarter-point four times during the six-month period, for a total of eleven quarter-point rate hikes since June 2004. The Fed's actions boosted the federal funds rate target during the six month period to 3.75%, its highest level in more than four years.

Money market rates generally rose along with the federal funds rate; the three-month Treasury bill yield climbed from 2.79% to 3.55% during the six months.

PORTFOLIO STRATEGY

Mirroring the general rise in money market yields, Prime Money Market's seven-day current yield increased from 2.13% to 3.18% during the six-month period. We maintained a relatively short average maturity of approximately 30-40 days for the portfolio so its yield would more quickly reflect rising money market rates.

We continued to add to the portfolio's commercial paper (CP) holdings during the six-month period, boosting our position from 44% to 49% of the portfolio. Yields grew more attractive as CP issuance experienced its fifth consecutive quarterly increase in the third quarter of 2005. We also cut back on our exposure to floating-rate notes and modestly increased our holdings of certificates of deposit, which offered more attractive yields in the latter part of the six-month period.

OUR COMMITMENT

We will continue to seek capital preservation and high current income consistent with an investment in high-quality short-term debt securities.

*All fund returns referenced in this commentary are for Investor Class shares.

Total returns for periods less than one year are not annualized.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
-----------------------------------------------------------------------------------------------------------
                                                                              EXPENSES PAID
                                           BEGINNING           ENDING        DURING PERIOD(1)   ANNUALIZED
                                          ACCOUNT VALUE     ACCOUNT VALUE        4/1/05 -         EXPENSE
                                             4/1/05            9/30/05            9/30/05         RATIO(1)
-----------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)             $1,000         $1,013.60             $2.93           0.58%
-----------------------------------------------------------------------------------------------------------
Investor Class (before waiver)               $1,000         $1,013.60(3)          $3.03           0.60%
-----------------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)              $1,000         $1,012.30             $4.19           0.83%
-----------------------------------------------------------------------------------------------------------
Advisor Class (before waiver)                $1,000         $1,012.30(3)          $4.29           0.85%
-----------------------------------------------------------------------------------------------------------
A Class                                      $1,000         $1,012.50             $4.29           0.85%
-----------------------------------------------------------------------------------------------------------
B Class (after waiver)(2)                    $1,000         $1,008.60             $7.96           1.58%
-----------------------------------------------------------------------------------------------------------
B Class (before waiver)                      $1,000         $1,008.60(3)          $8.06           1.60%
-----------------------------------------------------------------------------------------------------------
C Class (after waiver)(2)                    $1,000         $1,009.80             $6.75           1.34%
-----------------------------------------------------------------------------------------------------------
C Class (before waiver)                      $1,000         $1,009.80(3)          $6.80           1.35%
-----------------------------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------------------------
Investor Class (after waiver)(2)             $1,000         $1,022.16             $2.94           0.58%
-----------------------------------------------------------------------------------------------------------
Investor Class (before waiver)               $1,000         $1,022.06             $3.04           0.60%
-----------------------------------------------------------------------------------------------------------
Advisor Class (after waiver)(2)              $1,000         $1,020.91             $4.20           0.83%
-----------------------------------------------------------------------------------------------------------
Advisor Class (before waiver)                $1,000         $1,020.81             $4.31           0.85%
-----------------------------------------------------------------------------------------------------------
A Class                                      $1,000         $1,020.81             $4.31           0.85%
-----------------------------------------------------------------------------------------------------------
B Class (after waiver)(2)                    $1,000         $1,017.15             $7.99           1.58%
-----------------------------------------------------------------------------------------------------------
B Class (before waiver)                      $1,000         $1,017.05             $8.09           1.60%
-----------------------------------------------------------------------------------------------------------
C Class (after waiver)(2)                    $1,000         $1,018.35             $6.78           1.34%
-----------------------------------------------------------------------------------------------------------
C Class (before waiver)                      $1,000         $1,018.30             $6.83           1.35%
-----------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the six months ended September 30, 2005, the class had received a partial waiver of its management fees.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
6

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 47.4%
--------------------------------------------------------------------------------
      $ 5,750,000  American Family Financial
                   Services, 3.97%, 1/20/06                      $    5,679,615
--------------------------------------------------------------------------------
       11,500,000  American Family Financial
                   Services, Inc., 3.35%,
                   10/20/05                                          11,479,667
--------------------------------------------------------------------------------
       21,500,000  American Honda Finance,
                   3.62%, 10/21/05                                   21,456,761
--------------------------------------------------------------------------------
       29,500,000  American Honda Finance,
                   3.61%, 10/24/05                                   29,431,961
--------------------------------------------------------------------------------
       25,000,000  Amstel Funding Corp., 3.53%,
                   10/18/05 (Acquired 7/15/05,
                   Cost $24,774,472)(2)                              24,958,326
--------------------------------------------------------------------------------
       25,000,000  Amstel Funding Corp., 3.74%,
                   11/22/05 (Acquired 8/18/05,
                   Cost $24,761,056)(2)                              24,864,944
--------------------------------------------------------------------------------
        9,300,000  Amstel Funding Corp., 3.84%,
                   12/15/05 (Acquired 9/20/05,
                   Cost $9,214,688)(2)                                9,225,600
--------------------------------------------------------------------------------
       30,000,000  Amsterdam Funding Corp.,
                   3.61%, 10/6/05 (Acquired
                   9/2/05, Cost $29,897,717)(2)                      29,984,958
--------------------------------------------------------------------------------
        5,049,000  Cedar Springs Capital Co.,
                   3.70%, 11/10/05 (Acquired
                   8/11/05, Cost $5,001,778)(2)                       5,028,243
--------------------------------------------------------------------------------
        6,511,000  Cedar Springs Capital Co.,
                   3.72%, 11/28/05 (Acquired
                   9/2/05, Cost $6,452,466)(2)                        6,471,977
--------------------------------------------------------------------------------
       20,000,000  Cedar Springs Capital Co.,
                   3.90%, 12/13/05 (Acquired
                   9/26/05, Cost $19,831,000)(2)                     19,841,833
--------------------------------------------------------------------------------
       20,228,000  Cedar Springs Capital Co.,
                   3.93%, 1/6/06 (Acquired
                   9/26/05, Cost $20,002,761)(2)                     20,013,802
--------------------------------------------------------------------------------
       15,000,000  Charta LLC, 3.70%,
                   11/14/05 (Acquired 8/16/05,
                   Cost $14,861,250)(2)                              14,932,167
--------------------------------------------------------------------------------
       18,500,000  CitiBank Credit Card Issuance
                   Trust, 3.72%, 10/18/05
                   (Acquired 9/14/05,
                   Cost $18,435,003)(2)                              18,467,502
--------------------------------------------------------------------------------
       15,000,000  CitiBank Credit Card Issuance
                   Trust, 3.75%, 11/14/05
                   (Acquired 9/13/05,
                   Cost $14,903,125)(2)                              14,931,250
--------------------------------------------------------------------------------
       10,000,000  Credit Suisse First Boston,
                   3.75%, 10/24/05 (Acquired
                   9/22/05, Cost $9,966,667)(2)                       9,976,042
--------------------------------------------------------------------------------
        2,200,000  Crown Point Capital Co.,
                   3.66%, 10/20/05 (Acquired
                   8/25/05, Cost $2,187,475)(2)                       2,195,750
--------------------------------------------------------------------------------
        7,000,000  Crown Point Capital Co.,
                   3.88%, 12/15/05 (Acquired
                   9/26/05, Cost $6,939,644)(2)                       6,943,417
--------------------------------------------------------------------------------
        4,490,000  Danske Corporation, 3.72%,
                   11/14/05                                           4,469,586
--------------------------------------------------------------------------------
       30,000,000  Danske Corporation, 3.37%,
                   11/30/05                                          29,831,500
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $50,000,000  DEPFA Bank plc, 3.46%,
                   10/11/05 (Acquired 7/5/05,
                   Cost $49,529,736)(2)                          $   49,952,013
--------------------------------------------------------------------------------
       22,000,000  Emerald Notes of the MBNA,
                   3.54%, 10/19/05 (Acquired
                   7/20/05, Cost $21,803,137)(2)                     21,961,060
--------------------------------------------------------------------------------
       30,000,000  Emerald Notes of the MBNA,
                   3.63%, 10/26/05 (Acquired
                   8/1/05, Cost $29,739,850)(2)                      29,924,375
--------------------------------------------------------------------------------
        6,000,000  Emerald Notes of the MBNA,
                   3.69%, 11/2/05 (Acquired
                   8/11/05, Cost $5,948,955)(2)                       5,980,320
--------------------------------------------------------------------------------
       20,000,000  Govco Incorporated, 3.74%,
                   11/23/05 (Acquired 8/24/05,
                   Cost $19,810,922)(2)                              19,889,878
--------------------------------------------------------------------------------
       21,000,000  Govco Incorporated, 3.77%,
                   11/28/05 (Acquired 8/26/05,
                   Cost $20,793,278)(2)                              20,872,448
--------------------------------------------------------------------------------
        6,500,000  Govco Incorporated, 3.70%,
                   12/7/05 (Acquired 9/7/05,
                   Cost $6,439,207)(2)                                6,455,240
--------------------------------------------------------------------------------
       22,025,000  ING (US) Funding LLC,
                   3.66%, 12/1/05                                    21,888,408
--------------------------------------------------------------------------------
       15,300,000  ING (US) Funding LLC,
                   3.91%, 12/22/05                                   15,163,737
--------------------------------------------------------------------------------
       30,000,000  Lexington Parker Capital,
                   3.47%, 10/6/05 (Acquired
                   7/6/05, Cost $29,733,967)(2)                      29,985,542
--------------------------------------------------------------------------------
       10,000,000  Lexington Parker Capital,
                   3.71%, 11/7/05 (Acquired
                   8/9/05, Cost $9,907,250)(2)                        9,961,870
--------------------------------------------------------------------------------
       16,000,000  Lexington Parker Capital,
                   3.71%, 11/16/05 (Acquired
                   8/16/05, Cost $15,848,302)(2)                     15,924,151
--------------------------------------------------------------------------------
          566,000  Lexington Parker Capital,
                   4.04%, 2/14/06 (Acquired
                   9/27/05, Cost $557,171)(2)                           557,362
--------------------------------------------------------------------------------
          343,000  Lexington Parker Capital,
                   4.04%, 2/15/06 (Acquired
                   9/27/05, Cost $337,611)(2)                           337,727
--------------------------------------------------------------------------------
        8,000,000  Morgan Stanley, 3.70%,
                   10/14/05                                           7,989,311
--------------------------------------------------------------------------------
       50,000,000  Morgan Stanley, 3.86%,
                   11/23/05                                          49,715,862
--------------------------------------------------------------------------------
       10,000,000  Newcastle Certificates, 3.66%,
                   10/7/05 (Acquired 9/6/05,
                   Cost $9,968,483)(2)                                9,993,900
--------------------------------------------------------------------------------
       26,000,000  Newcastle Certificates, 3.67%,
                   10/17/05 (Acquired 8/19/05,
                   Cost $25,843,617)(2)                              25,957,591
--------------------------------------------------------------------------------
       21,000,000  Newcastle Certificates, 3.74%,
                   11/16/05 (Acquired 8/18/05,
                   Cost $20,803,650)(2)                              20,899,643
--------------------------------------------------------------------------------
       15,000,000  Northwestern University, Series
                   2005 A, 3.77%, 12/8/05                            14,893,278
--------------------------------------------------------------------------------
       30,000,000  Paradigm Funding LLC, 3.90%,
                   10/3/05 (Acquired 9/30/05,
                   Cost $29,990,250)(2)                              29,993,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 3,251,000  Paradigm Funding LLC,
                   3.70%, 11/28/05 (Acquired
                   9/2/05, Cost $3,221,931)(2)                   $    3,231,620
--------------------------------------------------------------------------------
        7,800,000  Rabobank USA Financial
                   Corp., 3.72%, 11/28/05                             7,753,252
--------------------------------------------------------------------------------
       14,000,000  Societe Generale North
                   America, 3.86%, 12/19/05                          13,881,412
--------------------------------------------------------------------------------
       21,400,000  Societe Generale North
                   America, 4.00%, 1/27/06                           21,119,422
--------------------------------------------------------------------------------
       37,800,000  Spintab AB, 3.64%, 10/28/05                       37,696,949
--------------------------------------------------------------------------------
        1,300,000  Spintab AB, 3.70%, 11/10/05                        1,294,656
--------------------------------------------------------------------------------
        1,000,000  Spintab AB, 3.70%, 11/18/05                          995,067
--------------------------------------------------------------------------------
       53,513,000  Thunder Bay Funding Inc.,
                   3.71%, 11/15/05 (Acquired
                   8/15/05, Cost $53,005,637)(2)                     53,264,834
--------------------------------------------------------------------------------
       25,000,000  UBS Finance LLC,
                   3.70%, 12/6/05                                    24,830,646
--------------------------------------------------------------------------------
        5,500,000  UBS Finance LLC,
                   4.00%, 1/27/06                                     5,427,889
--------------------------------------------------------------------------------
       15,000,000  WestLB AG, 3.46%,
                   10/5/05 (Acquired 7/5/05,
                   Cost $14,867,558)(2)                              14,994,241
--------------------------------------------------------------------------------
       30,000,000  WestLB AG, 3.39%,
                   11/23/05 (Acquired 5/23/05,
                   Cost $29,480,200)(2)                              29,850,275
--------------------------------------------------------------------------------
       21,000,000  Windmill Funding Corp.,
                   3.59%, 10/3/05 (Acquired
                   8/9/05, Cost $20,884,821)(2)                      20,995,812
--------------------------------------------------------------------------------
        8,000,000  Windmill Funding Corp.,
                   3.61%, 10/4/05 (Acquired
                   9/2/05, Cost $7,974,329)(2)                        7,997,593
--------------------------------------------------------------------------------
       16,500,000  Windmill Funding Corp., 3.70%,
                   10/17/05 (Acquired 9/12/05-
                   9/13/05, Cost $16,442,188)(2)                     16,472,867
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              978,288,652
--------------------------------------------------------------------------------
CORPORATE BONDS -- 18.6%
        9,700,000  215 Jane Investors LLC,
                   Series 2002, VRN, 3.80%,
                   10/5/05 (Acquired 6/11/02,
                   Cost $9,700,000)(2)                                9,700,000
--------------------------------------------------------------------------------
        3,365,000  A&M Hospital Convention
                   Center, VRN, 3.91%, 10/6/05                        3,365,000
--------------------------------------------------------------------------------
        1,315,000  A&M Hospitalities LLC, VRN,
                   3.91%, 10/6/05                                     1,315,000
--------------------------------------------------------------------------------
        4,520,000  Chaffee Point Hospitalities LLC,
                   VRN, 3.91%, 10/6/05                                4,520,000
--------------------------------------------------------------------------------
        4,025,000  Colorado Natural Gas Inc.,
                   VRN, 3.84%, 10/6/05                                4,025,000
--------------------------------------------------------------------------------
        3,550,000  Colorado Natural Gas Inc.,
                   VRN, 3.84%, 10/6/05                                3,550,000
--------------------------------------------------------------------------------
        5,250,000  Dormitory Partnership Phase I,
                   VRN, 3.89%, 10/6/05                                5,250,000
--------------------------------------------------------------------------------
        8,250,000  Fiore Capital LLC, VRN,
                   3.84%, 10/6/05                                     8,250,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $32,500,000  HBOS Treasury Services plc,
                   VRN, 3.59%, 10/12/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.03% with no
                   caps (Acquired 2/7/05,
                   Cost $32,516,933)(2)                          $   32,505,192
--------------------------------------------------------------------------------
        1,545,000  Herman & Kittle Capital LLC,
                   VRN, 3.89%, 10/6/05                                1,545,000
--------------------------------------------------------------------------------
        6,000,000  Herman & Kittle Capital LLC,
                   VRN, 3.89%, 10/6/05                                6,000,000
--------------------------------------------------------------------------------
       50,000,000  Landesbank Baden-
                   Wuerttemberg (New York),
                   VRN, 3.68%, 10/13/05,
                   resets monthly off the
                   1-month LIBOR minus 0.06%
                   with no caps                                      49,999,754
--------------------------------------------------------------------------------
       20,000,000  Lloyds TSB Bank plc, VRN,
                   3.78%, 12/1/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.09%
                   with no caps                                      19,998,221
--------------------------------------------------------------------------------
        6,250,000  McMurry Residence
                   Partnership I Ltd., VRN,
                   3.89%, 10/6/05
                   (LOC: LaSalle Bank N.A.)                           6,250,000
--------------------------------------------------------------------------------
        7,100,000  Mullenix-St Charles Properties
                   LP, VRN, 3.83%, 10/6/05                            7,100,000
--------------------------------------------------------------------------------
        5,800,000  Oklahoma Christian University
                   Inc., VRN, 3.89%, 10/6/05                          5,800,000
--------------------------------------------------------------------------------
       25,000,000  Paradigm Funding LLC, VRN,
                   3.80%, 10/31/05 (Acquired
                   9/26/05, Cost $25,000,000)(2)                     25,000,000
--------------------------------------------------------------------------------
       32,000,000  Pfizer Inc., VRN, 3.66%,
                   11/4/05, resets quarterly off
                   the 3-month LIBOR minus
                   0.06% with no caps                                32,000,000
--------------------------------------------------------------------------------
        5,450,000  Roman Catholic Bishop of San
                   Jose, VRN, 3.84%, 10/6/05                          5,450,000
--------------------------------------------------------------------------------
       10,000,000  Salvation Army, VRN,
                   3.84%, 10/6/05                                    10,000,000
--------------------------------------------------------------------------------
        8,000,000  Salvation Army, VRN,
                   3.84%, 10/6/05                                     8,000,000
--------------------------------------------------------------------------------
       31,575,000  Toyota Motor Credit Corp.,
                   2.80%, 1/18/06                                    31,469,825
--------------------------------------------------------------------------------
       50,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 3.80%,
                   11/1/05, resets quarterly off
                   the 3-month LIBOR plus
                   0.11% with no caps (Acquired
                   11/9/99, Cost $50,000,000)(2)                     50,000,000
--------------------------------------------------------------------------------
       41,000,000  Travelers Insurance Co. Group,
                   VRN, 3.82%, 11/7/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.08% with no
                   caps (Acquired 8/7/03,
                   Cost $41,000,000)(2)                              41,000,000
--------------------------------------------------------------------------------
        1,500,000  U.S. Bank N.A., VRN, 3.76%,
                   12/5/05, resets quarterly
                   off the 3-month LIBOR
                   with no caps                                       1,499,968
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $11,690,000  Woodgrain Millwork, VRN,
                   3.86%, 10/6/05                                $   11,690,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               385,282,960
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 17.0%
--------------------------------------------------------------------------------
        3,520,000  Acworth Downtown
                   Development Auth. Rev.,
                   (Cable/Fiber Project),
                   VRDN, 3.80%, 10/6/05
                   (Ambac) (SBBPA: Bank of
                   America N.A.)                                      3,520,000
--------------------------------------------------------------------------------
        5,010,000  Babylon Industrial
                   Development Agency Rev.,
                   Series 2004 A, (Topiderm
                   Inc.), VRDN, 3.87%, 10/6/05
                   (LOC: Citibank N.A.)                               5,010,000
--------------------------------------------------------------------------------
        5,625,000  Calexico Unified School
                   District COP, (Refinancing
                   Project), VRDN, 3.87%,
                   10/6/05 (XLCA) (SBBPA:
                   Wachovia Bank N.A.)                                5,625,000
--------------------------------------------------------------------------------
       12,800,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   (Biola University), VRDN,
                   3.80%, 10/6/05
                   (LOC: BNP Paribas)                                12,800,000
--------------------------------------------------------------------------------
        7,235,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 B,
                   (Plan Nine), VRDN, 3.86%,
                   10/6/05 (LOC: Union Bank
                   of California N.A.)                                7,235,000
--------------------------------------------------------------------------------
        3,275,000  Columbus Development
                   Auth. Rev., (Woodmont
                   Properties LLC), VRDN,
                   3.91%, 10/6/05 (LOC:
                   Columbus Bank & Trust)                             3,275,000
--------------------------------------------------------------------------------
       20,000,000  Concordia College Rev.,
                   VRDN, 3.86%, 10/3/05
                   (LOC: Bank of America N.A.)                       20,000,000
--------------------------------------------------------------------------------
       20,000,000  Cook County GO,
                   Series 2005 D, (Public
                   Improvements), VRDN,
                   3.86%, 10/5/05 (SBBPA:
                   DEPFA Bank plc)                                   20,000,000
--------------------------------------------------------------------------------
       15,000,000  Delaware County Auth. Rev.,
                   Series 2005 B, (Riddle Village),
                   VRDN, 3.85%, 10/6/05
                   (LOC: Lloyd's TSB Bank)                           15,000,000
--------------------------------------------------------------------------------
        3,035,000  El Monte COP, Series 2003 B,
                   (Community Improvement),
                   VRDN, 3.89%, 10/6/05 (LOC:
                   California State Teacher's
                   Retirement System)                                 3,035,000
--------------------------------------------------------------------------------
        5,420,000  Fairfield Rev., Series 2005 A,
                   VRDN, 3.84%, 10/6/05 (LOC:
                   Landesbank Hessen-Thurigen
                   Girozentrale)                                      5,420,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 6,905,000  Gadsden Alabama Airport
                   Auth. Rev., VRDN, 3.85%,
                   10/6/05 (LOC: Southtrust
                   Bank N.A.)                                    $    6,905,000
--------------------------------------------------------------------------------
        7,880,000  Georgia Municipal Gas Auth.
                   Rev., (National Gas Utility
                   Improvements), VRDN, 3.87%,
                   10/6/05 (LOC: Wachovia Bank
                   N.A., Bayerische Landesbank,
                   and Bank One Kentucky N.A.)                        7,880,000
--------------------------------------------------------------------------------
        7,600,000  Grand Traverse Band
                   Economic Development Corp.
                   Rev., VRDN, 3.80%, 10/6/05
                   (LOC: Bank of America N.A.)                        7,600,000
--------------------------------------------------------------------------------
        9,800,000  Illinois Financial Auth. Rev.,
                   VRDN, 3.85%, 10/6/05
                   (LOC: LaSalle Bank N.A.)                           9,800,000
--------------------------------------------------------------------------------
       10,250,000  Irondale GO Warrants, Series
                   2005, VRDN, 3.85%, 10/6/05
                   (LOC: Allied Irish Bank plc)                      10,250,000
--------------------------------------------------------------------------------
        3,305,000  Irondale Public Building Auth.
                   Rev., VRDN, 3.85%, 10/6/05
                   (LOC: Allied Irish Bank plc)                       3,305,000
--------------------------------------------------------------------------------
        9,000,000  Jackson Energy Auth. Rev.,
                   Series 2003 B, VRDN, 3.80%,
                   10/6/05 (FGIC) (SBBPA: Bank
                   of America N.A.)                                   9,000,000
--------------------------------------------------------------------------------
        6,000,000  Kankakee GO, (Exit 308),
                   VRDN, 3.85%, 10/6/05
                   (RADIAN) (SBBPA:
                   JPMorgan Chase Bank)                               6,000,000
--------------------------------------------------------------------------------
        1,800,000  Las Cruces Industrial Rev.,
                   (F&A Dairy Products), VRDN,
                   3.92%, 12/1/05 (LOC: Wells
                   Fargo Bank N.A.)                                   1,800,000
--------------------------------------------------------------------------------
        3,000,000  Long Beach Rev., Series
                   2004 A, (Towne Center Site),
                   VRDN, 3.90%, 10/6/05
                   (LOC: Allied Irish Bank plc)                       3,000,000
--------------------------------------------------------------------------------
       10,000,000  Michigan State Housing
                   Development Auth. Rev.,
                   Series 2002 C, VRDN, 3.85%,
                   10/5/05 (MBIA) (SBBPA:
                   Landesbank Hessen-Thurigen
                   Girozentrale)                                     10,000,000
--------------------------------------------------------------------------------
        7,500,000  Mississippi Business Finance
                   Corporation Rev., Series 2005,
                   (Future Pipe Industries, Inc.)
                   VRDN, 3.88%, 10/6/05
                   (LOC: Mashreqbank and Bank
                   of New York)                                       7,500,000
--------------------------------------------------------------------------------
       10,000,000  Mississippi Business Finance
                   Corporation Industrial
                   Development Rev.,
                   (VC Regional Assembly),
                   VRDN, 3.84%, 10/5/05
                   (LOC: JPMorgan Chase Bank)                        10,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 8,605,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Kingswood
                   Apartments), VRDN, 3.84%,
                   10/6/05 (LOC: FNMA)                           $    8,605,000
--------------------------------------------------------------------------------
       20,000,000  New Orleans Rev., VRDN,
                   4.10%, 10/6/05 (Ambac)
                   (SBBPA: Bank One Louisiana)                       20,000,000
--------------------------------------------------------------------------------
        4,800,000  Newton Economic
                   Development Rev., (Medical
                   Office Plaza), VRDN, 3.80%,
                   10/6/05 (LOC: Bank of
                   America N.A.)                                      4,800,000
--------------------------------------------------------------------------------
        1,935,000  North Carolina Housing
                   Finance Agency Rev.,
                   Series 2003 D, (Multifamily),
                   VRDN, 3.84%, 10/5/05
                   (SBBPA: Wachovia Bank N.A.)                        1,935,000
--------------------------------------------------------------------------------
       17,166,000  Oaks Christian School Rev.,
                   VRDN, 3.84%, 10/6/05
                   (LOC: U.S. Bank N.A.)                             17,166,000
--------------------------------------------------------------------------------
        1,300,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   3.89%, 10/6/05
                   (LOC: U.S. Bank N.A.)                              1,300,000
--------------------------------------------------------------------------------
        5,000,000  Omaha Special Obligation
                   Rev., (Riverfront
                   Redevelopment), VRDN,
                   3.94%, 10/5/05 (Ambac)
                   (SBBPA: Dexia Credit Local)                        5,000,000
--------------------------------------------------------------------------------
        2,000,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation of Greater
                   Orlando), VRDN, 3.80%,
                   10/6/05 (LOC: Bank of
                   America N.A.)                                      2,000,000
--------------------------------------------------------------------------------
       11,780,000  Pasadena COP, (Los Robles
                   Avenue Parking Facilities),
                   VRDN, 3.84%, 10/4/05
                   (LOC: Bank of New York and
                   California State Teacher's
                   Retirement System)                                11,780,000
--------------------------------------------------------------------------------
        1,295,000  Plymouth Rev., (Carlson
                   Center), VRDN, 3.89%,
                   10/6/05 (LOC: U.S. Bank
                   Trust N.A.)                                        1,295,000
--------------------------------------------------------------------------------
        1,800,000  Purdue Research Foundation,
                   3.73%, 11/9/05 (LOC: Bank
                   One N.A.) (Acquired 9/1/05,
                   Cost $1,800,000)(2)                                1,800,000
--------------------------------------------------------------------------------
        9,990,000  Putnam County Industrial
                   Development Agency Rev.,
                   (Sincerity Facility LLC),
                   VRDN, 3.84%, 10/6/05
                   (LOC: Bank of New York)                            9,990,000
--------------------------------------------------------------------------------
        6,400,000  Roman Catholic Diocese of
                   Raleigh Rev., Series 2002 A,
                   VRDN, 3.89%, 10/6/05
                   (LOC: Bank of America N.A.)                        6,400,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 8,000,000  San Jose Financing Auth.
                   Lease Rev., Series 2001 B,
                   (Hayes Mansion Phase),
                   VRDN, 3.85%, 10/5/05
                   (Ambac) (SBBPA: Bank of
                   Nova Scotia)                                  $    8,000,000
--------------------------------------------------------------------------------
       19,500,000  Santa Clara Valley Water
                   District COP, Series 2005 A,
                   3.85%, 1/3/06 (LOC:
                   Westdeutshe Landesbank)
                   (Acquired 9/8/05,
                   Cost $19,256,006)(2)                              19,303,971
--------------------------------------------------------------------------------
        4,870,000  Santa Rosa Pension Obligation
                   Rev., Series 2003 A, VRDN,
                   3.84%, 10/6/05 (LOC:
                   Landesbank Hessen-Thurigen
                   Girozentrale)                                      4,870,000
--------------------------------------------------------------------------------
        7,639,994  Savannah College of Art &
                   Design Inc. Rev., Series 2004
                   BD, VRDN, 3.84%, 10/6/05
                   (LOC: Bank of America N.A.)                        7,639,994
--------------------------------------------------------------------------------
       13,235,000  Southeast Alabama Gas
                   District Rev., VRDN, 3.85%,
                   10/6/05 (XLCA)                                    13,235,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 3.91%, 10/5/05
                   (LOC: Wachovia Bank N.A.)                          4,245,000
--------------------------------------------------------------------------------
        8,587,000  Tulare County Public Financing
                   Auth. Rev., (Millennium Fund
                   Program), VRDN, 3.70%,
                   10/3/05 (LOC: Bayerische
                   Landesbank)                                        8,587,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          351,911,965
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 10.9%
--------------------------------------------------------------------------------
       50,000,000  American Express Centurion
                   Bank, 3.63%, 10/7/05
                   (Acquired 9/6/05,
                   Cost $50,000,000)(2)                              50,000,000
--------------------------------------------------------------------------------
       23,000,000  Canadian Imperial Bank of
                   Commerce, 3.75%, 11/21/05
                   (Acquired 8/22/05,
                   Cost $23,000,000)(2)                              23,000,000
--------------------------------------------------------------------------------
       30,000,000  Citibank N.A., 3.49%,
                   10/5/05 (Acquired 7/5/05,
                   Cost $30,000,000)(2)                              30,000,000
--------------------------------------------------------------------------------
       25,000,000  Citibank N.A., 3.74%,
                   11/16/05 (Acquired 8/16/05,
                   Cost $25,000,000)(2)                              25,000,000
--------------------------------------------------------------------------------
       32,000,000  Dexia Credit Local, 3.54%,
                   10/14/05 (Acquired 7/13/05,
                   Cost $32,000,000)(2)                              32,000,000
--------------------------------------------------------------------------------
       25,000,000  First Tennessee Bank N.A.,
                   3.50%, 10/11/05 (Acquired
                   7/12/05, Cost $25,000,000)(2)                     25,000,000
--------------------------------------------------------------------------------
       30,000,000  First Tennessee Bank N.A.,
                   3.62%, 10/11/05 (Acquired
                   8/12/05, Cost $30,000,000)(2)                     30,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $10,000,000  HBOS Treasury Services
                   plc, 3.77%, 11/25/05
                   (Acquired 8/23/05,
                   Cost $10,000,000)(2)                          $   10,000,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                       225,000,000
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 3.0%
--------------------------------------------------------------------------------
       30,000,000  FHLB, VRN, 3.41%, 10/5/05,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.12% with no caps                                29,999,828
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $32,000,000  FNMA, VRN, 3.51%,
                   10/21/05, resets quarterly
                   off the 3-month LIBOR
                   minus 0.07% with no caps                      $   31,998,871
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    61,998,699
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 96.9%                              2,002,482,276
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.1%                                 64,266,667
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,066,748,943
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted  securities at September 30,
    2005, was $1,057,598,836, which represented 51.2% of total net assets.
    Restricted securities considered illiquid represent 4.4% of total net assets.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                                    $2,002,482,276
---------------------------------------------------------
Cash                                                                60,586,901
---------------------------------------------------------
Receivable for capital shares sold                                       5,845
---------------------------------------------------------
Interest receivable                                                  4,444,262
---------------------------------------------------------
Prepaid portfolio insurance                                            124,456
-------------------------------------------------------------------------------
                                                                 2,067,643,740
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Accrued management fees                                                892,782
---------------------------------------------------------
Distribution fees payable                                                  804
---------------------------------------------------------
Service fees (and distribution fees - A Class) payable                   1,211
-------------------------------------------------------------------------------
                                                                       894,797
-------------------------------------------------------------------------------

NET ASSETS                                                      $2,066,748,943
===============================================================================
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Capital paid in                                                 $2,066,770,340
---------------------------------------------------------
Accumulated net realized loss on investment transactions               (21,397)
-------------------------------------------------------------------------------
                                                                $2,066,748,943
===============================================================================
INVESTOR CLASS
-------------------------------------------------------------------------------
Net assets                                                      $2,063,148,526
---------------------------------------------------------
Shares outstanding                                               2,063,170,450
---------------------------------------------------------
Net asset value per share                                                $1.00
-------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------
Net assets                                                          $2,905,167
---------------------------------------------------------
Shares outstanding                                                   2,904,633
---------------------------------------------------------
Net asset value per share                                                $1.00
-------------------------------------------------------------------------------
A CLASS
-------------------------------------------------------------------------------
Net assets                                                            $226,408
---------------------------------------------------------
Shares outstanding                                                     226,412
---------------------------------------------------------
Net asset value per share                                                $1.00
-------------------------------------------------------------------------------
B CLASS
-------------------------------------------------------------------------------
Net assets                                                            $113,566
---------------------------------------------------------
Shares outstanding                                                     113,572
---------------------------------------------------------
Net asset value per share                                                $1.00
-------------------------------------------------------------------------------
C CLASS
-------------------------------------------------------------------------------
Net assets                                                            $355,276
---------------------------------------------------------
Shares outstanding                                                     355,273
---------------------------------------------------------
Net asset value per share                                                $1.00
-------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------
Interest                                                            $33,112,695
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------
Management fees                                                       5,778,352
--------------------------------------------------
Distribution fees:
--------------------------------------------------
 Advisor Class                                                            3,428
--------------------------------------------------
 B Class                                                                    387
--------------------------------------------------
 C Class                                                                  1,173
--------------------------------------------------
Service fees:
--------------------------------------------------
 Advisor Class                                                            3,428
--------------------------------------------------
 B Class                                                                    128
--------------------------------------------------
 C Class                                                                    587
--------------------------------------------------
Service and distribution fees -- A Class                                    534
--------------------------------------------------
Trustees' fees and expenses                                              53,339
--------------------------------------------------
Portfolio insurance                                                     185,979
--------------------------------------------------------------------------------
                                                                      6,027,335
Amount waived                                                          (137,779)
--------------------------------------------------------------------------------
                                                                      5,889,556
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                27,223,139
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS                                               (2,025)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                                    $27,221,114
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS             SEPT. 30, 2005      MARCH 31, 2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                         $   27,223,139     $   24,723,495
--------------------------------------------

Net realized gain (loss)                              (2,025)           (11,590)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         27,221,114         24,711,905
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------
  Investor Class                                 (27,178,730)       (24,691,275)
--------------------------------------------
  Advisor Class                                      (33,694)           (28,527)
--------------------------------------------
  A Class                                             (5,445)              (690)
--------------------------------------------
  B Class                                               (879)              (315)
--------------------------------------------
  C Class                                             (4,391)            (2,688)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                               (27,223,139)       (24,723,495)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                   99,296,007       (162,215,806)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             99,293,982       (162,227,396)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            1,967,454,961      2,129,682,357
--------------------------------------------------------------------------------
End of period                                 $2,066,748,943     $1,967,454,961
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class, B Class
and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1)
an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment
Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee
(Investor Class, A Class, B Class and C Class) range from 0.2500% to 0.3100%.
The Advisor Class is 0.2500% less at each point within the Complex Fee range.
Effective July 29, 2005, ACIM voluntarily agreed to waive 0.039% of its management fee. The effective annual management fee before waiver for the six months ended September 30, 2005 was 0.58% for the Investor Class, A Class, B
Class, and C Class, and 0.33% for the Advisor Class. The effective annual management fee after waiver for the six months ended September 30, 2005 was
0.56%, 0.31%, 0.58%, 0.56%, and 0.57% for the Investor Class, Advisor Class, A
Class, B Class, and C Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                                         ADVISOR            B             C
-------------------------------------------------------------------------------
Distribution Fee                          0.25%           0.75%          0.50%
-------------------------------------------------------------------------------
Service Fee                               0.25%           0.25%          0.25%
-------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. Fees incurred under the plans during the six months ended September 30, 2005, are detailed in the Statement of
Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance
Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended September 30, 2005, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC. JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                   (continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows
(unlimited number of shares authorized):

                                                   SHARES              AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------------
Sold                                           1,019,279,787     $1,019,279,787
------------------------------------------
Issued in reinvestment of distributions           26,793,805         26,793,805
------------------------------------------
Redeemed                                        (947,057,866)      (947,057,866)
--------------------------------------------------------------------------------
Net increase (decrease)                           99,015,726       $ 99,015,726
================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------------
Sold                                           1,784,870,048     $1,784,870,048
------------------------------------------
Issued in reinvestment of distributions           24,240,697         24,240,697
------------------------------------------
Redeemed                                      (1,971,397,036)    (1,971,397,036)
--------------------------------------------------------------------------------
Net increase (decrease)                         (162,286,291)    $ (162,286,291)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------------
Sold                                                 994,968           $994,968
------------------------------------------
Issued in reinvestment of distributions               33,694             33,694
------------------------------------------
Redeemed                                            (683,490)          (683,490)
--------------------------------------------------------------------------------
Net increase (decrease)                              345,172           $345,172
================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------------
Sold                                               3,619,279         $3,619,279
------------------------------------------
Issued in reinvestment of distributions               27,452             27,452
------------------------------------------
Redeemed                                          (4,141,860)        (4,141,860)
--------------------------------------------------------------------------------
Net increase (decrease)                             (495,129)        $ (495,129)
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------------
Sold                                               4,381,990         $4,381,990
------------------------------------------
Issued in reinvestment of distributions                2,745              2,745
------------------------------------------
Redeemed                                          (4,217,930)        (4,217,930)
--------------------------------------------------------------------------------
Net increase (decrease)                              166,805         $  166,805
================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------------
Sold                                                 148,860           $148,860
------------------------------------------
Issued in reinvestment of distributions                  656                656
------------------------------------------
Redeemed                                            (115,029)          (115,029)
--------------------------------------------------------------------------------
Net increase (decrease)                               34,487          $  34,487
================================================================================

                                                                     (continued)

------
17

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                   SHARES              AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------------
Sold                                                  16,594            $16,594
------------------------------------------
Issued in reinvestment of distributions                  300                300
--------------------------------------------------------------------------------
Net increase (decrease)                               16,894            $16,894
================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------------
Sold                                                  24,166            $24,166
------------------------------------------
Issued in reinvestment of distributions                   95                 95
------------------------------------------
Redeemed                                              (1,410)            (1,410)
--------------------------------------------------------------------------
Net increase (decrease)                               22,851            $22,851
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2005
------------------------------------------
Sold                                                  79,988         $   79,988
------------------------------------------
Issued in reinvestment of distributions                4,176              4,176
------------------------------------------
Redeemed                                            (332,754)          (332,754)
--------------------------------------------------------------------------------
Net increase (decrease)                             (248,590)        $(248,590)
================================================================================
YEAR ENDED MARCH 31, 2005
------------------------------------------
Sold                                                 868,941           $868,941
------------------------------------------
Issued in reinvestment of distributions                2,649              2,649
------------------------------------------
Redeemed                                            (363,314)          (363,314)
--------------------------------------------------------------------------------
Net increase (decrease)                              508,276           $508,276
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, the fund had accumulated capital losses of $25,076 which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of
$13,492 and $11,584 expire in 2011 and 2013, respectively.

------
18

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                        2005(1)        2005         2004         2003        2002(2)        2002         2001
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $1.00        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income                  0.01         0.01         0.01         0.01           --(3)      0.03         0.06
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income      (0.01)       (0.01)       (0.01)       (0.01)          --(3)     (0.03)       (0.06)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period            $1.00        $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
==============================================================================================================
  TOTAL RETURN(4)         1.36%        1.19%        0.58%        1.19%        0.13%        3.16%        6.05%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses to
Average
Net Assets          0.58%(5)(6)        0.60%        0.61%        0.61%     0.60%(6)        0.60%        0.60%
------------------
Ratio of
Operating
Expenses
to Average
Net Assets
(Before
Expense Waiver)        0.60%(6)        0.60%        0.61%        0.61%     0.60%(6)        0.60%        0.60%
------------------
Ratio of Net
Investment
Income to
Average
Net Assets          2.70%(5)(6)        1.17%        0.58%        1.19%     1.48%(6)        3.13%        5.88%
------------------
Ratio of Net
Investment
Income to
Average Net
Assets (Before
Expense Waiver)        2.68%(6)        1.17%        0.58%        1.19%     1.48%(6)        3.13%        5.88%
------------------
Net Assets,
End of Period
(in thousands)       $2,063,149   $1,964,135   $2,126,433   $2,574,694   $2,756,147   $2,796,914   $2,875,876
--------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

------
19

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------
                                                           ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
                            2005(1)      2005        2004        2003       2002(2)       2002       2001
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $1.00      $1.00      $1.00       $1.00       $1.00        $1.00      $1.00
-------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.01       0.01         --(3)     0.01          --(3)      0.03       0.06
-------------------------------------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Investment Income            (0.01)     (0.01)        --(3)    (0.01)         --(3)     (0.03)     (0.06)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00      $1.00      $1.00       $1.00       $1.00        $1.00      $1.00
=============================================================================================================
  TOTAL RETURN(4)               1.23%      0.94%      0.33%       0.93%       0.10%        2.90%      5.79%
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                0.83%(5)(6)      0.85%     0.86%       0.86%    0.85%(6)        0.85%       0.85%
-------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)      0.85%(6)      0.85%     0.86%       0.86%    0.85%(6)        0.85%       0.85%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                2.45%(5)(6)      0.92%     0.33%       0.94%    1.23%(6)        2.88%       5.63%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets
(Before Expense Waiver)      2.43%(6)      0.92%     0.33%       0.94%    1.23%(6)        2.88%       5.63%
-------------------------
Net Assets,
End of Period
(in thousands)                 $2,905     $2,560    $3,055      $5,431     $14,329      $13,609      $7,784
-------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

------
20

See Notes to Financial Statements.

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  A CLASS
--------------------------------------------------------------------------------

                                2005(1)      2005        2004         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00       $1.00       $1.00           $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income          0.01        0.01          --(3)           --(3)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.01)      (0.01)         --(3)           --(3)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00       $1.00       $1.00           $1.00
================================================================================
  TOTAL RETURN(4)                1.25%       0.95%       0.38%           0.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            0.85%(5)       0.85%    0.83%(6)     0.61%(5)(6)
--------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)       0.85%(5)       0.85%       0.86%        0.86%(5)
--------------------------
Ratio of Net
Investment Income to
Average Net Assets            2.43%(5)       0.92%    0.36%(6)     0.76%(5)(6)
--------------------------
Ratio of Net
Investment Income to
Average Net Assets
(Before Expense Waiver)       2.43%(5)       0.92%       0.33%        0.51%(5)
--------------------------
Net Assets,
End of Period
(in thousands)                    $226         $60         $25             $25
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) The distributor voluntarily waived a portion of the service and distribution fees.

See Notes to Financial Statements.

------
21

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    B CLASS
--------------------------------------------------------------------------------
                                2005(1)      2005         2004         2003(2)
-------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value,
Beginning of Period             $1.00       $1.00       $1.00          $1.00
-------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------------------
  Net Investment Income          0.01          --(3)       --(3)          --(3)
-------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net
  Investment Income             (0.01)         --(3)       --(3)          --(3)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00       $1.00       $1.00          $1.00
===============================================================================
  TOTAL RETURN(4)                0.86%       0.34%       0.22%          0.12%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         1.58%(5)(6)    1.48%(7)    0.99%(7)    0.61%(6)(7)
------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)       1.60%(6)       1.60%       1.61%       1.61%(6)
------------------------
Ratio of Net
Investment Income to
Average Net Assets         1.70%(5)(6)    0.29%(7)    0.20%(7)    0.76%(6)(7)
------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)       1.68%(6)       0.17%     (0.42)%     (0.24)%(6)
------------------------
Net Assets,
End of Period
(in thousands)                    $114         $97         $74            $25
-------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

(7) The distributor voluntarily waived a portion of the service and distribution fees.

See Notes to Financial Statements.

------
22

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS END MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------
                                               C CLASS
------------------------------------------------------------------------------
                               2005(1)       2005         2004        2003(2)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income         0.01         0.01           --(3)        --(3)
------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income            (0.01)       (0.01)          --(3)        --(3)
------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00        $1.00        $1.00        $1.00
==============================================================================
  TOTAL RETURN(4)               0.98%        0.57%        0.09%        0.40%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.34%(5)(6)     1.28%(7)     1.10%(7)   1.34%(6)(7)
------------------------
Ratio of Operating
Expenses to
Average Net Assets
(Before Expense Waiver)      1.35%(6)        1.35%        1.36%      1.36%(6)
------------------------
Ratio of Net
Investment Income to
Average Net Assets        1.94%(5)(6)     0.49%(7)     0.09%(7)   0.47%(6)(7)
------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets
(Before Expense Waiver)      1.93%(6)        0.42%      (0.17)%      0.45%(6)
------------------------
Net Assets,
End of Period
(in thousands)                   $355         $604          $96           $40
------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) May 7, 2002 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

(7) The distributor voluntarily waived a portion of the service and distribution fees.

See Notes to Financial Statements.

------
23

Approval of Management Agreement for
Prime Money Market Fund

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Prime Money Market (the "fund") and the services provided to the fund under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund and the advisor, and in formulating the board's fee proposals. The board also had the benefit of the

                                                                    (continued)

------
24

Approval of Management Agreement for
Prime Money Market Fund

advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. Further, the
Portfolio Committee reports its assessment to the board. If performance concerns are

                                                                     (continued)

------
25

Approval of Management Agreement for
Prime Money Market Fund

identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance was above the median for its peer group for both one and three year periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the

                                                                     (continued)

------
26

Approval of Management Agreement for
Prime Money Market Fund

fund, and the fee breakpoints of competitive funds not managed by the advisor.
The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives

                                                                     (continued)

------
27

Approval of Management Agreement for
Prime Money Market Fund

proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The
Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors negotiated a one-year waiver by the advisor of a portion of the management fee. These changes were proposed by the Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective July 29, 2005, will result in a lowering of the management fee of the fund by .039 percentage points below the current management fee.
Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
28

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor, A, B, and C Class shares are higher than those of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors),  which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century Advisor Fund, in accordance with the schedule set forth in that fund's prospectus. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 0.75%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 0.75%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
29

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
30

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
31

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

                                   PRSRT STD
                               U.S. POSTAGE PAID
                                AMERICAN CENTURY
                                   COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0511
SH-SAN-45978S

American Century Investments
SEMIANNUAL REPORT

[photo of boy]

SEPTEMBER 30, 2005

Diversified Bond Fund
High-Yield Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Diversified Bond and High-Yield funds for the six months ended
September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated
March 31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Diversified Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                              --------------------------------
                                                   AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                      SINCE     INCEPTION
                        6 MONTHS(1)   1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS             2.14%       2.82%     --         --        4.27%      12/3/01
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(2)         2.31%       2.80%    6.62%      6.55%      5.14%(3)      --
-------------------------------------------------------------------------------------------
Institutional Class        2.24%       3.03%    6.07%      5.98%      5.92%       4/1/93
-------------------------------------------------------------------------------------------
Advisor Class              2.01%       2.57%     --         --        4.01%      12/3/01
-------------------------------------------------------------------------------------------
A Class                                                                          1/31/03
   No sales charge*        2.01%       2.57%     --         --        3.12%(4)
   With sales charge*     -2.62%      -2.08%     --         --        1.35%(4)
-------------------------------------------------------------------------------------------
B Class                                                                          1/31/03
   No sales charge*        1.63%       1.80%     --         --        2.37%(4)
   With sales charge*     -3.37%      -2.20%     --         --        1.27%(4)
-------------------------------------------------------------------------------------------
C Class                                                                          1/31/03
   No sales charge*        1.63%       1.80%     --         --        2.44%(4)
   With sales charge*      0.63%       1.80%     --         --        2.44%(4)
-------------------------------------------------------------------------------------------
R Class                     --          --       --         --        0.08%(1)   7/29/05
-------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century
Intermediate-Term Bond Fund, the American Century Bond Fund, and the American
Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16,
2001. Financial information prior to December 3, 2001 is that of the American
Century Premium Bond Fund and is used in calculating the performance of
Diversified Bond.

(1) Total returns for periods less than one year are not annualized.

(2) © 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(4) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 3, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended September 30
--------------------------------------------------------------------------------
                                          2002*     2003      2004      2005
--------------------------------------------------------------------------------
Investor Class                            5.72%     5.19%     2.66%     2.82%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index      7.86%     5.41%     3.68%     2.80%
--------------------------------------------------------------------------------
* From 12/3/01, the Investor Class's inception date. Index data from 11/30/01, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Diversified Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEFF HOUSTON

PERFORMANCE SUMMARY

Diversified Bond and its broad market benchmark, the Lehman Brothers U.S.
Aggregate Index (Lehman Aggregate) posted total returns of 2.14%* and 2.31%, respectively, for the six months ended September 30, 2005.

Like the index, the fund's returns were primarily governed by the performance of the taxable, investment-grade U.S. bond market's largest sectors -- including mortgage-backed, Treasury, corporate, and agency securities -- which posted gains for the six months. The U.S. bond market rallied enough in April, May, and
August to more than offset declines in July and September.

RELATIVE PERFORMANCE KEYS

We positioned the fund defensively in anticipation of higher interest rates and bond price depreciation as the Federal Reserve (the Fed) raised its overnight rate target. Instead, despite the Fed's actions, longer-term rates fell and bonds rallied enough to produce positive broad market returns.

In its defensive mode, Diversified Bond underperformed the Lehman Aggregate during the bond rally months: April, May, and August. This, along with fund expenses (fund returns were reduced by operating expenses while the index's were not) contributed to the fund's relative underperformance for the six months.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the six months ended September
30, 2005, despite the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and 3.8% in the third (by initial estimates) as short-term U.S. interest rates and oil prices rose.

The Fed raised its rate target four times in six months, from 2.75% to 3.75%, the highest since August 2001. Meanwhile, crude oil jumped 20%, from $55.40 to
$66.24 a barrel, after flirting with $70 a barrel at the end of August, when
Katrina hit the Gulf Coast.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable -- the year-to-date annualized gain for core CPI as of
September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND MARKET REVIEW

Longer-term interest rates and bond yields fell as economic growth remained moderate and core inflation stayed low,

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.7 years             5.9 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.4 years             4.4 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                                          4.04%
--------------------------------------------------------------------------------
Institutional                                                     4.24%
--------------------------------------------------------------------------------
Advisor                                                           3.78%
--------------------------------------------------------------------------------
A Class                                                           3.62%
--------------------------------------------------------------------------------
B Class                                                           3.02%
--------------------------------------------------------------------------------
C Class                                                           3.03%
--------------------------------------------------------------------------------
R Class                                                           3.53%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

(continued)

------
4

Diversified Bond - Portfolio Commentary

even as shorter-term interest rates and yields rose with the Fed's rate hikes.
This caused the Treasury yield curve to "flatten" -- the gap between two- and
10-year Treasury yields narrowed.

The 10-year Treasury note returned 3.01% as its yield fell from 4.49% to 4.33%.
Longer-maturity/duration indices and bonds performed even better -- the 30-year
Treasury bond returned 5.13%. That helped make Treasurys (up 2.47%) the top-performing major sector of the Lehman Aggregate while mortgage-backed securities (MBS, up 2.12%) lagged. Corporate securities in the index returned
2.40%.

PORTFOLIO STRATEGY

As mentioned earlier, Diversified Bond was positioned defensively compared with the Lehman Aggregate, with a focus on yield. The portfolio's biggest exposure, by far, was in mortgage-related sectors -- MBS and CMOs -- totaling 38.2% of the portfolio as of September 30. At the same time, compared with the index,
Diversified Bond was significantly underweight in Treasurys (just 10.3% of the portfolio). Overweights compared with the index included sectors that offered higher yields than Treasurys (commercial MBS, asset-backed securities, and agency securities) or offered inflation protection (Treasury inflation-protected securities).

In anticipation of a flattening Treasury yield curve, we used a Treasury futures overlay, a portfolio structure that performs well in a curve-flattening environment, for most of the six months. We removed this structure in September, when it appeared that the Fed might stop its rate hikes in the wake of Hurricane
Katrina.

OUR COMMITMENT

We remain committed to seeking a high level of income by investing mostly in investment-grade non-money market debt securities. These securities may include high- and medium-grade corporate bonds and notes, government securities, and securities backed by mortgages or other assets (see the Types of Investments table above). The weighted average maturity of the portfolio must be three and one-half years or longer.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                               26.0%                 25.4%
--------------------------------------------------------------------------------
Corporate Bonds                          18.4%                 15.9%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                        14.2%                  7.4%
--------------------------------------------------------------------------------
CMOs                                     12.2%                  9.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities                 10.3%                 12.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                   9.6%                 15.9%
--------------------------------------------------------------------------------
Municipal Securities                      1.1%                  0.2%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                0.8%                  0.3%
--------------------------------------------------------------------------------
Other(1)                                  2.1%                  2.8%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                    5.3%                 10.0%
--------------------------------------------------------------------------------
(1) Includes Temporary Cash Investments.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
AAA                                        76%                   77%
--------------------------------------------------------------------------------
AA                                          4%                    3%
--------------------------------------------------------------------------------
A                                          10%                    7%
--------------------------------------------------------------------------------
BBB                                         8%                   10%
--------------------------------------------------------------------------------
BB                                          2%                    3%
--------------------------------------------------------------------------------

------
5

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(1) -- 32.8%

      $ 9,500,000  FHLMC, 5.00%,
                   settlement date 10/18/05(2)                   $   9,476,250
--------------------------------------------------------------------------------
           42,030  FHLMC, 6.50%, 2/1/09                                 43,409
--------------------------------------------------------------------------------
           50,452  FHLMC, 6.50%, 12/1/12                                52,110
--------------------------------------------------------------------------------
          393,594  FHLMC, 6.00%, 1/1/13                                404,516
--------------------------------------------------------------------------------
           66,478  FHLMC, 7.00%, 11/1/13                                69,433
--------------------------------------------------------------------------------
          119,091  FHLMC, 7.00%, 6/1/14                                124,379
--------------------------------------------------------------------------------
          499,368  FHLMC, 6.50%, 6/1/16                                515,611
--------------------------------------------------------------------------------
        3,946,325  FHLMC, 5.00%, 11/1/17                             3,939,983
--------------------------------------------------------------------------------
        6,270,683  FHLMC, 4.50%, 1/1/19                              6,151,264
--------------------------------------------------------------------------------
            3,353  FHLMC, 8.50%, 10/1/26                                 3,653
--------------------------------------------------------------------------------
           36,848  FHLMC, 7.00%, 9/1/27                                 38,575
--------------------------------------------------------------------------------
           58,797  FHLMC, 6.50%, 1/1/28                                 60,694
--------------------------------------------------------------------------------
            9,617  FHLMC, 7.00%, 2/1/28                                 10,068
--------------------------------------------------------------------------------
          334,387  FHLMC, 6.50%, 3/1/29                                345,036
--------------------------------------------------------------------------------
          221,553  FHLMC, 6.50%, 6/1/29                                228,542
--------------------------------------------------------------------------------
           32,717  FHLMC, 7.00%, 8/1/29                                 34,198
--------------------------------------------------------------------------------
          102,299  FHLMC, 7.50%, 8/1/29                                108,538
--------------------------------------------------------------------------------
          292,435  FHLMC, 6.50%, 5/1/31                                301,218
--------------------------------------------------------------------------------
          180,549  FHLMC, 6.50%, 6/1/31                                185,971
--------------------------------------------------------------------------------
        3,775,154  FHLMC, 5.50%, 12/1/33                             3,779,096
--------------------------------------------------------------------------------
       29,680,438  FNMA, 6.00%,
                   settlement date 10/13/05(2)                      30,181,296
--------------------------------------------------------------------------------
       25,825,000  FNMA, 6.50%,
                   settlement date 10/13/05(2)                      26,583,609
--------------------------------------------------------------------------------
       11,627,500  FNMA, 5.00%,
                   settlement date 10/18/05(2)                      11,598,431
--------------------------------------------------------------------------------
       20,977,500  FNMA, 5.50%,
                   settlement date 10/18/05(2)                      21,285,618
--------------------------------------------------------------------------------
          113,863  FNMA, 6.00%, 2/1/09                                 116,940
--------------------------------------------------------------------------------
          110,233  FNMA, 6.00%, 5/1/13                                  75,487
--------------------------------------------------------------------------------
          148,608  FNMA, 6.00%, 7/1/13                                 152,890
--------------------------------------------------------------------------------
          190,267  FNMA, 6.00%, 12/1/13                                195,750
--------------------------------------------------------------------------------
          168,301  FNMA, 6.00%, 1/1/14                                 173,150
--------------------------------------------------------------------------------
          319,557  FNMA, 6.00%, 2/1/14                                 328,765
--------------------------------------------------------------------------------
          297,738  FNMA, 6.00%, 4/1/14                                 306,317
--------------------------------------------------------------------------------
        3,007,308  FNMA, 5.50%, 12/1/16                              3,053,387
--------------------------------------------------------------------------------
        6,269,425  FNMA, 4.50%, 5/1/19                               6,143,629
--------------------------------------------------------------------------------
          184,949  FNMA, 6.50%, 1/1/26                                 191,133
--------------------------------------------------------------------------------
           31,285  FNMA, 7.00%, 12/1/27                                 32,809
--------------------------------------------------------------------------------
            7,482  FNMA, 6.50%, 1/1/28                                   7,730
--------------------------------------------------------------------------------
           13,254  FNMA, 7.00%, 1/1/28                                  13,900
--------------------------------------------------------------------------------
           65,246  FNMA, 7.50%, 4/1/28                                  69,189
--------------------------------------------------------------------------------
          132,198  FNMA, 7.00%, 5/1/28                                 138,588
--------------------------------------------------------------------------------
           10,318  FNMA, 7.00%, 6/1/28                                  10,816
--------------------------------------------------------------------------------
           45,202  FNMA, 6.50%, 1/1/29                                  46,685
--------------------------------------------------------------------------------
          129,093  FNMA, 6.50%, 4/1/29                                 133,293
--------------------------------------------------------------------------------
          155,728  FNMA, 7.00%, 7/1/29                                 163,210
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $   155,105  FNMA, 7.50%, 7/1/29                           $     164,324
--------------------------------------------------------------------------------
           37,043  FNMA, 7.00%, 5/1/30                                  38,774
--------------------------------------------------------------------------------
          244,898  FNMA, 7.50%, 8/1/30                                 259,215
--------------------------------------------------------------------------------
          108,073  FNMA, 7.50%, 9/1/30                                 114,390
--------------------------------------------------------------------------------
          741,703  FNMA, 7.00%, 9/1/31                                 776,418
--------------------------------------------------------------------------------
          318,448  FNMA, 6.50%, 1/1/32                                 328,290
--------------------------------------------------------------------------------
        2,732,118  FNMA, 7.00%, 6/1/32                               2,859,883
--------------------------------------------------------------------------------
        1,064,300  FNMA, 6.50%, 8/1/32                               1,097,192
--------------------------------------------------------------------------------
        4,843,317  FNMA, 5.50%, 6/1/33                               4,845,564
--------------------------------------------------------------------------------
       24,772,552  FNMA, 5.50%, 7/1/33                              24,784,047
--------------------------------------------------------------------------------
        4,534,659  FNMA, 5.50%, 8/1/33                               4,536,764
--------------------------------------------------------------------------------
        5,413,945  FNMA, 5.50%, 9/1/33                               5,416,457
--------------------------------------------------------------------------------
       12,777,263  FNMA, 5.00%, 11/1/33                             12,537,715
--------------------------------------------------------------------------------
       10,324,179  FNMA, 5.50%, 1/1/34                              10,328,960
--------------------------------------------------------------------------------
        2,161,902  FNMA, 6.00%, 7/1/35                               2,198,520
--------------------------------------------------------------------------------
        6,251,767  FNMA, 6.00%, 8/1/35                               6,357,660
--------------------------------------------------------------------------------
           53,727  GNMA, 7.50%, 8/20/17                                 56,920
--------------------------------------------------------------------------------
          117,579  GNMA, 7.00%, 11/15/22                               124,300
--------------------------------------------------------------------------------
           74,302  GNMA, 8.75%, 3/15/25                                 81,320
--------------------------------------------------------------------------------
           25,992  GNMA, 7.00%, 4/20/26                                 27,280
--------------------------------------------------------------------------------
           51,234  GNMA, 7.50%, 8/15/26                                 54,530
--------------------------------------------------------------------------------
           25,215  GNMA, 8.00%, 8/15/26                                 27,034
--------------------------------------------------------------------------------
            2,745  GNMA, 7.50%, 4/15/27                                  2,920
--------------------------------------------------------------------------------
           71,660  GNMA, 7.50%, 5/15/27                                 76,218
--------------------------------------------------------------------------------
           39,908  GNMA, 8.00%, 6/15/27                                 42,775
--------------------------------------------------------------------------------
            5,401  GNMA, 7.50%, 11/15/27                                 5,744
--------------------------------------------------------------------------------
           27,444  GNMA, 7.00%, 2/15/28                                 28,892
--------------------------------------------------------------------------------
           44,451  GNMA, 7.50%, 2/15/28                                 47,248
--------------------------------------------------------------------------------
           26,682  GNMA, 6.50%, 3/15/28                                 27,825
--------------------------------------------------------------------------------
           32,231  GNMA, 7.00%, 4/15/28                                 33,931
--------------------------------------------------------------------------------
          184,075  GNMA, 6.50%, 5/15/28                                191,954
--------------------------------------------------------------------------------
           53,960  GNMA, 7.00%, 12/15/28                                56,808
--------------------------------------------------------------------------------
            7,248  GNMA, 8.00%, 12/15/29                                 7,765
--------------------------------------------------------------------------------
          272,558  GNMA, 7.00%, 5/15/31                                286,659
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $205,415,013)                                                204,699,462
--------------------------------------------------------------------------------

CORPORATE BONDS -- 23.2%

AEROSPACE & DEFENSE -- 0.5%
--------------------------------------------------------------------------------
        1,880,000  United Technologies Corp.,
                   4.375%, 5/1/10                                    1,861,531
--------------------------------------------------------------------------------
          940,000  United Technologies Corp.,
                   5.40%, 5/1/35                                       942,610
--------------------------------------------------------------------------------
                                                                     2,804,141
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
          810,000  DaimlerChrysler N.A.
                   Holding Corp.,
                   4.875%, 6/15/10                                     794,637
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
6

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

BEVERAGES -- 0.3%
--------------------------------------------------------------------------------
      $   640,000  Diageo Capital plc,
                   4.375%, 5/3/10                                $     630,245
--------------------------------------------------------------------------------
        1,500,000  Miller Brewing Co.,
                   4.25%, 8/15/08 (Acquired
                   8/6/03, Cost $1,494,855)(3)                       1,479,686
--------------------------------------------------------------------------------
                                                                     2,109,931
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.3%
--------------------------------------------------------------------------------
        1,630,000  Genentech, Inc., 4.75%,
                   7/15/15 (Acquired 7/13/05,
                   Cost $1,628,973)(3)                               1,601,767
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 1.2%
--------------------------------------------------------------------------------
        1,200,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                     1,246,390
--------------------------------------------------------------------------------
        1,500,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                   1,516,000
--------------------------------------------------------------------------------
        1,180,000  Merrill Lynch & Co. Inc.,
                   4.25%, 2/8/10                                     1,154,697
--------------------------------------------------------------------------------
        1,000,000  Merrill Lynch & Co. Inc.,
                   4.79%, 8/4/10                                       997,608
--------------------------------------------------------------------------------
        1,000,000  Morgan Stanley,
                   4.00%, 1/15/10(4)                                   968,732
--------------------------------------------------------------------------------
          900,000  Morgan Stanley,
                   4.25%, 5/15/10                                      878,176
--------------------------------------------------------------------------------
          950,000  Morgan Stanley,
                   4.75%, 4/1/14                                       918,103
--------------------------------------------------------------------------------
                                                                     7,679,706
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.0%
--------------------------------------------------------------------------------
          650,000  AmSouth Bancorp.,
                   5.20%, 4/1/15                                       658,252
--------------------------------------------------------------------------------
        3,100,000  Bank of America Corp.,
                   4.375%, 12/1/10                                   3,046,466
--------------------------------------------------------------------------------
          980,000  Marshall & Ilsley Bank,
                   4.125%, 9/4/07                                      973,138
--------------------------------------------------------------------------------
        1,600,000  PNC Bank N.A.,
                   4.875%, 9/21/17                                   1,556,163
--------------------------------------------------------------------------------
        1,230,000  SouthTrust Corp.,
                   5.80%, 6/15/14                                    1,288,847
--------------------------------------------------------------------------------
        1,330,000  Wachovia Bank N.A.,
                   4.80%, 11/1/14                                    1,308,278
--------------------------------------------------------------------------------
        2,080,000  Wachovia Bank N.A.,
                   4.875%, 2/1/15                                    2,054,822
--------------------------------------------------------------------------------
        1,840,000  Wells Fargo & Co.,
                   4.625%, 8/9/10                                    1,832,796
--------------------------------------------------------------------------------
                                                                    12,718,762
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
          650,000  R.R. Donnelley & Sons
                   Company, 3.75%, 4/1/09                              623,576
--------------------------------------------------------------------------------
          960,000  R.R. Donnelley & Sons
                   Company, 4.95%, 5/15/10
                   (Acquired 5/18/05-5/19/05,
                   Cost $957,712)(3)                                   956,244
--------------------------------------------------------------------------------
        1,100,000  Waste Management, Inc.,
                   7.00%, 7/15/28                                    1,242,175
--------------------------------------------------------------------------------
                                                                     2,821,995
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.4%
--------------------------------------------------------------------------------
      $   900,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                         $     890,995
--------------------------------------------------------------------------------
        1,450,000  Capital One Financial Corp.,
                   4.80%, 2/21/12                                    1,416,004
--------------------------------------------------------------------------------
                                                                     2,306,999
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.3%
--------------------------------------------------------------------------------
        2,000,000  Ball Corp., 7.75%, 8/1/06                         2,045,000
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.0%
--------------------------------------------------------------------------------
        5,225,000  Morgan Stanley TRACERS(reg.sm),
                   7.71%, 3/1/32 (Acquired
                   3/15/02-8/28/02,
                   Cost $5,546,048)(3)                               6,239,356
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.6%
--------------------------------------------------------------------------------
        1,500,000  American General Finance
                   Corp., Series 2002 H,
                   4.50%, 11/15/07                                   1,495,382
--------------------------------------------------------------------------------
        3,570,000  Citigroup Inc., 5.00%, 9/15/14                    3,557,065
--------------------------------------------------------------------------------
        1,170,000  Ford Motor Credit Co.,
                   6.50%, 1/25/07                                    1,171,722
--------------------------------------------------------------------------------
          730,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                    705,747
--------------------------------------------------------------------------------
        1,500,000  General Motors Acceptance
                   Corp., 6.125%, 8/28/07                            1,477,247
--------------------------------------------------------------------------------
          900,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14(4)                            784,135
--------------------------------------------------------------------------------
        2,450,000  HSBC Finance Corp.,
                   4.75%, 4/15/10                                    2,443,079
--------------------------------------------------------------------------------
        1,270,000  HSBC Finance Corp.,
                   4.625%, 9/15/10                                   1,255,090
--------------------------------------------------------------------------------
        1,550,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                     1,679,112
--------------------------------------------------------------------------------
        1,690,000  Xlliac Global Funding,
                   4.80%, 8/10/10 (Acquired
                   8/3/05, Cost $1,684,288)(3)                       1,680,884
--------------------------------------------------------------------------------
                                                                    16,249,463
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.6%
--------------------------------------------------------------------------------
        1,390,000  AT&T Corp., 9.05%, 11/15/11                       1,572,437
--------------------------------------------------------------------------------
        1,465,000  British Telecommunications plc,
                   7.00%, 5/23/07                                    1,514,987
--------------------------------------------------------------------------------
          690,000  Deutsche Telekom International
                   Finance BV, 8.50%, 6/15/10                          783,045
--------------------------------------------------------------------------------
          600,000  Deutsche Telekom International
                   Finance BV, 5.25%, 7/22/13                          606,722
--------------------------------------------------------------------------------
          650,000  France Telecom, 7.75%, 3/1/11                       738,881
--------------------------------------------------------------------------------
        1,180,000  Sprint Capital Corp.,
                   8.375%, 3/15/12                                   1,390,440
--------------------------------------------------------------------------------
          580,000  Sprint Capital Corp.,
                   8.75%, 3/15/32(4)                                   780,115
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
7

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $   900,000  Telecom Italia Capital SA,
                   4.00%, 1/15/10 (Acquired
                   6/29/05-8/19/05,
                   Cost $873,900)(3)                             $     865,031
--------------------------------------------------------------------------------
        1,010,000  Telecom Italia Capital SA,
                   5.25%, 10/1/15(4)                                   994,361
--------------------------------------------------------------------------------
          870,000  Verizon Virginia Inc.,
                   4.625%, 3/15/13                                     834,080
--------------------------------------------------------------------------------
                                                                    10,080,099
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.5%
--------------------------------------------------------------------------------
          910,000  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                       913,180
--------------------------------------------------------------------------------
          860,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                889,323
--------------------------------------------------------------------------------
          950,000  Florida Power Corp.,
                   4.50%, 6/1/10                                       937,441
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co.,
                   6.375%, 8/15/12(4)                                  646,544
--------------------------------------------------------------------------------
                                                                     3,386,488
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
          800,000  CVS Corp., 4.00%, 9/15/09                           778,466
--------------------------------------------------------------------------------
          920,000  Kroger Co. (The), 6.80%, 4/1/11                     981,598
--------------------------------------------------------------------------------
          850,000  Safeway Inc., 6.50%, 3/1/11(4)                      887,648
--------------------------------------------------------------------------------
        1,600,000  Wal-Mart Stores Inc.,
                   4.125%, 7/1/10                                    1,563,008
--------------------------------------------------------------------------------
          720,000  Wal-Mart Stores Inc.,
                   5.25%, 9/1/35                                       699,348
--------------------------------------------------------------------------------
                                                                     4,910,068
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          880,000  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35(4)                                  855,752
--------------------------------------------------------------------------------
        1,610,000  Cadbury Schweppes U.S.
                   Finance LLC, 3.875%, 10/1/08
                   (Acquired 6/14/05-8/18/05,
                   Cost $1,579,968)(3)                               1,571,798
--------------------------------------------------------------------------------
          980,000  WM Wrigley Jr. Co.,
                   4.30%, 7/15/10                                      967,664
--------------------------------------------------------------------------------
                                                                     3,395,214
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Columbia Energy Group,
                   6.80%, 11/28/05                                     501,875
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
        1,710,000  Baxter Financial Corp.,
                   4.75%, 10/15/10
                   (Acquired 9/28/05,
                   Cost $1,704,801)(2)(3)                            1,699,492
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                     1,587,168
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
--------------------------------------------------------------------------------
        1,150,000  Mandalay Resort Group,
                   6.45%, 2/1/06(4)                                  1,160,063
--------------------------------------------------------------------------------
        1,700,000  MGM Mirage, 6.00%, 10/1/09                        1,687,250
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $ 1,900,000  Park Place Entertainment
                   Corp., 7.875%, 12/15/05                       $   1,916,625
--------------------------------------------------------------------------------
        2,150,000  Yum! Brands Inc.,
                   8.875%, 4/15/11                                   2,549,538
--------------------------------------------------------------------------------
                                                                     7,313,476
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
        1,160,000  D.R. Horton Inc.,
                   7.875%, 8/15/11                                   1,272,476
--------------------------------------------------------------------------------
          670,000  KB Home, 6.375%, 8/15/11                            674,935
--------------------------------------------------------------------------------
                                                                     1,947,411
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.9%
--------------------------------------------------------------------------------
        1,210,000  General Electric Capital Corp.,
                   6.125%, 2/22/11                                   1,284,773
--------------------------------------------------------------------------------
        4,310,000  General Electric Co.,
                   5.00%, 2/1/13                                     4,352,441
--------------------------------------------------------------------------------
                                                                     5,637,214
--------------------------------------------------------------------------------
INSURANCE -- 1.3%
--------------------------------------------------------------------------------
        2,000,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03,
                   Cost $1,996,080)(3)                               1,976,200
--------------------------------------------------------------------------------
        1,450,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                    1,522,087
--------------------------------------------------------------------------------
          950,000  Genworth Financial Inc.,
                   4.95%, 10/1/15(4)                                   936,352
--------------------------------------------------------------------------------
          650,000  MetLife, Inc., 5.00%, 6/15/15                       642,834
--------------------------------------------------------------------------------
        2,200,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $2,199,956)(3)                       2,160,317
--------------------------------------------------------------------------------
          950,000  Prudential Financial Inc.,
                   5.40%, 6/13/35                                      908,686
--------------------------------------------------------------------------------
                                                                     8,146,476
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
          350,000  IAC/InterActiveCorp,
                   7.00%, 1/15/13                                      369,515
--------------------------------------------------------------------------------
MACHINERY -- 0.6%
--------------------------------------------------------------------------------
        2,000,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                             1,972,044
--------------------------------------------------------------------------------
        1,840,000  John Deere Capital Corp.,
                   4.50%, 8/25/08(4)                                 1,834,053
--------------------------------------------------------------------------------
                                                                     3,806,097
--------------------------------------------------------------------------------
MEDIA -- 1.3%
--------------------------------------------------------------------------------
          260,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                     308,062
--------------------------------------------------------------------------------
        3,000,000  Comcast Corp.,
                   5.50%, 3/15/11(4)                                 3,060,750
--------------------------------------------------------------------------------
        2,295,000  Cox Communications Inc.,
                   4.625%, 1/15/10                                   2,246,087
--------------------------------------------------------------------------------
        1,000,000  News America Holdings,
                   7.75%, 1/20/24                                    1,150,089
--------------------------------------------------------------------------------
        1,650,000  Reed Elsevier Capital Inc.,
                   4.625%, 6/15/12                                   1,605,153
--------------------------------------------------------------------------------
                                                                     8,370,141
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
8

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

METALS & MINING -- 0.2%
--------------------------------------------------------------------------------
      $ 1,180,000  Alcan Inc., 4.50%, 5/15/13                    $   1,140,355
--------------------------------------------------------------------------------
          320,000  Alcan Inc., 5.00%, 6/1/15                           315,287
--------------------------------------------------------------------------------
                                                                     1,455,642
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.9%
--------------------------------------------------------------------------------
        2,300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08(4)                                2,269,447
--------------------------------------------------------------------------------
          920,000  Dominion Resources Inc.,
                   4.75%, 12/15/10(4)                                  910,811
--------------------------------------------------------------------------------
        1,660,000  Nisource Finance Corp.,
                   5.25%, 9/15/17(4)                                 1,626,091
--------------------------------------------------------------------------------
          960,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                     1,002,224
--------------------------------------------------------------------------------
                                                                     5,808,573
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.4%
--------------------------------------------------------------------------------
          600,000  May Department Stores Co.,
                   3.95%, 7/15/07                                      591,824
--------------------------------------------------------------------------------
        1,600,000  May Department Stores Co.,
                   4.80%, 7/15/09                                    1,595,016
--------------------------------------------------------------------------------
                                                                     2,186,840
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
--------------------------------------------------------------------------------
          800,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                    1,013,805
--------------------------------------------------------------------------------
        1,600,000  Devon Energy Corp.,
                   2.75%, 8/1/06                                     1,573,856
--------------------------------------------------------------------------------
        2,400,000  Enterprise Products
                   Operating LP, 4.95%, 6/1/10(4)                    2,361,214
--------------------------------------------------------------------------------
          370,000  Magellan Midstream Partners,
                   5.65%, 10/15/16                                     375,300
--------------------------------------------------------------------------------
          575,000  Nexen Inc., 5.875%, 3/10/35                         565,562
--------------------------------------------------------------------------------
        1,220,000  XTO Energy Inc.,
                   5.30%, 6/30/15                                    1,222,025
--------------------------------------------------------------------------------
                                                                     7,111,762
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          800,000  Schering-Plough Corp.,
                   5.55%, 10/3/05                                      826,249
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
          900,000  ERP Operating L.P.,
                   5.125%, 3/15/16(4)                                  888,311
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
        1,500,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                     1,667,658
--------------------------------------------------------------------------------
           43,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                       54,633
--------------------------------------------------------------------------------
        1,107,000  Norfolk Southern Corp.,
                   5.64%, 5/17/29                                    1,113,941
--------------------------------------------------------------------------------
                                                                     2,836,232
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.2%
--------------------------------------------------------------------------------
        1,000,000  Chartered Semiconductor
                   Manufacturing Ltd.,
                   6.375%, 8/3/15                                      979,004
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

SOFTWARE -- 0.2%
--------------------------------------------------------------------------------
      $ 1,340,000  Computer Associates
                   International Inc., 4.75%,
                   12/1/09 (Acquired 12/9/04,
                   Cost $1,359,216)(3)                           $   1,315,920
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,500,000  Nextel Communications Inc.,
                   5.95%, 3/15/14                                    1,537,542
--------------------------------------------------------------------------------
        1,530,000  Vodafone Group plc,
                   5.00%, 9/15/15                                    1,521,314
--------------------------------------------------------------------------------
                                                                     3,058,856
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $144,372,632)                                                144,989,880
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 17.9%

        5,000,000  FHLB, 4.43%, 4/7/08                               4,974,515
--------------------------------------------------------------------------------
       23,890,000  FHLB, 4.60%, 4/11/08(5)                          23,825,831
--------------------------------------------------------------------------------
       24,695,000  FHLMC, 4.25%, 2/28/07(5)                         24,664,255
--------------------------------------------------------------------------------
       10,000,000  FHLMC, 6.625%, 9/15/09                           10,767,420
--------------------------------------------------------------------------------
       12,000,000  FHLMC, 7.00%, 3/15/10                            13,202,591
--------------------------------------------------------------------------------
        1,515,000  FHLMC, 6.75%, 9/15/29                             1,893,612
--------------------------------------------------------------------------------
        5,100,000  FNMA, 5.75%, 2/15/08                              5,252,822
--------------------------------------------------------------------------------
        9,500,000  FNMA, 2.50%, 6/15/08(5)                           9,033,845
--------------------------------------------------------------------------------
        5,200,000  FNMA, 6.125%, 3/15/12(4)                          5,652,816
--------------------------------------------------------------------------------
        5,575,000  FNMA, 4.625%, 10/15/14(4)                         5,586,997
--------------------------------------------------------------------------------
        5,700,000  FNMA, 6.625%, 11/15/30(4)                         7,059,992
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $112,823,031)                                                111,914,696
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 15.4%

       27,116,633  Bank of America Commercial
                   Mortgage Inc. STRIPS -
                   COUPON, Series 2004-1,
                   Class XP, VRN, 0.73%, 10/1/05                       698,362
--------------------------------------------------------------------------------
        7,656,000  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.16%,
                   10/1/05(5)                                        7,484,444
--------------------------------------------------------------------------------
        6,000,000  Bear Stearns Adjustable
                   Rate Mortgage Trust,
                   Series 2005-4, Class 2A2,
                   4.57%, 8/25/35                                    5,881,255
--------------------------------------------------------------------------------
       35,019,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 10/1/05                     1,330,197
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
9

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 3,718,812  Bear Stearns Commercial
                   Mortgage Securities,
                   Series 2004 BA5A, Class A1,
                   VRN, 3.90%, 10/17/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with
                   no caps (Acquired 12/15/04,
                   Cost $3,718,812)(3)                           $   3,721,192
--------------------------------------------------------------------------------
        2,686,635  Citigroup Commercial
                   Mortgage Trust, Series
                   2004 FL1, Class A1, VRN,
                   3.90%, 10/17/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.13% with no
                   caps, Final Maturity 7/15/08                      2,689,209
--------------------------------------------------------------------------------
       21,790,346  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   COUPON, Series 1998 C2,
                   Class X, VRN, 1.01%, 10/1/05                        742,855
--------------------------------------------------------------------------------
        1,529,726  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 4.01%, 10/17/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.24% with no caps                     1,531,305
--------------------------------------------------------------------------------
        4,724,287  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2005 F10A, Class A1,
                   VRN, 3.87%, 10/17/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps (Acquired 3/18/05,
                   Cost $4,724,287)(3)                               4,726,484
--------------------------------------------------------------------------------
        4,971,968  FHLMC, Series 2937,
                   Class KA, 4.50%, 12/15/14                         4,961,661
--------------------------------------------------------------------------------
           52,543  FNMA, Series 1989-35,
                   Class G SEQ, 9.50%, 7/25/19                          56,234
--------------------------------------------------------------------------------
        6,686,039  FNMA, Series 2004 T1,
                   Class 1A2, 6.50%, 1/25/44                         6,891,093
--------------------------------------------------------------------------------
        1,361,802  GMAC Commercial Mortgage
                   Securities, Inc., Series 2002
                   C2, Class A1 SEQ, 4.32%,
                   10/15/38                                          1,358,665
--------------------------------------------------------------------------------
        7,600,000  GMAC Commercial Mortgage
                   Securities, Inc., Series 2005
                   C1, Class A2 SEQ, 4.47%,
                   5/10/43(5)                                        7,489,222
--------------------------------------------------------------------------------
        8,030,000  Greenwich Capital Commercial
                   Funding Corp., Series 2005
                   GG3, Class A2 SEQ, 4.31%,
                   8/10/42(5)                                        7,876,627
--------------------------------------------------------------------------------
        5,400,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27                               5,231,898
--------------------------------------------------------------------------------
        6,400,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3,
                   Class A3, 4.65%, 7/30/30                          6,299,891
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $ 3,674,822  Lehman Brothers Floating
                   Rate Commercial Mortgage
                   Trust, Series 2005 LLFA,
                   Class A1, VRN, 3.87%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.10% with no caps
                   (Acquired 7/25/05,
                   Cost $3,674,822)(3)                           $   3,673,100
--------------------------------------------------------------------------------
          519,313  MASTR Alternative Loans
                   Trust, Series 2003-8,
                   Class 4A1, 7.00%, 12/25/33                          524,364
--------------------------------------------------------------------------------
        2,992,744  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN,
                   3.87%, 10/17/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.10% with no
                   caps, Final Maturity 1/15/18
                   (Acquired 3/24/05,
                   Cost $2,992,744)(3)                               2,993,600
--------------------------------------------------------------------------------
        4,805,000  Washington Mutual, Series
                   2005 AR4, Class A4B,
                   4.68%, 4/25/35                                    4,743,436
--------------------------------------------------------------------------------
        3,750,000  Washington Mutual,
                   Series 2004 AR4, Class A6,
                   3.81%, 6/25/34                                    3,631,905
--------------------------------------------------------------------------------
        3,500,000  Washington Mutual,
                   Series 2004 AR9, Class A6,
                   4.28%, 8/25/34                                    3,425,772
--------------------------------------------------------------------------------
        5,500,000  Washington Mutual,
                   Series 2004 AR9, Class A7,
                   VRN, 4.19%, 10/1/05                               5,411,472
--------------------------------------------------------------------------------
        2,891,140  Washington Mutual, Series
                   2005 AR11, Class A1C1, VRN,
                   4.03%, 10/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.20%
                   with a cap of 10.50%                              2,891,140
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $97,452,112)                                                  96,265,383
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 12.2%

          148,538  ABSC Net Interest Margin,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $148,141)(3)                          147,698
--------------------------------------------------------------------------------
        1,567,663  Accredited Mortgage Loan
                   Trust, Series 2004-4,
                   Class A2A, VRN, 3.98%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.15% with no caps                           1,568,988
--------------------------------------------------------------------------------
           78,836  AQ Finance Net Interest
                   Margin, Series 2004 RN4,
                   Class A, 4.60%, 7/25/34
                   (Acquired 6/9/04,
                   Cost $78,776)(3)                                     78,691
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
10

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $   110,924  AQ Finance Net Interest
                   Margin, Series 2004 RN5,
                   Class A, 5.19%, 6/29/34
                   (Acquired 6/24/04,
                   Cost $110,924)(3)                             $     110,481
--------------------------------------------------------------------------------
           56,409  Argent Net Interest Margin,
                   Series 2004 WN8, Class A,
                   4.70%, 7/25/34 (Acquired
                   6/18/04, Cost $56,357)(3)                            56,338
--------------------------------------------------------------------------------
           81,653  Argent Net Interest Margin,
                   Series 2004 WN9, Class A,
                   5.19%, 10/25/34 (Acquired
                   9/9/04, Cost $81,650)(3)                             81,548
--------------------------------------------------------------------------------
          132,399  Argent Net Interest Margin,
                   Series 2004 WN10, Class A,
                   4.21%, 11/25/34 (Acquired
                   10/19/04, Cost $132,399)(3)                         132,109
--------------------------------------------------------------------------------
          107,780  Asset Backed Funding Corp.
                   Net Interest Margin,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                      107,171
--------------------------------------------------------------------------------
        5,100,000  Capital One Prime Auto
                   Receivables Trust, Series
                   2004-2, Class A4, VRN,
                   3.83%, 10/17/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.06% with no caps                     5,107,206
--------------------------------------------------------------------------------
          563,199  Centex Home Equity,
                   Series 2004 C, Class AF1,
                   VRN, 2.82%, 10/1/05                                 560,926
--------------------------------------------------------------------------------
        9,900,000  CNH Equipment Trust,
                   Series 2004 A, Class A3A,
                   VRN, 3.84%, 10/17/05,
                   resets monthly off the
                   1-month LIBOR plus 0.07%
                   with no caps, Final Maturity
                   10/15/18(5)                                       9,909,821
--------------------------------------------------------------------------------
          122,284  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                           121,868
--------------------------------------------------------------------------------
           38,596  Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A1, VRN, 4.02%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.19% with no caps                              38,618
--------------------------------------------------------------------------------
          119,072  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04,
                   Cost $119,008)(3)                                   118,479
--------------------------------------------------------------------------------
        1,940,494  Countrywide Asset-Backed
                   Certificates, Series 2004-13,
                   Class AV1, VRN, 3.97%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.14% with no caps                           1,942,061
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $ 5,924,533  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 3.95%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.12% with no caps                       $   5,927,277
--------------------------------------------------------------------------------
        4,501,393  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 3.96%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.13% with no caps                           4,503,689
--------------------------------------------------------------------------------
        1,300,000  Detroit Edison Securitization
                   Funding LLC, Series 2001-1,
                   Class A4 SEQ, 6.19%, 3/1/13                       1,378,970
--------------------------------------------------------------------------------
        1,196,883  Equifirst Mortgage Loan Trust,
                   Series 2004-3, Class A1,
                   VRN, 3.99%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.16%
                   with no caps                                      1,197,725
--------------------------------------------------------------------------------
          111,800  Finance America Net Interest
                   Margin, Series 2004-1,
                   Class A, 5.25%, 6/27/34                             111,744
--------------------------------------------------------------------------------
        1,972,077  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 3.98%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.15%
                   with no caps                                      1,973,268
--------------------------------------------------------------------------------
        2,591,795  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2005 FF4, Class 2A1,
                   VRN, 3.91%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.08%
                   with no caps                                      2,593,788
--------------------------------------------------------------------------------
       11,175,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 3.81%,
                   10/17/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.04% with no caps(5)                       11,188,566
--------------------------------------------------------------------------------
           28,445  Fremont Net Interest Margin,
                   Series 2004 B, 4.70%,
                   5/25/34 (Acquired 5/20/04,
                   Cost $28,445)(3)                                     28,422
--------------------------------------------------------------------------------
          137,193  GSAMP Net Interest Margin,
                   Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $137,254)(3)                          137,361
--------------------------------------------------------------------------------
          108,450  Long Beach Asset Holdings
                   Corp., Series 2004-5, Class C
                   and P, 5.00%, 9/25/34
                   (Acquired 9/15/04,
                   Cost $108,686)(3)                                   108,007
--------------------------------------------------------------------------------
          524,173  Long Beach Asset Holdings
                   Corp., Series 2005-1, Class N1,
                   4.12%, 2/25/35 (Acquired
                   1/19/05, Cost $524,173)(3)                          522,630
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
11

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------
      $ 1,294,642  NovaStar Home Equity Loan,
                   Series 2004-4, Class A2A,
                   VRN, 4.02%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.19%
                   with a cap of 11.00%                          $   1,295,572
--------------------------------------------------------------------------------
        4,351,428  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A,
                   VRN, 3.95%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.12%
                   with a cap of 11.00%                              4,354,957
--------------------------------------------------------------------------------
           94,271  NovaStar Net Interest Margin,
                   Series 2004 N2, Class X, O
                   and P, 4.46%, 6/26/34
                   (Acquired 7/20/04,
                   Cost $94,271)(3)                                     93,969
--------------------------------------------------------------------------------
        2,955,410  Park Place Securities Inc.,
                   Series 2004 WHQ2, Class
                   A3B, VRN, 3.99%, 10/25/05,
                   resets monthly off the
                   1-month LIBOR plus 0.16%
                   with no caps                                      2,957,449
--------------------------------------------------------------------------------
        5,092,455  Popular ABS Mortgage
                   Pass-Through Trust, Series
                   2005-4, Class AV1, VRN,
                   3.94%, 10/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.11% with
                   a cap of 14.00%                                   5,094,451
--------------------------------------------------------------------------------
        1,773,210  Residential Asset Mortgage
                   Products Inc., Series 2004
                   RS10, Class AII1, VRN,
                   4.00%, 10/25/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.17% with a
                   cap of 14.00%, Final
                   Maturity 5/25/27                                  1,774,682
--------------------------------------------------------------------------------
          590,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                           575,971
--------------------------------------------------------------------------------
        1,376,012  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 3.97%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.14% with no caps                           1,377,002
--------------------------------------------------------------------------------
          128,882  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $129,164)(3)                          128,239
--------------------------------------------------------------------------------
           88,795  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $88,664)(3)                             88,733
--------------------------------------------------------------------------------
          120,535  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004
                   OP1N, Class NA, 5.19%,
                   4/25/34 (Acquired 6/9/04,
                   Cost $120,532)(3)                                   120,443
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

      $ 3,763,023  SLM Student Loan Trust,
                   Series 2005-2, Class A1, VRN,
                   3.63%, 10/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.02%
                   with no caps                                  $   3,764,178
--------------------------------------------------------------------------------
        4,726,700  Structured Asset Securities
                   Corp., Series 2005 WF2,
                   Class A1, VRN, 3.91%,
                   10/25/05, resets monthly
                   off the 1-month LIBOR
                   plus 0.08% with no caps,
                   Final Maturity 5/25/35                            4,726,516
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $75,998,851)                                                  76,105,612
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 13.0%

        4,700,000  U.S. Treasury Bonds,
                   8.00%, 11/15/21(4)                                6,507,667
--------------------------------------------------------------------------------
       12,615,000  U.S. Treasury Bonds,
                   6.25%, 8/15/23(4)                                15,088,234
--------------------------------------------------------------------------------
        3,619,000  U.S. Treasury Bonds,
                   5.375%, 2/15/31(4)                                4,055,545
--------------------------------------------------------------------------------
       10,974,660  U.S. Treasury Inflation
                   Indexed Notes,
                   3.00%, 7/15/12(5)                                11,946,093
--------------------------------------------------------------------------------
       18,531,549  U.S. Treasury Inflation
                   Indexed Notes,
                   1.875%, 7/15/15(5)                               18,700,945
--------------------------------------------------------------------------------
        4,600,000  U.S. Treasury Notes,
                   3.875%, 5/15/10(4)                                4,534,777
--------------------------------------------------------------------------------
        5,000,000  U.S. Treasury Notes,
                   4.125%, 8/15/10(4)                                4,979,105
--------------------------------------------------------------------------------
        1,300,000  U.S. Treasury Notes,
                   4.75%, 5/15/14(4)                                 1,339,711
--------------------------------------------------------------------------------
       12,850,000  U.S. Treasury Notes,
                   4.25%, 8/15/14(4)                                12,773,710
--------------------------------------------------------------------------------
        1,500,000  U.S. Treasury Notes,
                   4.125%, 5/15/15(4)                                1,474,629
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $80,865,900)                                                  81,400,416
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 1.4%

        6,100,000  Commonwealth of
                   Massachusetts Rev.,
                   5.50%, 1/1/34 (FGIC)                              7,162,132
--------------------------------------------------------------------------------
        1,650,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                     1,631,537
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $9,077,911)                                                    8,793,669
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
12

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                     Value
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 1.0%

      $ 2,050,000  Province of Quebec,
                   5.00%, 7/17/09                                $   2,083,801
--------------------------------------------------------------------------------
        1,890,000  Republic of Italy,
                   4.00%, 6/16/08(4)                                 1,869,735
--------------------------------------------------------------------------------
        1,500,000  United Mexican States,
                   5.875%, 1/15/14(4)                                1,554,750
--------------------------------------------------------------------------------
          390,000  United Mexican States,
                   6.75%, 9/27/34(4)                                   416,325
--------------------------------------------------------------------------------
TOTAL SOVEREIGN
GOVERNMENTS & AGENCIES
(Cost $5,934,781)                                                    5,924,611
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.6%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 6.25%, 8/15/23,
valued at $16,674,545), in a joint trading
account at 3.10%, dated 9/30/05,
due 10/3/05 (Delivery value $16,326,217)(5)
(Cost $16,322,000)                                                  16,322,000
--------------------------------------------------------------------------------

                                                                     Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(6) -- 6.7%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S Government Agency obligations
in a pooled account at the lending agent),
3.88%, dated 9/30/05, due 10/3/05
(Delivery value $12,029,731)                                     $  12,025,843
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.94%,
dated 9/30/05, due 10/3/05
(Delivery value $30,009,850)                                        30,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $42,025,843)                                                  42,025,843
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 126.2%
(Cost $790,288,074)                                                788,441,572
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (26.2)%                                        (163,960,830)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $ 624,480,742
================================================================================

FUTURES CONTRACTS*

                                                  Underlying Face   Unrealized
        Contracts Sold          Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
149 U.S. Treasury 2-Year Notes   December 2005      $30,677,703       $ 64,852
--------------------------------------------------------------------------------
 63 U.S. Treasury 5-Year Notes   December 2005        6,732,141         41,514
--------------------------------------------------------------------------------
 40 U.S. Treasury 10-Year Notes  December 2005        4,396,875         58,973
--------------------------------------------------------------------------------
                                                    $41,806,719       $165,339
                                                  ==============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                 (continued)

------
13

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) When-issued security or forward commitment.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2005, was
    $38,614,219, which represented 6.2% of total net assets.

(4) Security, or a portion thereof, was on loan as of September 30, 2005.

(5) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, and/or futures contracts.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
14

High-Yield - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                      ------------------------
                                                       AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------
                                                                      SINCE       INCEPTION
                            6 MONTHS(1)    1 YEAR       5 YEARS     INCEPTION        DATE
----------------------------------------------------------------------------------------------
INVESTOR CLASS                 3.04%(2)     4.51%(2)     4.77%        3.09%         9/30/97
----------------------------------------------------------------------------------------------
CSFB HIGH YIELD INDEX II       2.82%        6.31%        8.64%        6.00%           --
----------------------------------------------------------------------------------------------
LIPPER HIGH CURRENT YIELD
FUNDS AVERAGE RETURN(3)        3.19%        6.06%        5.80%        3.65%           --
----------------------------------------------------------------------------------------------
Investor Class's
Lipper Ranking(3)                --       342 of 424   219 of 297   116 of 164        --
----------------------------------------------------------------------------------------------
Institutional Class(2)         3.14%        4.73%         --          6.70%         8/2/04
----------------------------------------------------------------------------------------------
Advisor Class(2)               2.91%        4.25%         --          8.28%         3/8/02
----------------------------------------------------------------------------------------------
A Class(2)                                                                          1/31/03
   No sales charge*            2.91%        4.25%         --         10.05%
   With sales charge*         -1.68%       -0.47%         --          8.18%
----------------------------------------------------------------------------------------------
B Class(2)                                                                          1/31/03
   No sales charge*            2.53%        3.47%         --          9.24%
   With sales charge*         -2.47%       -0.53%         --          8.27%
----------------------------------------------------------------------------------------------
C Class(2)                                                                         12/10/01
   No sales charge*            2.53%        3.47%         --          7.21%
   With sales charge*          1.53%        3.47%         --          7.21%
----------------------------------------------------------------------------------------------
R Class                         --           --           --         -0.64%(1)(2)   7/29/05
----------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns may have been lower if American Century had not voluntarily waived all or a portion of its management fee and reimbursed a portion of its service and distribution fees.

(3) © 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by
    Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
15

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended September 30
-------------------------------------------------------------------------------------------------
                             1998    1999     2000     2001     2002     2003     2004    2005
-------------------------------------------------------------------------------------------------
Investor Class              -0.45%   3.37%   -1.80%  -11.54%    3.86%   18.81%   10.67%   4.51%
-------------------------------------------------------------------------------------------------
CSFB High Yield Index II    -0.71%   4.48%    1.47%   -4.59%    2.85%   28.05%   13.32%   6.31%
-------------------------------------------------------------------------------------------------
Lipper High Current Yield
Funds Average Return        -1.07%   4.71%    1.35%   -8.36%   -1.74%   25.19%   11.24%   6.06%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
16

High-Yield - Portfolio Commentary

PORTFOLIO MANAGER: MICHAEL DIFLEY

RETURN SUMMARY

High-Yield returned 3.04%* for the six months ended September 30, 2005, outperforming its benchmark, the CSFB High Yield Index II, which returned 2.82%.
By comparison, the average return of Lipper's High Current Yield Funds was
3.19%. (Please see pages 15 and 16.)

Top-tier corporate high-yield bonds (securities rated BB) outperformed lower-tier ones for the six months as global defaults by issuers held at low levels and as the U.S. bond market rallied enough in April, May, and August to more than offset declines in July and September. We talk about the strategies that we employed in that environment in the Portfolio Strategy section on the next page.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the six months ended September
30, 2005, despite the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and 3.8% in the third (by initial estimates) as short-term U.S. interest rates and oil prices rose.

The Fed raised its rate target four times in six months, from 2.75% to 3.75%, the highest since August 2001. Meanwhile, crude oil jumped 20%, from $55.40 to
$66.24 a barrel, after flirting with $70 a barrel at the end of August, when
Katrina hit the Gulf Coast.

Despite soaring energy costs, "core" inflation (excluding food and energy prices) was stable--the year-to-date annualized gain for core CPI as of
September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND MARKET REVIEW

Longer-term interest rates and bond yields fell as economic growth remained moderate and core inflation stayed low, even as shorter-term interest rates and yields rose with the Fed's rate hikes. This caused the Treasury yield curve to
"flatten"--the gap between two- and 10-year Treasury yields narrowed.

The 10-year Treasury note returned 3.01% as its yield fell from 4.49% to 4.33%.
Longer-maturity/duration indices and bonds performed even better--the 30-year
Treasury bond returned 5.13%. That helped make Treasurys (up 2.47%) the top-performing major sector of the Lehman Aggregate while mortgage-backed securities (MBS, up 2.12%)

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.8 years             6.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.0 years             4.1 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                                          6.75%
--------------------------------------------------------------------------------
Institutional                                                     6.96%
--------------------------------------------------------------------------------
Advisor                                                           6.49%
--------------------------------------------------------------------------------
A Class                                                           6.19%
--------------------------------------------------------------------------------
B Class                                                           5.73%
--------------------------------------------------------------------------------
C Class                                                           5.72%
--------------------------------------------------------------------------------
R Class                                                           6.24%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

(continued)

------
17

High-Yield - Portfolio Commentary

lagged. Corporate securities in the index returned 2.40%.

PORTFOLIO STRATEGY

As was the case with the U.S. economy, corporate high-yield bonds--which tend to act like a mix of stocks and bonds--performed moderately well. Within the asset class, securities rated BBB posted a collective gain of just north of 4.0%, more than double the returns of bonds with CCC or lower ratings, while corporate high-yield bonds rated B finished in between the two.

The accompanying table concerning the portfolio's composition by credit rating illustrates our continued focus on bonds with BB or B ratings. Corporate high-yield bonds with CCC or lower ratings comprised only a small portion of the portfolio, and that generally paid off during the six months.

Avoiding air transportation names also helped. As a group, bonds in this sector tumbled approximately 9%, significantly underperforming the broader corporate high-yield securities market amid soaring fuel prices that crimped profit margins and as Delta and Northwest warned of tough financial times.

Lastly, we limited the portfolio's holdings in the auto sector (while generally steering clear of auto-parts suppliers in particular), which finished narrowly lower for the six months. It's also worth noting that the portfolio's bonds issued by Ford Motor Credit Co. and General Motors Acceptance Corp.--companies that represent Ford's and GM's financing arms, respectively--classify as diversified financial services securities (not as auto-sector bonds) and enjoy considerably better underlying fundamentals than debt directly issued by their parent companies.

OUR COMMITMENT

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt instruments. We remain committed to
High-Yield's objective and will endeavor to do so by continuing to emphasize high-yield corporate bonds and other debt instruments for the portfolio.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/05               3/31/05
--------------------------------------------------------------------------------
Media                                    10.7%                  9.0%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 9.9%                 11.7%
--------------------------------------------------------------------------------
Oil, Gas, &
Consumable Fuels                          8.8%                  7.6%
--------------------------------------------------------------------------------
Diversified
Telecommunication
Services                                  6.1%                  4.5%
--------------------------------------------------------------------------------
Wireless
Telecommunication
Services                                  5.3%                  4.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/05               3/31/05
--------------------------------------------------------------------------------
AAA                                         1%                    7%
--------------------------------------------------------------------------------
BBB                                         1%                    1%
--------------------------------------------------------------------------------
BB                                         39%                   31%
--------------------------------------------------------------------------------
B                                          54%                   54%
--------------------------------------------------------------------------------
CCC or lower                                5%                    6%
--------------------------------------------------------------------------------
Unrated                                     --                    1%
--------------------------------------------------------------------------------

------
18

High-Yield - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 96.2%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
         $350,000  L-3 Communications Corp.,
                   6.125%, 7/15/13                                $    350,000
--------------------------------------------------------------------------------
          250,000  L-3 Communications Corp.,
                   6.375%, 10/15/15 (Acquired
                   7/27/05, Cost $247,725)(1)                          253,125
--------------------------------------------------------------------------------
                                                                       603,125
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT(2)
--------------------------------------------------------------------------------
           21,341  Dura Operating Corp.,
                   8.625%, 4/15/12                                      19,100
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          500,000  MAAX Corp., 9.75%, 6/15/12                          437,500
--------------------------------------------------------------------------------
          250,000  Nortek Inc., 8.50%, 9/1/14                          231,250
--------------------------------------------------------------------------------
                                                                       668,750
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.6%
--------------------------------------------------------------------------------
          324,000  Refco Finance Holdings LLC,
                   9.00%, 8/1/12                                       353,970
--------------------------------------------------------------------------------
CHEMICALS -- 3.4%
--------------------------------------------------------------------------------
          850,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09(3)                                  878,688
--------------------------------------------------------------------------------
           46,000  IMC Global Inc.,
                   10.875%, 6/1/08                                      52,210
--------------------------------------------------------------------------------
          750,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                     789,375
--------------------------------------------------------------------------------
           46,000  Millennium America Inc.,
                   9.25%, 6/15/08                                       49,680
--------------------------------------------------------------------------------
          400,000  Nell AF SARL, 8.375%, 8/15/15
                   (Acquired 8/4/05,
                   Cost $400,000)(1)(3)                                393,000
--------------------------------------------------------------------------------
                                                                     2,162,953
--------------------------------------------------------------------------------
COMMERCIAL SERVICES
& SUPPLIES -- 4.3%
--------------------------------------------------------------------------------
          750,000  Allied Waste North America, Inc.,
                   6.375%, 4/15/11(3)                                  721,875
--------------------------------------------------------------------------------
          650,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13                                       705,250
--------------------------------------------------------------------------------
          600,000  Cenveo Corp., 7.875%,
                   12/1/13(3)                                          582,000
--------------------------------------------------------------------------------
          250,000  Corrections Corp. of America,
                   6.25%, 3/15/13                                      248,750
--------------------------------------------------------------------------------
          450,000  FTI Consulting Inc., 7.625%,
                   6/15/13 (Acquired 7/28/05,
                   Cost $456,125)(1)                                   461,250
--------------------------------------------------------------------------------
                                                                     2,719,125
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.4%
--------------------------------------------------------------------------------
          250,000  Lucent Technologies Inc.,
                   6.45%, 3/15/29                                      220,000
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                        525,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.4%
--------------------------------------------------------------------------------
         $400,000  ACIH Inc., VRN, 0.00%,
                   12/15/07 (Acquired 12/21/04,
                   Cost $287,164)(1)(4)                           $    272,000
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 2.9%
--------------------------------------------------------------------------------
          350,000  Ball Corp., 7.75%, 8/1/06                           357,875
--------------------------------------------------------------------------------
          500,000  Ball Corp., 6.875%, 12/15/12                        512,500
--------------------------------------------------------------------------------
          250,000  BWAY Corp., 10.00%, 10/15/10                        266,250
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12(3)                                  250,000
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14(3)                                 482,500
--------------------------------------------------------------------------------
                                                                     1,869,125
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 0.6%
--------------------------------------------------------------------------------
          350,000  Neiman Marcus Group Inc.,
                   10.375%, 10/15/15 (Acquired
                   9/28/05, Cost $350,000)(1)(5)                       350,000
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.7%
--------------------------------------------------------------------------------
          500,000  Amscan Holdings Inc.,
                   8.75%, 5/1/14(3)                                    440,000
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.5%
--------------------------------------------------------------------------------
        1,579,272  Lehman Brothers TRAINS(reg.sm),
                   Series 2005-1, 7.651%,
                   6/15/15, (Acquired 7/20/05,
                   Cost $1,659,025)(1)(3)                            1,611,570
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
--------------------------------------------------------------------------------
          500,000  Ford Motor Credit Co.,
                   6.50%, 1/25/07                                      500,736
--------------------------------------------------------------------------------
          350,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                     332,612
--------------------------------------------------------------------------------
          750,000  General Motors Acceptance
                   Corp., 6.15%, 4/5/07                                744,548
--------------------------------------------------------------------------------
          750,000  General Motors Acceptance
                   Corp., 6.75%, 12/1/14(3)                            653,446
--------------------------------------------------------------------------------
                                                                     2,231,342
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 6.1%
--------------------------------------------------------------------------------
          586,000  AT&T Corp., 9.05%, 11/15/11                         662,912
--------------------------------------------------------------------------------
          300,000  Cincinnati Bell Inc.,
                   8.375%, 1/15/14(3)                                  297,000
--------------------------------------------------------------------------------
          250,000  Intelsat Bermuda Ltd.,
                   8.25%, 1/15/13 (Acquired
                   1/24/05, Cost $250,000)(1)                          252,813
--------------------------------------------------------------------------------
          250,000  Intelsat Bermuda Ltd.,
                   8.625%, 1/15/15 (Acquired
                   1/24/05, Cost $250,000)(1)(3)                       256,250
--------------------------------------------------------------------------------
          250,000  Intelsat Ltd., 6.50%, 11/1/13                       193,750
--------------------------------------------------------------------------------
          400,000  MCI Inc., 7.69%, 5/1/09                             416,000
--------------------------------------------------------------------------------
          300,000  MCI Inc., 8.74%, 5/1/14                             335,250
--------------------------------------------------------------------------------
          300,000  Qwest Communications
                   International Inc., 7.50%,
                   2/15/14 (Acquired 6/24/05,
                   Cost $283,500)(1)                                   286,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
19

High-Yield - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

         $550,000  Qwest Corp., 7.875%, 9/1/11(3)                 $    576,125
--------------------------------------------------------------------------------
          550,000  Qwest Services Corp.,
                   14.00%, 12/15/10                                    632,500
--------------------------------------------------------------------------------
                                                                     3,909,100
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.0%
--------------------------------------------------------------------------------
          800,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                       862,000
--------------------------------------------------------------------------------
          481,000  NRG Energy Inc.,
                   8.00%, 12/15/13(3)                                  514,634
--------------------------------------------------------------------------------
          500,000  Texas Genco LLC, 6.875%,
                   12/15/14 (Acquired 12/8/04,
                   Cost $514,500)(1)(3)                                511,250
--------------------------------------------------------------------------------
                                                                     1,887,884
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 1.2%
--------------------------------------------------------------------------------
          250,000  Celestica Inc., 7.625%, 7/1/13                      250,625
--------------------------------------------------------------------------------
          500,000  Flextronics International Ltd.,
                   6.50%, 5/15/13                                      512,500
--------------------------------------------------------------------------------
                                                                       763,125
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
--------------------------------------------------------------------------------
          600,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                    649,500
--------------------------------------------------------------------------------
          570,000  Newpark Resources,
                   8.625%, 12/15/07                                    570,000
--------------------------------------------------------------------------------
          400,000  Universal Compression Inc.,
                   7.25%, 5/15/10                                      416,000
--------------------------------------------------------------------------------
                                                                     1,635,500
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
          500,000  Ingles Markets, Inc.,
                   8.875%, 12/1/11(3)                                  507,500
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
           13,000  Dole Food Company, Inc.,
                   8.875%, 3/15/11                                      13,553
--------------------------------------------------------------------------------
          500,000  Hines Nurseries Inc.,
                   10.25%, 10/1/11(3)                                  510,000
--------------------------------------------------------------------------------
                                                                       523,553
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 3.0%
--------------------------------------------------------------------------------
          400,000  Fisher Scientific International Inc.,
                   6.75%, 8/15/14                                      421,000
--------------------------------------------------------------------------------
          760,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                     817,000
--------------------------------------------------------------------------------
          650,000  Universal Hospital Services Inc.,
                   10.125%, 11/1/11                                    669,500
--------------------------------------------------------------------------------
                                                                     1,907,500
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES -- 2.7%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging, Inc.,
                   7.25%, 12/15/12(3)                                  460,000
--------------------------------------------------------------------------------
          585,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13(3)                                  633,263
--------------------------------------------------------------------------------
          600,000  HCA Inc., 6.95%, 5/1/12                             620,181
--------------------------------------------------------------------------------
                                                                     1,713,444
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 9.9%
--------------------------------------------------------------------------------
         $500,000  Equinox Holdings Inc.,
                   9.00%, 12/15/09(3)                             $    515,625
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc.,
                   8.125%, 6/1/12                                      525,000
--------------------------------------------------------------------------------
          650,000  Intrawest Corp.,
                   7.50%, 10/15/13                                     668,687
--------------------------------------------------------------------------------
           34,000  Mandalay Resort Group,
                   9.375%, 2/15/10                                      37,655
--------------------------------------------------------------------------------
          500,000  MGM Mirage, 8.50%, 9/15/10                          546,250
--------------------------------------------------------------------------------
          400,000  Park Place Entertainment Corp.,
                   7.875%, 12/15/05                                    403,500
--------------------------------------------------------------------------------
          350,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                     371,000
--------------------------------------------------------------------------------
          400,000  Penn National Gaming, Inc.,
                   6.875%, 12/1/11                                     404,000
--------------------------------------------------------------------------------
          400,000  Resorts International Hotel
                   and Casino Inc.,
                   11.50%, 3/15/09                                     450,000
--------------------------------------------------------------------------------
          300,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                     312,750
--------------------------------------------------------------------------------
          250,000  Six Flags Inc., 8.875%, 2/1/10(3)                   248,750
--------------------------------------------------------------------------------
          250,000  Six Flags Inc., 9.75%, 4/15/13                      247,500
--------------------------------------------------------------------------------
          500,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%, 5/1/12                      547,500
--------------------------------------------------------------------------------
          200,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.375%,
                   11/15/15                                            218,000
--------------------------------------------------------------------------------
          350,000  Trump Entertainment
                   Resorts, Inc., 8.50%, 6/1/15                        339,500
--------------------------------------------------------------------------------
          500,000  Wynn Las Vegas LLC,
                   6.625%, 12/1/14(3)                                  480,625
--------------------------------------------------------------------------------
                                                                     6,316,342
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.0%
--------------------------------------------------------------------------------
          250,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                     265,000
--------------------------------------------------------------------------------
          500,000  D.R. Horton Inc., 7.875%, 8/15/11                   548,481
--------------------------------------------------------------------------------
          500,000  KB Home, 6.375%, 8/15/11                            503,683
--------------------------------------------------------------------------------
          500,000  Sealy Mattress Co.,
                   8.25%, 6/15/14                                      505,000
--------------------------------------------------------------------------------
          750,000  WCI Communities Inc.,
                   10.625%, 2/15/11(3)                                 800,625
--------------------------------------------------------------------------------
          550,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                      595,375
--------------------------------------------------------------------------------
                                                                     3,218,164
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS
& ENERGY TRADERS -- 1.6%
--------------------------------------------------------------------------------
          450,000  AES Corporation (The),
                   8.875%, 2/15/11                                     490,500
--------------------------------------------------------------------------------
          500,000  AES Corporation (The),
                   8.75%, 5/15/13 (Acquired
                   5/1/03, Cost $500,000)(1)                           550,000
--------------------------------------------------------------------------------
                                                                     1,040,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
20

High-Yield - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

IT SERVICES -- 0.7%
--------------------------------------------------------------------------------
         $450,000  Sungard Data Systems Inc.,
                   9.125%, 8/15/13 (Acquired
                   7/27/05, Cost $466,688)(1)                     $    468,563
--------------------------------------------------------------------------------
MACHINERY(2)
--------------------------------------------------------------------------------
           21,341  Terex Corp., 7.375%, 1/15/14                         21,661
--------------------------------------------------------------------------------
MEDIA -- 10.7%
--------------------------------------------------------------------------------
          200,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12                                      195,000
--------------------------------------------------------------------------------
          350,000  Cadmus Communications Corp.,
                   8.375%, 6/15/14                                     363,125
--------------------------------------------------------------------------------
          248,625  Charter Communications
                   Holdings I LLC, 11.00%,
                   10/1/15 (Acquired 9/28/05,
                   Cost $238,913)(1)                                   243,653
--------------------------------------------------------------------------------
          350,000  Charter Communications
                   Holdings II LLC, 10.25%,
                   9/15/10                                             360,500
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., VRN,
                   0.00%, 3/15/09(3)(4)                                352,500
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.875%, 12/15/07                                    516,250
--------------------------------------------------------------------------------
          250,000  CSC Holdings Inc., 6.75%,
                   4/15/12 (Acquired 8/5/04,
                   Cost $241,250)(1)(3)                                237,500
--------------------------------------------------------------------------------
          500,000  Dex Media Inc., 8.00%, 11/15/13                     516,250
--------------------------------------------------------------------------------
          500,000  DirecTV Holdings LLC,
                   8.375%, 3/15/13                                     548,125
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp.,
                   6.375%, 10/1/11(3)                                  498,125
--------------------------------------------------------------------------------
          250,000  Fisher Communications, Inc.,
                   8.625%, 9/15/14                                     268,125
--------------------------------------------------------------------------------
          550,000  Imax Corp., 9.625%, 12/1/10                         591,249
--------------------------------------------------------------------------------
          500,000  Mediacom LLC, 9.50%, 1/15/13(3)                     498,750
--------------------------------------------------------------------------------
          300,000  MediaNews Group, Inc.,
                   6.875%, 10/1/13                                     299,250
--------------------------------------------------------------------------------
          275,000  PanAmSat Corp.,
                   9.00%, 8/15/14                                      291,500
--------------------------------------------------------------------------------
          500,000  Primedia Inc.,
                   7.625%, 4/1/08(3)                                   506,250
--------------------------------------------------------------------------------
          500,000  Primedia Inc.,
                   8.875%, 5/15/11                                     526,250
--------------------------------------------------------------------------------
                                                                     6,812,402
--------------------------------------------------------------------------------
METALS & MINING -- 1.0%
--------------------------------------------------------------------------------
          550,000  IPSCO Inc., 8.75%, 6/1/13                           610,500
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          500,000  CMS Energy Corp.,
                   7.50%, 1/15/09                                      526,250
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 8.8%
--------------------------------------------------------------------------------
          600,000  Chesapeake Energy Corp.,
                   7.50%, 6/15/14                                      643,500
--------------------------------------------------------------------------------
          500,000  Citgo Petroleum Corp.,
                   6.00%, 10/15/11(3)                                  502,500
--------------------------------------------------------------------------------
          600,000  El Paso Corp., 7.875%, 6/15/12(3)                   624,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

         $300,000  El Paso Corp., 7.80%, 8/1/31                   $    302,250
--------------------------------------------------------------------------------
          650,000  Forest Oil Corp.,
                   7.75%, 5/1/14(3)                                    693,874
--------------------------------------------------------------------------------
          390,000  Magnum Hunter
                   Resources Inc., 9.60%, 3/15/12                      425,100
--------------------------------------------------------------------------------
          400,000  Massey Energy Co.,
                   6.625%, 11/15/10(3)                                 410,000
--------------------------------------------------------------------------------
          400,000  Pacific Energy Partners L.P./
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14                                     417,000
--------------------------------------------------------------------------------
          500,000  Range Resources Corp.,
                   7.375%, 7/15/13                                     532,500
--------------------------------------------------------------------------------
          500,000  Williams Companies Inc.,
                   8.125%, 3/15/12(3)                                  548,750
--------------------------------------------------------------------------------
          500,000  Williams Companies Inc.,
                   7.875%, 9/1/21                                      552,500
--------------------------------------------------------------------------------
                                                                     5,651,974
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
          400,000  Abitibi-Consolidated Inc.,
                   6.95%, 4/1/08                                       405,000
--------------------------------------------------------------------------------
          550,000  Boise Cascade LLC,
                   7.125%, 10/15/14                                    523,875
--------------------------------------------------------------------------------
          500,000  Georgia-Pacific Corp.,
                   7.70%, 6/15/15(3)                                   554,375
--------------------------------------------------------------------------------
          500,000  Norske Skog Canada Ltd.,
                   7.375%, 3/1/14                                      477,500
--------------------------------------------------------------------------------
                                                                     1,960,750
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          610,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                660,325
--------------------------------------------------------------------------------
REAL ESTATE -- 0.9%
--------------------------------------------------------------------------------
          162,000  CB Richard Ellis Services Inc.,
                   9.75%, 5/15/10                                      179,415
--------------------------------------------------------------------------------
          400,000  Host Marriott L.P.,
                   7.00%, 8/15/12                                      407,500
--------------------------------------------------------------------------------
                                                                       586,915
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.3%
--------------------------------------------------------------------------------
          450,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                      454,500
--------------------------------------------------------------------------------
          250,000  Asbury Automotive Group Inc.,
                   8.00%, 3/15/14(3)                                   238,750
--------------------------------------------------------------------------------
          600,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13(3)                                  621,000
--------------------------------------------------------------------------------
          350,000  Toys "R" Us, Inc.,
                   7.375%, 10/15/18                                    281,750
--------------------------------------------------------------------------------
          500,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                     522,500
--------------------------------------------------------------------------------
                                                                     2,118,500
--------------------------------------------------------------------------------
TEXTILES, APPAREL
& LUXURY GOODS -- 0.9%
--------------------------------------------------------------------------------
          550,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                     566,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
21

High-Yield - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

TRADING COMPANIES
& DISTRIBUTORS -- 1.0%
--------------------------------------------------------------------------------
         $400,000  United Rentals North
                   America Inc., 6.50%, 2/15/12                   $    388,000
--------------------------------------------------------------------------------
          271,000  United Rentals North
                   America Inc., 7.75%,
                   11/15/13(3)                                         262,870
--------------------------------------------------------------------------------
                                                                       650,870
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 5.3%
--------------------------------------------------------------------------------
          200,000  Dobson Communications
                   Corp., 8.875%, 10/1/13(3)                           201,000
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15(3)                                   535,729
--------------------------------------------------------------------------------
          400,000  Nextel Partners Inc.,
                   8.125%, 7/1/11                                      434,000
--------------------------------------------------------------------------------
          650,000  Rogers Wireless
                   Communications Inc.,
                   7.25%, 12/15/12                                     690,625
--------------------------------------------------------------------------------
          300,000  Rogers Wireless
                   Communications Inc.,
                   7.50%, 3/15/15(3)                                   324,750
--------------------------------------------------------------------------------
          500,000  SBA Communications Corp.,
                   8.50%, 12/1/12(3)                                   546,250
--------------------------------------------------------------------------------
          300,000  Syniverse Technologies Inc.,
                   7.75%, 8/15/13 (Acquired
                   8/18/05, Cost $300,000)(1)                          303,750
--------------------------------------------------------------------------------
          300,000  UbiquiTel Inc., 9.875%, 3/1/11                      334,500
--------------------------------------------------------------------------------
                                                                     3,370,604
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $60,463,784)                                                  61,474,486
--------------------------------------------------------------------------------

COMMON STOCKS -- 0.1%

HOTELS, RESTAURANTS & LEISURE -- 0.1%
--------------------------------------------------------------------------------
            4,076  Trump Entertainment
                   Resorts, Inc.(3)(6)
(Cost $40,020)                                                          73,123
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.3%

        1,487,000  FHLB Discount Notes,
                   3.18%, 10/3/05(7)(8)
(Cost $1,486,737)                                                    1,487,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(9) -- 25.6%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S Government Agency obligations
in a pooled account at the lending agent),
3.88%, dated 9/30/05, due 10/3/05
(Delivery value $6,335,961)                                          6,333,913
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 3.94%,
dated 9/30/05, due 10/3/05
(Delivery value $10,003,283)                                      $ 10,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $16,333,913)                                                  16,333,913
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 124.2%
(Cost $78,324,454)                                                  79,368,522
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (24.2)%                                         (15,464,863)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 63,903,659
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at September 30, 2005, was
    $6,451,224, which represented 10.1% of total net assets. None of the restricted securities were considered illiquid.

(2) Industry is less than 0.05% of total net assets.

(3) Security, or a portion thereof, was on loan as of September 30, 2005.

(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective September 30, 2005.

(5) When-issued security.

(6) Non-income producing.

(7) The rate indicated is the yield to maturity at purchase.

(8) Security, or a portion thereof, has been segregated for a when-issued security.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
22

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
23

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING        ENDING      DURING PERIOD(1)   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      4/1/05 -         EXPENSE
                      4/1/05          9/30/05          9/30/05        RATIO(1)
--------------------------------------------------------------------------------
DIVERSIFIED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,021.40          $3.14            0.62%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,022.40          $2.13            0.42%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,020.10          $4.41            0.87%
--------------------------------------------------------------------------------
A Class               $1,000        $1,020.10          $4.41            0.87%
--------------------------------------------------------------------------------
B Class               $1,000        $1,016.30          $8.19            1.62%
--------------------------------------------------------------------------------
C Class               $1,000        $1,016.30          $8.19            1.62%
--------------------------------------------------------------------------------
R Class               $1,000        $1,000.80(2)       $1.93(3)         1.12%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,021.96          $3.14            0.62%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,022.96          $2.13            0.42%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,020.71          $4.41            0.87%
--------------------------------------------------------------------------------
A Class               $1,000        $1,020.71          $4.41            0.87%
--------------------------------------------------------------------------------
B Class               $1,000        $1,016.95          $8.19            1.62%
--------------------------------------------------------------------------------
C Class               $1,000        $1,016.95          $8.19            1.62%
--------------------------------------------------------------------------------
R Class               $1,000        $1,019.45(4)       $5.67(4)         1.12%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from July 29, 2005
    (commencement of sale) through September 30, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 63, the number of days in the period from July 29, 2005
    (commencement of sale) through September 30, 2005, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during the period assume the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

(continued)

------
24

Shareholder Fee Examples (Unaudited)

------------------------------------------------------------------------------------------------
                                                                    EXPENSES PAID
                                     BEGINNING       ENDING       DURING PERIOD(1)  ANNUALIZED
                                   ACCOUNT VALUE  ACCOUNT VALUE       4/1/05 -        EXPENSE
                                      4/1/05         9/30/05           9/30/05       RATIO(1)
------------------------------------------------------------------------------------------------
HIGH-YIELD SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------------------
Investor Class
(after reimbursement)(2)              $1,000       $1,030.40            $4.28           0.84%
------------------------------------------------------------------------------------------------
Investor Class
(before reimbursement)                $1,000       $1,030.40(3)         $4.43           0.87%
------------------------------------------------------------------------------------------------
Institutional Class
(after reimbursement)(2)              $1,000       $1,031.40            $3.21           0.63%
------------------------------------------------------------------------------------------------
Institutional Class
(before reimbursement)                $1,000       $1,031.40(3)         $3.41           0.67%
------------------------------------------------------------------------------------------------
Advisor Class
(after reimbursement)(2)              $1,000       $1,029.10            $5.54           1.09%
------------------------------------------------------------------------------------------------
Advisor Class
(before reimbursement)                $1,000       $1,029.10(3)         $5.70           1.12%
------------------------------------------------------------------------------------------------
A Class
(after reimbursement)(2)              $1,000       $1,029.10            $5.54           1.09%
------------------------------------------------------------------------------------------------
A Class
(before reimbursement)                $1,000       $1,029.10(3)         $5.70           1.12%
------------------------------------------------------------------------------------------------
B Class
(after reimbursement)(2)              $1,000       $1,025.30            $9.34           1.84%
------------------------------------------------------------------------------------------------
B Class
(before reimbursement)                $1,000       $1,025.30(3)         $9.49           1.87%
------------------------------------------------------------------------------------------------
C Class
(after reimbursement)(2)              $1,000       $1,025.30            $9.34           1.84%
------------------------------------------------------------------------------------------------
C Class
(before reimbursement)                $1,000       $1,025.30(3)         $9.49           1.87%
------------------------------------------------------------------------------------------------
R Class
(after reimbursement)(2)              $1,000         $993.60(4)         $2.20(5)        1.28%
------------------------------------------------------------------------------------------------
R Class
(before reimbursement)                $1,000         $993.60(3)(4)      $2.36(5)        1.37%
------------------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------------------
Investor Class
(after reimbursement)(2)              $1,000       $1,020.86            $4.26           0.84%
------------------------------------------------------------------------------------------------
Investor Class
(before reimbursement)                $1,000       $1,020.71            $4.41           0.87%
------------------------------------------------------------------------------------------------
Institutional Class
(after reimbursement)(2)              $1,000       $1,021.91            $3.19           0.63%
------------------------------------------------------------------------------------------------
Institutional Class
(before reimbursement)                $1,000       $1,021.71            $3.40           0.67%
------------------------------------------------------------------------------------------------
Advisor Class
(after reimbursement)(2)              $1,000       $1,019.60            $5.52           1.09%
------------------------------------------------------------------------------------------------
Advisor Class
(before reimbursement)                $1,000       $1,019.45            $5.67           1.12%
------------------------------------------------------------------------------------------------
A Class
(after reimbursement)(2)              $1,000       $1,019.60            $5.52           1.09%
------------------------------------------------------------------------------------------------
A Class
(before reimbursement)                $1,000       $1,019.45            $5.67           1.12%
------------------------------------------------------------------------------------------------
B Class
(after reimbursement)(2)              $1,000       $1,015.84            $9.30           1.84%
------------------------------------------------------------------------------------------------
B Class
(before reimbursement)                $1,000       $1,015.69            $9.45           1.87%
------------------------------------------------------------------------------------------------
C Class
(after reimbursement)(2)              $1,000       $1,015.84            $9.30           1.84%
------------------------------------------------------------------------------------------------
C Class
(before reimbursement)                $1,000       $1,015.69            $9.45           1.87%
------------------------------------------------------------------------------------------------
R Class
(after reimbursement)(2)              $1,000       $1,018.65            $6.48           1.28%
------------------------------------------------------------------------------------------------
R Class
(before reimbursement)                $1,000       $1,018.20(6)         $6.93(6)        1.37%
------------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) During the period ended September 30, 2005, the class had received a partial reimbursement of its distribution and service fees.

(3) Ending account value assumes the return earned after reimbursement. The return would have been lower had fees not been reimbursed and would have resulted in a lower ending account value.

(4) Ending account value based on actual return from July 29, 2005
    (commencement of sale) through September 30, 2005.

(5) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 63, the number of days in the period from July 29, 2005
    (commencement of sale) through September 30, 2005, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(6) Ending account value and expenses paid during the period assume the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
25

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $748,262,231 and $61,990,541,
respectively) -- including $84,158,801
and $15,756,101 of securities on loan,
respectively                                      $746,415,729     $63,034,609
--------------------------------------------
Investments made with cash collateral
received for securities on loan,
at value (cost of $42,025,843 and
$16,333,913, respectively)                          42,025,843      16,333,913
--------------------------------------------------------------------------------
Total investment securities, at value
(cost of $790,288,074 and $78,324,454,
respectively)                                      788,441,572      79,368,522
--------------------------------------------
Cash                                                        --          52,468
--------------------------------------------
Receivable for investments sold                      1,897,921              --
--------------------------------------------
Receivable for capital shares sold                       8,220           4,230
--------------------------------------------
Receivable for variation margin
on futures contracts                                    63,432              --
--------------------------------------------
Interest receivable                                  4,866,710       1,325,638
--------------------------------------------------------------------------------
                                                   795,277,855      80,750,858
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                              42,025,843      16,333,913
--------------------------------------------
Disbursements in excess
of demand deposit cash                               1,083,301              --
--------------------------------------------
Payable for investments purchased                  126,448,112         350,000
--------------------------------------------
Accrued management fees                                248,798          40,138
--------------------------------------------
Distribution fees payable                                2,661           2,783
--------------------------------------------
Service fees (and distribution fees --
A Class) payable                                         3,065           3,866
--------------------------------------------
Dividends payable                                      985,333         116,499
--------------------------------------------------------------------------------
                                                   170,797,113      16,847,199
--------------------------------------------------------------------------------
NET ASSETS                                        $624,480,742     $63,903,659
================================================================================

See Notes to Financial Statements.                                 (continued)

------
26

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------
Capital paid in                                   $626,627,233     $75,848,871
--------------------------------------------
Accumulated net realized loss
on investment transactions                            (465,328)    (12,989,280)
--------------------------------------------
Net unrealized appreciation (depreciation)
on investments                                      (1,681,163)      1,044,068
--------------------------------------------------------------------------------
                                                  $624,480,742     $63,903,659
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                        $202,421,092     $39,665,031
--------------------------------------------
Shares outstanding                                  20,007,136       6,199,654
--------------------------------------------
Net asset value per share                               $10.12           $6.40
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                        $407,144,156      $5,782,645
--------------------------------------------
Shares outstanding                                  40,241,954         903,827
--------------------------------------------
Net asset value per share                               $10.12          $6.40
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $5,737,719        $414,196
--------------------------------------------
Shares outstanding                                     567,111          64,739
--------------------------------------------
Net asset value per share                               $10.12           $6.40
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                          $6,833,525     $13,756,015
--------------------------------------------
Shares outstanding                                     675,422       2,150,065
--------------------------------------------
Net asset value per share                               $10.12           $6.40
--------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                      $10.60           $6.70
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                            $757,298      $1,189,576
--------------------------------------------
Shares outstanding                                      74,851         185,931
--------------------------------------------
Net asset value per share                               $10.12           $6.40
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                          $1,561,934      $3,071,356
--------------------------------------------
Shares outstanding                                     154,380         480,054
--------------------------------------------
Net asset value per share                               $10.12           $6.40
--------------------------------------------------------------------------------

R CLASS
--------------------------------------------------------------------------------
Net assets                                             $25,018         $24,840
--------------------------------------------
Shares outstanding                                       2,473           3,882
--------------------------------------------
Net asset value per share                               $10.12           $6.40
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------
INCOME:
--------------------------------------------
Interest                                           $13,246,656      $2,400,808
--------------------------------------------
Securities lending                                      73,373          27,876
--------------------------------------------------------------------------------
                                                    13,320,029       2,428,684
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------
Management fees                                      1,455,368         277,499
--------------------------------------------
Distribution fees:
--------------------------------------------
  Advisor Class                                          6,975             504
--------------------------------------------
  B Class                                                2,947           4,384
--------------------------------------------
  C Class                                                5,412          12,407
--------------------------------------------
Service fees:
--------------------------------------------
  Advisor Class                                          6,975             504
--------------------------------------------
  B Class                                                  982           1,461
--------------------------------------------
  C Class                                                1,804           4,136
--------------------------------------------
Service and distribution fees:
--------------------------------------------
  A Class                                                6,927          18,952
--------------------------------------------
  R Class                                                   20              20
--------------------------------------------
Trustees' fees and expenses                             15,896           1,744
--------------------------------------------
Other expenses                                           2,502             272
--------------------------------------------------------------------------------
                                                     1,505,808         321,883
Amount waived                                               --         (10,843)
--------------------------------------------------------------------------------
                                                     1,505,808         311,040
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                               11,814,221       2,117,644
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                           1,211,757         (89,368)
--------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                         (695,801)       (158,433)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                515,956        (247,801)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                          $12,330,177      $1,869,843
================================================================================

See Notes to Financial Statements.

------
28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------------------------
                                       DIVERSIFIED BOND                    HIGH-YIELD
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                  SEPT. 30, 2005   MARCH 31, 2005   SEPT. 30, 2005   MARCH 31, 2005
--------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 11,814,221     $ 16,522,233      $ 2,117,644      $ 4,465,319
------------------------------
Net realized gain (loss)           1,211,757       (1,133,855)         (89,368)       1,551,123
------------------------------
Change in net unrealized
appreciation (depreciation)         (695,801)     (12,137,535)        (158,433)      (2,987,138)
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations         12,330,177        3,250,843        1,869,843        3,029,304
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
From net investment income:
------------------------------
  Investor Class                  (3,726,115)      (5,567,572)      (1,336,400)      (3,129,375)
------------------------------
  Institutional Class             (7,957,641)     (10,897,263)        (161,588)         (54,722)
------------------------------
  Advisor Class                      (99,985)        (195,912)         (12,838)         (29,176)
------------------------------
  A Class                            (99,746)        (123,356)        (481,199)        (988,944)
------------------------------
  B Class                            (11,111)         (15,604)         (32,755)         (59,972)
------------------------------
  C Class                            (20,377)         (32,664)         (92,590)        (203,130)
------------------------------
  R Class                               (150)              --             (274)              --
------------------------------
From net realized gains:
------------------------------
  Investor Class                          --       (1,845,189)              --               --
------------------------------
  Institutional Class                     --       (3,579,242)              --               --
------------------------------
  Advisor Class                           --          (71,376)              --               --
------------------------------
  A Class                                 --          (46,319)              --               --
------------------------------
  B Class                                 --           (8,419)              --               --
------------------------------
  C Class                                 --          (16,206)              --               --
--------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions               (11,915,125)     (22,399,122)      (2,117,644)      (4,465,319)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                94,876,754       48,274,529           27,250       (5,649,240)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                     95,291,806       29,126,250         (220,551)      (7,085,255)

NET ASSETS
--------------------------------------------------------------------------------------------------
Beginning of period              529,188,936      500,062,686       64,124,210       71,209,465
--------------------------------------------------------------------------------------------------
End of period                   $624,480,742     $529,188,936      $63,903,659      $64,124,210
==================================================================================================

See Notes to Financial Statements.

------
29

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified Bond) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified Bond's investment objective is to seek a high level of income by investing in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yields. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class,
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. The funds are closed to new self-directed retail investors. Sale of the Institutional Class of High-Yield commenced on
August 2, 2004. Sale of the R Class commenced on July 29, 2005 for the funds.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain/loss and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

TRACERS(reg.sm)/TRAINS(reg.sm) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the

(continued)

------
30

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
31

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2925% to 0.4100% for Diversified Bond and from 0.5425% to
0.6600% for High-Yield. The rates for the Complex Fee (Investor, A, B, C, and R
Classes) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. Effective July 29, 2005, ACIM voluntarily agreed to waive 0.095% of its management fee for High-Yield.

The effective annual management fees for the funds for the six months ended
September 30, 2005 were as follows:

--------------------------------------------------------------------------------
                               INVESTOR,
                               A, B & C    INSTITUTIONAL    ADVISOR    R CLASS
--------------------------------------------------------------------------------
Diversified Bond                 0.62%         0.42%         0.37%      0.62%
--------------------------------------------------------------------------------
High-Yield (before waiver)       0.87%         0.67%         0.62%      0.87%
--------------------------------------------------------------------------------
High-Yield (after waiver)        0.84%         0.63%         0.59%      0.78%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares. Fees incurred under the plans during the six months ended
September 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit and securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

(continued)

------
32

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2005, were as follows:

--------------------------------------------------------------------------------
                                                    DIVERSIFIED
                                                       BOND         HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations     $1,017,109,670            --
--------------------------------------------------------------------------------
Investment securities other than
U.S. Treasury & Government
Agency Obligations                                   $91,224,031   $17,328,556
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations       $951,565,680            --
--------------------------------------------------------------------------------
Investment securities other than U.S.
Treasury & Government Agency Obligations             $35,836,322   $14,106,070
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

---------------------------------------------------------------------------------------------
                                     DIVERSIFIED BOND                  HIGH-YIELD
---------------------------------------------------------------------------------------------
                                 SHARES          AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------------
Sold                           3,514,819      $ 35,838,985        913,091      $ 5,877,468
-----------------------------
Issued in reinvestment
of distributions                 261,813         2,675,310        144,424          929,647
-----------------------------
Redeemed                      (1,626,138)      (16,612,112)    (1,200,792)      (7,724,372)
---------------------------------------------------------------------------------------------
Net increase (decrease)        2,150,494      $ 21,902,183       (143,277)     $  (917,257)
=============================================================================================
YEAR ENDED MARCH 31, 2005
-----------------------------
Sold                           4,276,189      $ 43,779,141      2,217,561     $ 14,511,413
-----------------------------
Issued in reinvestment
of distributions                 648,996         6,635,162        337,196        2,195,208
-----------------------------
Redeemed                      (4,017,237)      (41,058,188)    (4,467,467)     (29,031,029)
---------------------------------------------------------------------------------------------
Net increase (decrease)          907,948      $  9,356,115     (1,912,710)    $(12,324,408)
=============================================================================================
INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------------
Sold                           8,788,349      $ 89,389,807        451,490       $2,898,147
-----------------------------
Issued in reinvestment
of distributions                 328,275         3,354,256            142              919
-----------------------------
Redeemed                      (2,163,753)      (22,042,273)       (18,061)        (116,569)
---------------------------------------------------------------------------------------------
Net increase (decrease)        6,952,871      $ 70,701,790        433,571       $2,782,497
=============================================================================================
YEAR ENDED MARCH 31, 2005(1)
-----------------------------
Sold                          10,247,819      $105,039,653        471,927       $3,112,995
-----------------------------
Issued in reinvestment
of distributions                 752,745         7,696,248            183            1,198
-----------------------------
Redeemed                      (7,223,585)      (74,246,876)        (1,854)         (12,263)
---------------------------------------------------------------------------------------------
Net increase (decrease)        3,776,979      $ 38,489,025        470,256       $3,101,930
=============================================================================================

(1) August 2, 2004 (commencement of sale) through March 31, 2005 for High-Yield.

(continued)

------
33

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------
                                     DIVERSIFIED BOND                  HIGH-YIELD
---------------------------------------------------------------------------------------------
                                  SHARES         AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------------
Sold                             129,309       $ 1,317,074          9,931         $ 64,223
-----------------------------
Issued in reinvestment
of distributions                   9,422            96,267            674            4,341
-----------------------------
Redeemed                        (108,414)       (1,105,634)        (5,817)         (37,531)
---------------------------------------------------------------------------------------------
Net increase (decrease)           30,317       $   307,707          4,788         $ 31,033
=============================================================================================
YEAR ENDED MARCH 31, 2005
-----------------------------
Sold                             217,034       $ 2,220,710         60,503        $ 389,029
-----------------------------
Issued in reinvestment
of distributions                  24,443           249,910          1,346            8,758
-----------------------------
Redeemed                        (382,160)       (3,907,965)       (38,784)        (250,708)
---------------------------------------------------------------------------------------------
Net increase (decrease)         (140,683)      $(1,437,345)        23,065        $ 147,079
=============================================================================================
A CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------------
Sold                             250,110        $2,550,365        374,932      $ 2,411,974
-----------------------------
Issued in reinvestment
of distributions                   8,108            82,809         68,079          438,195
-----------------------------
Redeemed                         (82,253)         (839,429)      (708,535)      (4,569,182)
---------------------------------------------------------------------------------------------
Net increase (decrease)          175,965        $1,793,745       (265,524)     $(1,719,013)
=============================================================================================
YEAR ENDED MARCH 31, 2005
-----------------------------
Sold                             273,403       $ 2,799,725      1,233,240      $ 8,018,943
-----------------------------
Issued in reinvestment
of distributions                  14,447           147,684        135,500          882,613
-----------------------------
Redeemed                        (133,942)       (1,367,672)      (853,689)      (5,573,755)
---------------------------------------------------------------------------------------------
Net increase (decrease)          153,908       $ 1,579,737        515,051      $ 3,327,801
=============================================================================================
B CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------------
Sold                               6,195          $ 63,185         18,293         $117,968
-----------------------------
Issued in reinvestment
of distributions                     858             8,771          3,235           20,823
-----------------------------
Redeemed                          (6,715)          (68,142)        (7,547)         (48,784)
---------------------------------------------------------------------------------------------
Net increase (decrease)              338          $  3,814         13,981         $ 90,007
=============================================================================================
YEAR ENDED MARCH 31, 2005
-----------------------------
Sold                              34,527         $ 354,652         53,831        $ 350,840
-----------------------------
Issued in reinvestment
of distributions                   1,738            17,768          6,741           43,865
-----------------------------
Redeemed                         (20,347)         (208,523)       (19,080)        (124,571)
---------------------------------------------------------------------------------------------
Net increase (decrease)           15,918         $ 163,897         41,492        $ 270,134
=============================================================================================

(continued)

------
34

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
---------------------------------------------------------------------------------------------
                                     DIVERSIFIED BOND                  HIGH-YIELD
---------------------------------------------------------------------------------------------
                                  SHARES         AMOUNT           SHARES         AMOUNT
---------------------------------------------------------------------------------------------
C CLASS
---------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2005
-----------------------------
Sold                              37,823         $ 385,834         48,127        $ 310,587
-----------------------------
Issued in reinvestment
of distributions                   1,403            14,338          4,102           26,400
-----------------------------
Redeemed                         (25,250)         (257,810)       (93,780)        (602,279)
---------------------------------------------------------------------------------------------
Net increase (decrease)           13,976         $ 142,362        (41,551)       $(265,292)
=============================================================================================
YEAR ENDED MARCH 31, 2005
-----------------------------
Sold                              62,876         $ 643,095        152,831      $   994,646
-----------------------------
Issued in reinvestment
of distributions                   2,675            27,340         10,620           69,115
-----------------------------
Redeemed                         (53,576)         (547,335)      (189,997)      (1,235,537)
---------------------------------------------------------------------------------------------
Net increase (decrease)           11,975         $ 123,100        (26,546)     $  (171,776)
=============================================================================================
R CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED
SEPTEMBER 30, 2005(1)
-----------------------------
Sold                               2,458           $25,005          3,840          $25,003
-----------------------------
Issued in reinvestment
of distributions                      15               148             42              272
---------------------------------------------------------------------------------------------
Net increase (decrease)            2,473           $25,153          3,882          $25,275
=============================================================================================

(1) July 29, 2005 (commencement of sale) through September 30, 2005.

5. SECURITIES LENDING

As of September 30, 2005, securities in Diversified Bond and High-Yield valued at $84,158,801 and $15,756,101, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $85,984,439 and
$16,333,913, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$575,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2005.

(continued)

------
35

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

7. RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Reclassifications between income and realized gain in Diversified Bond relate primarily to the character of paydown gains and losses.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
Federal tax cost of investments                   $790,325,670    $78,324,454
================================================================================
Gross tax appreciation of investments              $ 3,862,145     $1,874,283
--------------------------------------------
Gross tax depreciation of investments               (5,746,243)      (830,215)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                     $(1,884,098)    $1,044,068
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2005, Diversified Bond had net capital loss carryovers of
$1,154,152 expiring in 2013 and High-Yield had net capital loss carryovers of
$2,609,243 and $10,290,669 expiring in 2009 and 2010, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

------
36

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
-----------------------------------------------------------------------------------------
                                  2005(1)      2005       2004       2003      2002(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.10      $10.49     $10.47      $9.98     $10.25
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income             0.20(3)     0.33(3)    0.36(3)    0.48       0.17
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)            0.02       (0.27)      0.14       0.49      (0.27)
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations             0.22        0.06       0.50       0.97      (0.10)
-----------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income       (0.20)      (0.34)     (0.37)     (0.48)     (0.17)
---------------------------------
  From Net Realized Gains            --        (0.11)     (0.11)       --         --
-----------------------------------------------------------------------------------------
  Total Distributions              (0.20)      (0.45)     (0.48)     (0.48)     (0.17)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period    $10.12      $10.10     $10.49     $10.47      $9.98
=========================================================================================
  TOTAL RETURN(4)                   2.14%       0.63%      4.92%      9.93%     (0.99)%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.62%(5)      0.63%      0.64%      0.64%    0.63%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets             3.81%(5)      3.25%      3.38%      4.67%    5.19%(5)
---------------------------------
Portfolio Turnover Rate               173%       386%       324%       151%     136%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                    $202,421   $180,346   $177,791   $198,835    $170,707
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) December 3, 2001 (acquisition date) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
37

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------
                                                INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
                            2005(1)    2005       2004        2003      2002       2001
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $10.10    $10.49     $10.47      $9.98     $10.12      $9.62
-------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income                      0.21(2)   0.35(2)    0.38(2)    0.50       0.56       0.62
-----------------------
  Net Realized and
  Unrealized
  Gain (Loss)                 0.02     (0.27)      0.14       0.49      (0.09)      0.50
-------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                  0.23      0.08       0.52       0.99       0.47       1.12
-------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income          (0.21)    (0.36)     (0.39)     (0.50)     (0.56)     (0.62)
-----------------------
  From Net
  Realized Gains               --      (0.11)     (0.11)       --       (0.05)       --
-------------------------------------------------------------------------------------------
  Total Distributions        (0.21)    (0.47)     (0.50)     (0.50)     (0.61)     (0.62)
-------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.12    $10.10     $10.49     $10.47      $9.98     $10.12
===========================================================================================
  TOTAL RETURN(3)             2.24%     0.83%      5.13%     10.15%      4.76%     12.03%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                0.42%(4)      0.43%      0.44%      0.44%      0.44%      0.45%
-----------------------
Ratio of Net
Investment Income
to Average Net Assets     4.01%(4)      3.45%      3.58%      4.87%      5.46%      6.31%
-----------------------
Portfolio
Turnover Rate                 173%       386%       324%       151%       136%       139%
-----------------------
Net Assets,
End of Period
(in thousands)            $407,144   $336,207   $309,579   $281,998   $202,476   $140,497
-------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
38

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
-----------------------------------------------------------------------------------------
                                   2005(1)     2005       2004       2003      2002(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $10.10     $10.49     $10.47      $9.98     $10.25
-----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income              0.18(3)    0.31(3)    0.33(3)    0.46       0.16
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.02      (0.28)      0.14       0.49      (0.27)
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations              0.20       0.03       0.47       0.95      (0.11)
-----------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income        (0.18)     (0.31)     (0.34)     (0.46)     (0.16)
--------------------------------
  From Net Realized Gains             --       (0.11)     (0.11)       --         --
-----------------------------------------------------------------------------------------
  Total Distributions               (0.18)     (0.42)     (0.45)     (0.46)     (0.16)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                      $10.12     $10.10     $10.49     $10.47      $9.98
=========================================================================================
  TOTAL RETURN(4)                    2.01%      0.38%      4.66%      9.66%     (1.07)%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             0.87%(5)      0.88%      0.89%      0.89%    0.88%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets             3.56%(5)      3.00%      3.13%      4.42%    4.94%(5)
--------------------------------
Portfolio Turnover Rate               173%       386%       324%       151%     136%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                      $5,738     $5,421     $7,107    $11,567     $10,291
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) December 3, 2001 (acquisition date) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
39

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                   A CLASS
--------------------------------------------------------------------------------
                                    2005(1)     2005       2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $10.10     $10.49     $10.47     $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income               0.18(3)    0.31(3)    0.33(3)    0.06
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)              0.02      (0.28)      0.14       0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.20       0.03       0.47       0.13
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income         (0.18)     (0.31)     (0.34)     (0.06)
--------------------------------
  From Net Realized Gains              --       (0.11)     (0.11)       --
--------------------------------------------------------------------------------
  Total Distributions                (0.18)     (0.42)     (0.45)     (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $10.12     $10.10     $10.49     $10.47
================================================================================
  TOTAL RETURN(4)                     2.01%      0.38%      4.65%      1.27%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.87%(5)      0.88%      0.89%    0.88%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets              3.56%(5)      3.00%      3.13%    3.69%(5)
--------------------------------
Portfolio Turnover Rate                173%       386%       324%     151%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                       $6,834     $5,044     $3,625        $294
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
40

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                   B CLASS
--------------------------------------------------------------------------------
                                    2005(1)    2005       2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $10.10    $10.49     $10.47         $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income              0.14(3)   0.23(3)    0.26(3)        0.05
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.02     (0.27)      0.14           0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.16     (0.04)      0.40           0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.14)    (0.24)     (0.27)         (0.05)
---------------------------------
  From Net Realized Gains             --      (0.11)     (0.11)           --
--------------------------------------------------------------------------------
  Total Distributions               (0.14)    (0.35)     (0.38)         (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $10.12    $10.10     $10.49         $10.47
================================================================================
  TOTAL RETURN(4)                    1.63%    (0.37)%     3.87%          1.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.62%(5)      1.63%      1.64%       1.61%(5)
---------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)           1.62%(5)      1.63%      1.64%    1.63%(5)(6)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets             2.81%(5)      2.25%      2.38%       2.98%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)           2.81%(5)      2.25%      2.38%    2.96%(5)(6)
---------------------------------
Portfolio Turnover Rate               173%       386%       324%       151%(7)
---------------------------------
Net Assets, End of Period
(in thousands)                        $757       $753       $615           $84
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                   2005(1)      2005       2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $10.10     $10.49      $10.47       $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income              0.14(3)    0.23(3)     0.28(3)      0.05
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)             0.02      (0.27)       0.14         0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.16      (0.04)       0.42         0.12
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income        (0.14)     (0.24)      (0.29)       (0.05)
--------------------------------
  From Net Realized Gains             --       (0.11)      (0.11)         --
--------------------------------------------------------------------------------
  Total Distributions               (0.14)     (0.35)      (0.40)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period     $10.12     $10.10      $10.49       $10.47
================================================================================
  TOTAL RETURN(4)                    1.63%     (0.37)%      4.07%        1.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.62%(5)       1.63%      1.47%     1.38%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets             2.81%(5)       2.25%      2.55%     3.23%(5)
--------------------------------
Portfolio Turnover Rate               173%        386%       324%      151%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                      $1,562      $1,418     $1,347         $342
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
42

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      R CLASS
--------------------------------------------------------------------------------
                                                                      2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.17
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Income(2)                                              0.06
-------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                              (0.05)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.01
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
  From Net Investment Income                                           (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $10.12
================================================================================
 TOTAL RETURN(3)                                                        0.08%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.12%(4)
-------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.51%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                173%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $25
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through September 30, 2005
    (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended September 30, 2005.

See Notes to Financial Statements.

------
43

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                        2005(1)    2005       2004      2003(2)     2002      2001        2000
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period               $6.42     $6.55      $6.13       $5.76      $6.18     $7.20       $8.54
---------------------------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------
  Net Investment
  Income                 0.21      0.46       0.50        0.18       0.52      0.74        0.85
-----------------
  Net Realized
  and Unrealized
  Gain (Loss)           (0.02)    (0.13)      0.42        0.37      (0.42)    (0.97)      (1.39)
---------------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations             0.19      0.33       0.92        0.55       0.10     (0.23)      (0.54)
---------------------------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Investment
  Income                (0.21)    (0.46)     (0.50)      (0.18)     (0.52)    (0.79)      (0.80)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period           $6.40     $6.42      $6.55       $6.13      $5.76     $6.18       $7.20
===================================================================================================
  TOTAL RETURN(3)        3.04%     5.17%     15.53%       9.61%      1.43%    (3.56)%     (7.08)%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses to
Average
Net Assets         0.84%(4)(5)     0.88%      0.89%    0.88%(5)      0.90%      0.90%       0.90%
-----------------
Ratio of
Operating
Expenses to
Average
Net Assets
(Before
Expense Waiver)       0.87%(5)     0.88%      0.89%    0.88%(5)      0.90%      0.90%       0.90%
-----------------
Ratio of Net
Investment
Income to
Average
Net Assets         6.61%(4)(5)     7.04%      7.82%    7.22%(5)      8.37%     10.88%      10.09%
-----------------
Ratio of Net
Investment
Income to
Average
Net Assets
(Before
Expense Waiver)       6.58%(5)     7.04%      7.82%    7.22%(5)      8.37%     10.88%      10.09%
-----------------
Portfolio
Turnover Rate              24%       64%        80%          9%        80%       131%         77%
-----------------
Net Assets,
End of Period
(in thousands)         $39,665   $40,746    $54,074     $78,223    $50,287    $34,150     $25,126
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was
    October 31.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

See Notes to Financial Statements.

------
44

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                           2005(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $6.42       $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Income                                      0.22        0.30
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   (0.02)      (0.01)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.20        0.29
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
  From Net Investment Income                                (0.22)      (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.40       $6.42
================================================================================
  TOTAL RETURN(3)                                            3.14%       4.53%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      0.63%(4)(5)    0.68%(5)
---------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                   0.67%(5)    0.68%(5)
---------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                  6.82%(4)(5)    4.37%(5)
---------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets (Before Expense Waiver)             6.78%(5)    4.37%(5)
---------------------------------------------------
Portfolio Turnover Rate                                        24%      64%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                    $5,783      $3,021
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) August 2, 2004 (commencement of sale) through March 31, 2005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
45

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------
                                               ADVISOR CLASS
------------------------------------------------------------------------------------
                             2005(1)    2005       2004        2003(2)    2002(3)
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.42    $6.55      $6.13         $5.76     $6.22
------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.21     0.44       0.49          0.18      0.30
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.02)   (0.13)      0.42          0.37     (0.46)
------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.19     0.31       0.91          0.55     (0.16)
------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.21)   (0.44)     (0.49)        (0.18)    (0.30)
------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.40    $6.42      $6.55         $6.13     $5.76
====================================================================================
  TOTAL RETURN(4)              2.91%    4.91%     15.35%         9.63%    (2.72)%
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.09%(5)(6)   1.13%   1.12%(7)   0.84%(6)(7)   1.15%(6)
-------------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)              1.12%(6)   1.13%      1.14%      1.13%(6)   1.15%(6)
-------------------------
Ratio of Net
Investment Income
to Average
Net Assets                6.36%(5)(6)   6.79%   7.59%(7)   7.27%(6)(7)   7.63%(6)
-------------------------
Ratio of Net
Investment Income
to Average Net
Assets (Before
Expense Waiver)              6.33%(6)   6.79%      7.57%      6.98%(6)   7.63%(6)
-------------------------
Portfolio
Turnover Rate                     24%     64%        80%            9%     80%(8)
-------------------------
Net Assets,
End of Period
(in thousands)                   $414    $385       $242            $1         $4
------------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3) March 8, 2002 (commencement of sale) through October 31, 2002.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

(7) During the period ended March 31, 2003, and the year ended March 31, 2004 the distributor voluntarily waived a portion of the distribution and service fees.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
46

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                      A CLASS
--------------------------------------------------------------------------------
                                      2005(1)     2005       2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $6.42      $6.55      $6.13      $5.98
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income                0.21       0.44       0.49       0.07
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)              (0.02)     (0.13)      0.42       0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations                0.19       0.31       0.91       0.22
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income          (0.21)     (0.44)     (0.49)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $6.40      $6.42      $6.55      $6.13
================================================================================
  TOTAL RETURN(3)                      2.91%      4.91%     15.24%      3.74%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.09%(4)(5)      1.13%      1.14%    1.13%(5)
--------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)             1.12%(5)      1.13%      1.14%    1.13%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets            6.36%(4)(5)      6.79%      7.57%    8.01%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)             6.33%(5)      6.79%      7.57%    8.01%(5)
--------------------------------
Portfolio Turnover Rate                  24%        64%        80%       9%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                       $13,756    $15,517    $12,449        $763
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
47

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     B CLASS
--------------------------------------------------------------------------------
                                    2005(1)      2005      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $6.42      $6.55     $6.13       $5.98
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income               0.18       0.39      0.44        0.07
--------------------------------
  Net Realized and
  Unrealized Gain (Loss)             (0.02)     (0.13)     0.42        0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.16       0.26      0.86        0.22
--------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income         (0.18)     (0.39)    (0.44)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $6.40      $6.42     $6.55       $6.13
================================================================================
  TOTAL RETURN(3)                     2.53%      4.13%    14.38%       3.64%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.84%(4)(5)    1.88%     1.89%   1.86%(5)(6)
--------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)              1.87%(5)    1.88%     1.89%      1.88%(5)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets             5.61%(4)(5)    6.04%     6.82%   7.27%(5)(6)
--------------------------------
Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver)              5.58%(5)    6.04%     6.82%      7.25%(5)
--------------------------------
Portfolio Turnover Rate                   24%      64%       80%         9%(7)
--------------------------------
Net Assets, End of Period
(in thousands)                         $1,190   $1,105      $855           $57
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
48

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                               C CLASS
--------------------------------------------------------------------------------
                              2005(1)   2005     2004      2003(2)    2002(3)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.42    $6.55    $6.13       $5.76      $6.32
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income                       0.18     0.39     0.45        0.16       0.41
----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 (0.02)   (0.13)    0.42        0.37      (0.56)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                   0.16     0.26     0.87        0.53      (0.15)
--------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income           (0.18)   (0.39)   (0.45)      (0.16)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.40    $6.42    $6.55       $6.13      $5.76
================================================================================
  TOTAL RETURN(4)              2.53%    4.13%   14.60%       9.28%     (2.49)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               1.84%(5)(6)    1.88%    1.72%    1.63%(6)    1.65%(6)
----------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)             1.87%(6)    1.88%    1.72%    1.63%(6)    1.65%(6)
----------------------
Ratio of Net
Investment Income
to Average Net Assets    5.61%(5)(6)    6.04%    6.99%    6.48%(6)    7.78%(6)
----------------------
Ratio of Net
Investment Income
to Average Net
Assets (Before
Expense Waiver)             5.58%(6)    6.04%    6.99%    6.48%(6)    7.78%(6)
----------------------
Portfolio
Turnover Rate                    24%      64%      80%          9%      80%(7)
----------------------
Net Assets,
End of Period
(in thousands)                $3,071   $3,351   $3,590        $283         $31
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2005 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3) December 10, 2001 (commencement of sale) through October 31, 2002.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
49

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                     R CLASS
--------------------------------------------------------------------------------
                                                                     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $6.51
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income(2)                                             0.07
---------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                             (0.11)
--------------------------------------------------------------------------------
  Total From Investment Operations                                    (0.04)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------
  From Net Investment Income                                          (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $6.40
================================================================================
  TOTAL RETURN(3)                                                     (0.64)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 1.28%(4)(5)
---------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver)                                              1.37%(5)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets              6.46%(4)(5)
---------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver)                                              6.55%(5)
---------------------------------------------------------------
Portfolio Turnover Rate                                                24%(6)
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $25
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through September 30, 2005
    (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Effective July 29, 2005, the investment advisor voluntarily agreed to waive a portion of the management fee.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended September 30, 2005.

See Notes to Financial Statements.

------
50

Approval of Management Agreements for Diversified Bond and High-Yield

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Diversified Bond and High-Yield (the "funds")
and the services provided to such funds under the management agreement. The information included:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to clients of the advisor other than the funds.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the funds' board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the funds. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the funds and the advisor,

(continued)

------
51

Approval of Management Agreements for Diversified Bond and High-Yield

and in formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to

(continued)

------
52

Approval of Management Agreements for Diversified Bond and High-Yield

the funds. Further, the Portfolio Committee reports its assessment to the board.
If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Diversified Bond's performance was below its benchmark for both the one and three year periods during the past year. High-Yield's performance fell below the median of its peer group for both the one and three year periods during the past year. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the

(continued)

------
53

Approval of Management Agreements for Diversified Bond and High-Yield

advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the fee breakpoints of competitive funds not managed by the advisor. The
Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the funds increase in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of a particular fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. Each fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the funds' peer groups. The unified fee charged to shareholders of Diversified Bond was in the lowest quartile of the total expense ratios of its peer group. The unified fee charged to shareholders of High-Yield was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the funds' fees were unreasonable by comparison.

(continued)

------
54

Approval of Management Agreements for Diversified Bond and High-Yield

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors concluded that the investment management agreement between Diversified Bond and the advisor is fair and reasonable in light of the services provided and should be renewed.

In addition, the independent directors negotiated a one-year waiver by the advisor of a portion of the management fee of High-Yield. These changes were proposed by the Directors based on their review of High-Yield's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of High-Yield within its peer group universe. The fee waiver, effective July 29, 2005, will result in a lowering of the management fee by .095 percentage points below the current management fee. Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between High-Yield and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
55

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class, and R Class. The
total expense ratios of Advisor, A, B, C, and R Class shares are higher than that of Investor Class shares; the total expense ratio of Institutional Class shares is lower than that of Investor Class shares. THE FUNDS ARE CLOSED TO NEW
SELF-DIRECTED RETAIL INVESTORS, BUT ARE AVAILABLE THROUGH FINANCIAL
INTERMEDIARIES. SELF-DIRECTED RETAIL INVESTORS WITH OPEN ACCOUNTS MAY MAKE
ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AS
LONG AS SUCH ACCOUNTS REMAIN OPEN.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00%

(continued)

------
56

Share Class Information

after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a
1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
57

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
58

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

------
59

Notes

------
60

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0511
SH-SAN-45976N

American Century Investments

SEMIANNUAL REPORT

[photo of woman and girl]

SEPTEMBER 30, 2005

Premium Money Market Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

Approval of Management Agreement for

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III
WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Premium Money
Market Fund for the six months ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Premium Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
                                                     ------------------------------
                                                          AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------
                                                                           SINCE   INCEPTION
                          6 MONTHS(1)    1 YEAR     5 YEARS   10 YEARS   INCEPTION    DATE
----------------------------------------------------------------------------------------------
PREMIUM
MONEY MARKET                 1.43%(2)     2.32%      2.16%      3.73%      3.81%     4/1/93
----------------------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                   1.52%        2.63%      2.23%      3.67%      3.81%       --
----------------------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN(3)            1.18%        1.85%      1.72%      3.36%      3.53%       --
----------------------------------------------------------------------------------------------
Fund's Lipper Ranking(3)  29 of 366    34 of 361  24 of 302   21 of 188     --         --
----------------------------------------------------------------------------------------------

Premium Money Market acquired all of the net assets of the American Century
Premium Capital Reserve Fund and the American Century Premium Government Reserve
Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Performance information prior to December 3, 2001 is that of the American Century Premium Capital Reserve
Fund.

(1)  Total returns for periods less than one year are not annualized.

(2)  If American Century had not voluntarily waived a portion of its management fees, fund returns would have been lower during the period.

(3)  © 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of
     Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

     Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by
     Lipper Inc.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. -- A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                    (continued)

------
2

Premium Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
A-1+                                         61%                   61%
--------------------------------------------------------------------------------
A-1                                          39%                   39%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
1 - 30 days                                  53%                  55%
--------------------------------------------------------------------------------
31 - 90 days                                 39%                  40%
--------------------------------------------------------------------------------
91 - 180 days                                 8%                   3%
--------------------------------------------------------------------------------
More than 180 days                            --                   2%
--------------------------------------------------------------------------------

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                                      9/30/05
--------------------------------------------------------------------------------
7-Day Current Yield                                    3.33%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  3.38%
--------------------------------------------------------------------------------
                                           9/30/05               3/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   37 days               37 days
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Premium Money Market - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the six months ended September 30, 2005, Premium Money Market returned
1.43%*, ahead of the 1.18% average return of the 366 funds in Lipper Inc.'s money market instrument funds category. The fund's six-month return ranked in the top 8% of the Lipper category. Premium Money Market's relative performance has been consistent over the long term -- the fund's one-, five-, and 10-year returns all rank in the top 12% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

After growing by 4.2% in 2004 -- its fastest calendar-year growth rate since
1999 -- the U.S. economy slowed modestly during the past six months. U.S.
economic growth came in at a 3.3% annual rate in the second quarter of 2005, and the preliminary estimate for the third quarter of 2005 was an annual rate of
3.8%.

Meanwhile, inflation continued to pick up -- the consumer price index rose by
4.7% during the 12 months ended September 30, 2005, compared with 3.1% for the
12 months ended March 31, 2005. A 34.8% increase in energy prices and a 14.5%
rise in transportation costs were the main reasons behind the higher inflation rate.

With the economy still growing at a solid pace and inflation on the rise, the
Federal Reserve extended its cycle of short-term interest rate increases. The
Fed raised rates by a quarter-point four times during the six-month period, for a total of eleven quarter-point rate hikes since June 2004. The Fed's actions boosted the federal funds rate target during the six month period to 3.75%, its highest level in more than four years.

Money market rates generally rose along with the federal funds rate; the three-month Treasury bill yield climbed from 2.79% to 3.55% during the six months.

PORTFOLIO STRATEGY

Mirroring the general rise in money market yields, Premium Money Market's seven-day current yield increased from 2.28% to 3.33% during the six-month period. We maintained a relatively short average maturity of approximately 30-40 days for the portfolio so its yield would more quickly reflect rising money market rates.

We continued to add to the portfolio's commercial paper (CP) holdings during the first half of the period, increasing our position from 46% to 56% of the portfolio as CP issuance continued to expand. However, we subsequently reduced our CP exposure back to 42% of the portfolio by the end of the period. We shifted most of those assets into certificates of deposit, which increased from
4% to 12% of the portfolio. Certificates of deposit offered the most attractive yields in the latter part of the six-month period.

OUR COMMITMENT

We will continue to seek capital preservation and high current income consistent with an investment in high-quality short-term debt securities.

* Total returns for periods less than one year are not annualized.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

                                                                    (continued)

------
5

Shareholder Fee Example (Unaudited)

investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                                   BEGINNING       ENDING      DURING PERIOD(1)  ANNUALIZED
                                ACCOUNT VALUE  ACCOUNT VALUE       4/1/05 -        EXPENSE
                                    4/1/05         9/30/05         9/30/05         RATIO(1)
--------------------------------------------------------------------------------------------
PREMIUM MONEY MARKET
SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------
Actual (after waiver)(2)            $1,000       $1,014.30          $2.32          0.46%
--------------------------------------------------------------------------------------------
Actual (before waiver)              $1,000       $1,014.30(3)       $2.37          0.47%
--------------------------------------------------------------------------------------------
Hypothetical (after waiver)(2)      $1,000       $1,022.76          $2.33          0.46%
--------------------------------------------------------------------------------------------
Hypothetical (before waiver)        $1,000       $1,022.71          $2.38          0.47%
--------------------------------------------------------------------------------------------

(1)  Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)  During the six months ended September 30, 2005, the fund had received a partial waiver of its management fees.

(3)  Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
6

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 41.3%

     $  5,500,000  American Family Financial
                   Services, Inc., 3.35%, 11/3/05                  $  5,483,111
--------------------------------------------------------------------------------
          708,000  Amstel Funding Corp., 3.72%,
                   10/17/05 (Acquired 8/23/05,
                   Cost $703,976)(2)                                    706,829
--------------------------------------------------------------------------------
        9,040,000  Amstel Funding Corp.,
                   3.46%, 11/23/05
                   (Acquired 5/26/05-6/28/05,
                   Cost $8,898,992)(2)                                8,993,999
--------------------------------------------------------------------------------
        4,000,000  Amstel Funding Corp., 3.67%,
                   12/1/05 (Acquired 7/29/05,
                   Cost $3,950,659)(2)                                3,975,126
--------------------------------------------------------------------------------
        5,000,000  Amsterdam Funding Corp., 3.58%,
                   10/4/05 (Acquired 8/10/05,
                   Cost $4,972,653)(2)                                4,998,508
--------------------------------------------------------------------------------
        8,200,000  Amsterdam Funding Corp., 3.64%,
                   10/12/05 (Acquired 9/6/05,
                   Cost $8,170,152)(2)                                8,190,880
--------------------------------------------------------------------------------
        2,485,000  Amsterdam Funding Corp., 3.64%,
                   10/13/05 (Acquired 9/6/05,
                   Cost $2,475,703)(2)                                2,481,985
--------------------------------------------------------------------------------
        1,000,000  ANZ Inc., 3.83%, 11/14/05                            995,319
--------------------------------------------------------------------------------
        5,000,000  Barclays U.S. Funding LLC,
                   3.60%, 11/1/05                                     4,984,500
--------------------------------------------------------------------------------
       10,000,000  Canadian Imperial Holdings,
                   3.59%, 11/1/05                                     9,969,086
--------------------------------------------------------------------------------
        2,500,000  Cedar Springs Capital Co., 3.70%,
                   11/14/05 (Acquired 8/16/05,
                   Cost $2,476,875)(2)                                2,488,694
--------------------------------------------------------------------------------
        5,000,000  Cedar Springs Capital Co., 3.72%,
                   11/28/05 (Acquired 9/2/05,
                   Cost $4,955,050)(2)                                4,970,033
--------------------------------------------------------------------------------
        4,847,000  Cedar Springs Capital Co., 3.75%,
                   12/8/05 (Acquired 9/8/05,
                   Cost $4,801,054)(2)                                4,812,667
--------------------------------------------------------------------------------
        8,200,000  Charta LLC, 3.76%, 11/18/05
                   (Acquired 8/25/05,
                   Cost $8,127,299)(2)                                8,158,946
--------------------------------------------------------------------------------
       10,000,000  CitiBank Credit Card Issuance
                   Trust, 3.76%, 10/20/05
                   (Acquired 9/19/05,
                   Cost $9,967,622)(2)                                9,980,155
--------------------------------------------------------------------------------
        6,000,000  CitiBank Credit Card Issuance
                   Trust, 3.74%, 12/7/05
                   (Acquired 9/8/05,
                   Cost $5,943,900)(2)                                5,958,237
--------------------------------------------------------------------------------
        3,000,000  Crown Point Capital Co., 3.65%,
                   10/18/05 (Acquired 8/8/05,
                   Cost $2,978,404)(2)                                2,994,829
--------------------------------------------------------------------------------
        5,000,000  Crown Point Capital Co., 3.69%,
                   12/2/05 (Acquired 9/6/05,
                   Cost $4,955,413)(2)                                4,968,225
--------------------------------------------------------------------------------
        1,800,000  Danske Corporation,
                   3.52%, 10/11/05                                    1,798,240
--------------------------------------------------------------------------------
        1,200,000  Danske Corporation,
                   3.67%, 11/7/05                                     1,195,474
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $  8,000,000  Emerald Notes of the MBNA,
                   3.62%, 10/6/05 (Acquired
                   8/5/05, Cost $7,952,538)(2)                     $  7,995,978
--------------------------------------------------------------------------------
        8,000,000  Emerald Notes of the MBNA,
                   3.73%, 11/16/05 (Acquired
                   9/8/05, Cost $7,942,807)(2)                        7,961,871
--------------------------------------------------------------------------------
       12,000,000  Falcon Asset Security Corp.,
                   3.65%, 10/6/05 (Acquired
                   9/8/05, Cost $11,965,933)(2)                      11,993,916
--------------------------------------------------------------------------------
        2,075,000  General Electric Capital Corp.,
                   3.62%, 10/20/05                                    2,071,035
--------------------------------------------------------------------------------
        4,000,000  Govco Incorporated, 3.58%,
                   10/3/05 (Acquired 8/8/05,
                   Cost $3,977,724)(2)                                3,999,205
--------------------------------------------------------------------------------
        1,400,000  HBOS Treasury Services plc,
                   3.55%, 10/19/05                                    1,397,515
--------------------------------------------------------------------------------
        4,300,000  HBOS Treasury Services plc,
                   3.82%, 12/1/05                                     4,272,167
--------------------------------------------------------------------------------
        1,100,000  ING (US) Funding LLC,
                   3.47%, 10/19/05                                    1,098,092
--------------------------------------------------------------------------------
        8,200,000  ING (US) Funding LLC,
                   3.82%, 12/6/05                                     8,142,573
--------------------------------------------------------------------------------
        2,000,000  Lexington Parker Capital, 3.90%,
                   10/3/05 (Acquired 9/30/05,
                   Cost $1,999,350)(2)                                1,999,567
--------------------------------------------------------------------------------
        7,000,000  Lexington Parker Capital, 3.52%,
                   10/18/05 (Acquired 7/18/05,
                   Cost $6,937,031)(2)                                6,988,364
--------------------------------------------------------------------------------
        5,000,000  Newcastle Certificates, 3.78%,
                   10/20/05 (Acquired 9/19/05,
                   Cost $4,983,725)(2)                                4,990,025
--------------------------------------------------------------------------------
        5,800,000  Newcastle Certificates, 3.74%,
                   11/16/05 (Acquired 8/18/05,
                   Cost $5,745,770)(2)                                5,772,283
--------------------------------------------------------------------------------
        5,000,000  Paradigm Funding LLC, 3.80%,
                   11/28/05 (Acquired 8/30/05,
                   Cost $4,952,500)(2)                                4,969,389
--------------------------------------------------------------------------------
        2,128,000  Preferred Receivable Funding,
                   3.70%, 10/13/05
                   (Acquired 9/13/05,
                   Cost $2,121,439)(2)                                2,125,375
--------------------------------------------------------------------------------
       10,000,000  Preferred Receivable Funding,
                   3.77%, 12/12/05
                   (Acquired 9/13/05,
                   Cost $9,905,750)(2)                                9,924,600
--------------------------------------------------------------------------------
        3,000,000  Spintab AB, 3.63%, 10/20/05                        2,994,253
--------------------------------------------------------------------------------
       10,000,000  Thunder Bay Funding Inc.,
                   3.74%, 11/21/05 (Acquired
                   8/23/05, Cost $9,906,500)(2)                       9,947,017
--------------------------------------------------------------------------------
        5,000,000  Thunder Bay Funding Inc.,
                   3.90%, 12/23/05 (Acquired
                   9/26/05, Cost $4,952,333)(2)                       4,955,042
--------------------------------------------------------------------------------
        4,600,000  Triple A One Funding Corp.,
                   3.87%, 12/23/05 (Acquired
                   9/23/05, Cost $4,555,001)(2)                       4,558,957
--------------------------------------------------------------------------------
       10,000,000  WestLB AG, 3.46%, 10/5/05
                   (Acquired 7/5/05,
                   Cost $9,911,706)(2)                                9,996,160
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $  4,000,000  Windmill Funding Corp., 3.65%,
                   10/19/05 (Acquired 9/6/05,
                   Cost $3,982,561)(2)                             $  3,992,700
--------------------------------------------------------------------------------
       10,000,000  Windmill Funding Corp., 3.60%,
                   11/2/05 (Acquired 7/29/05,
                   Cost $9,907,000)(2)                                9,967,999
--------------------------------------------------------------------------------
        5,000,000  Yorktown Capital, LLC, 3.75%,
                   10/18/05 (Acquired 9/19/05,
                   Cost $4,984,896)(2)                                4,991,146
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER                                              235,210,072
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 18.4%

        3,500,000  American National Fish &
                   Wildlife Museum District Rev.,
                   Series 2004 B, VRDN, 3.97%,
                   10/6/05 (LOC: Commerce
                   Bank N.A.)                                         3,500,000
--------------------------------------------------------------------------------
        2,490,000  Arizona Health Facilities Auth.
                   Rev., Series 2003 C, (Terraces),
                   VRDN, 3.94%, 10/6/05
                   (LOC: Lloyds TSB Bank plc)                         2,490,000
--------------------------------------------------------------------------------
          795,000  Board Trustees Morgan County
                   Memorial Hospital Rev.,
                   (Johnson County), VRDN, 4.01%,
                   10/6/05 (LOC: Fifth Third Bank)                      795,000
--------------------------------------------------------------------------------
        1,745,000  Calexico Unified School District
                   COP, (Refinancing Project), VRDN,
                   3.87%, 10/6/05 (XLCA)
                   (SBBPA: Wachovia Bank N.A.)                        1,745,000
--------------------------------------------------------------------------------
        1,460,000  California Infrastructure &
                   Economic Development Bank Rev.,
                   Series 2000 B, (Metrotile
                   Manufacturing), VRDN, 3.92%,
                   10/6/05 (LOC: Comerica Bank)                       1,460,000
--------------------------------------------------------------------------------
          400,000  California Statewide Communities
                   Development Auth. Rev.,
                   (Industrial Improvements), VRDN,
                   3.95%, 10/6/05
                   (LOC: Bank of the West)                              400,000
--------------------------------------------------------------------------------
          895,000  Colorado Housing & Finance
                   Auth. Rev., Series 2004 B,
                   (Corey Building), VRDN, 3.94%,
                   10/6/05 (LOC: Wells Fargo
                   Bank N.A.)                                           895,000
--------------------------------------------------------------------------------
        1,040,000  Colorado Housing & Finance
                   Auth. Rev., Series 2004 B,
                   (Taxable POPIEL Properties),
                   VRDN, 3.92%, 10/6/05
                   (LOC: Wells Fargo Bank N.A.)                       1,040,000
--------------------------------------------------------------------------------
        2,110,000  Colorado Housing & Finance
                   Auth. Rev., Series 2005 B,
                   (Closet Factory), VRDN, 3.94%,
                   10/6/05 (LOC: Bank of New York)                    2,110,000
--------------------------------------------------------------------------------
        1,000,000  Columbus Development Auth.
                   Rev., (CEDC/ICFORM Inc.),
                   VRDN, 3.96%, 10/6/05
                   (LOC: Columbus Bank & Trust)                       1,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $  2,300,000  Columbus Development Auth.
                   Rev., (Columbus Park East),
                   VRDN, 3.91%, 10/6/05
                   (LOC: Columbus Bank & Trust)                    $  2,300,000
--------------------------------------------------------------------------------
        1,400,000  Columbus Development Auth.
                   Rev., Series 2005 B,
                   (Foundation Properties, Inc.,
                   Student Housing), VRDN,
                   3.92%, 10/5/05 (LOC: Columbus
                   Bank & Trust)                                      1,400,000
--------------------------------------------------------------------------------
        3,250,000  Columbus Development Auth.
                   Rev., VRDN, 3.91%, 10/6/05
                   (LOC: Columbus Bank & Trust)                       3,250,000
--------------------------------------------------------------------------------
        5,000,000  Cook County GO, Series 2005 D,
                   (Public Improvements),
                   VRDN, 3.86%, 10/5/05
                   (SBBPA: Depfa Bank plc)                            5,000,000
--------------------------------------------------------------------------------
        5,105,000  Cook County Industrial
                   Development Rev., Series 1999 B,
                   (Devorahco LLC), VRDN, 3.88%,
                   10/6/05 (LOC: LaSalle Bank N.A.)
                   (Acquired 3/23/01,
                   Cost $5,105,000)(2)                                5,105,000
--------------------------------------------------------------------------------
        1,210,000  Crawford Education Facilities
                   Corp. Rev., Series 2004 B,
                   (Refunding Taxable University
                   Package), VRDN, 3.94%, 10/6/05
                   (LOC: BNP Paribas)                                 1,210,000
--------------------------------------------------------------------------------
        5,000,000  Fairfield Rev., Series 2005 A-2,
                   VRDN, 3.84%, 10/6/05 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                     5,000,000
--------------------------------------------------------------------------------
          800,000  Greenville South Carolina
                   Memorial Auditorium District COP,
                   Series 1996 C, (BI-LO Center),
                   VRDN, 3.95%, 10/5/05
                   (LOC: Bank of America N.A.)                          800,000
--------------------------------------------------------------------------------
        7,270,000  Kansas City Missouri Tax
                   Increment Rev., Series 2003 B,
                   (Chouteau Development Company LLC),
                   VRDN, 3.86%, 10/6/05 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                       7,270,000
--------------------------------------------------------------------------------
        3,300,000  Lower Colorado River Auth. Rev.,
                   3.65%, 10/3/05 (Acquired 8/4/05,
                   Cost $3,300,000)(2)                                3,300,000
--------------------------------------------------------------------------------
        1,500,000  Maine GO, (Bond Anticipation
                   Notes), 5.00%, 6/22/06                             1,510,437
--------------------------------------------------------------------------------
        7,500,000  Mississippi Business Finance
                   Corp. Rev., Series 2005, (Future
                   Pipe Industries, Inc.) VRDN, 3.88%,
                   10/6/05 (LOC: Mashreqbank and
                   Bank of New York)                                  7,500,000
--------------------------------------------------------------------------------
        7,875,000  Montebello COP, VRDN, 3.84%,
                   10/5/05 (LOC: Union Bank of
                   California N.A. and California
                   State Teacher's Retirement System)                 7,875,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

     $    320,000  Nebraska Investment Finance
                   Auth. Multifamily Rev., Series
                   2001 B, (Riverbend Apartments),
                   VRDN, 3.96%, 10/6/05
                   (LOC: LaSalle Bank N.A.)
                   (Acquired 9/5/01,
                   Cost $320,000)(2)                               $    320,000
--------------------------------------------------------------------------------
        5,000,000  New Orleans Rev., VRDN, 4.10%,
                   10/6/05 (Ambac)
                   (SBBPA: Bank One Louisiana)                        5,000,000
--------------------------------------------------------------------------------
        1,220,000  Ontario County Industrial
                   Development Agency Rev., Series
                   2005 B, (Friends of the Finger
                   Lakes Performing Arts Center, Inc.
                   Civic Facility), VRDN, 4.00%,
                   10/6/05 (LOC: Citizens Bank NA)                    1,220,000
--------------------------------------------------------------------------------
        1,900,000  Oregon State Facilities Auth. Rev.,
                   (Hazelden Springbrook), VRDN,
                   3.95%, 10/6/05 (LOC: Allied
                   Irish Bank plc)                                    1,900,000
--------------------------------------------------------------------------------
        2,000,000  Osceola County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Regatta Bay Apartments), VRDN,
                   3.95%, 10/5/05 (LOC: FNMA)                         2,000,000
--------------------------------------------------------------------------------
          100,000  Palm Beach County Florida
                   Housing Finance Auth. Rev.,
                   Series 2003 B, (Renaissance),
                   VRDN, 3.95%, 10/5/05 (FNMA)
                   (LOC: FNMA)                                          100,000
--------------------------------------------------------------------------------
        2,500,000  Southeast Industrial Development
                   Agency Rev., (Powers Fasteners),
                   VRDN, 3.94%, 10/6/05
                   (LOC: Bank of New York)                            2,500,000
--------------------------------------------------------------------------------
        1,415,000  St. Charles County Industrial
                   Development Auth. Rev.,
                   Series 2004 B, (Taxable
                   Development Newco), VRDN, 4.03%,
                   10/6/05 (LOC: Marshall & Ilsley)                   1,415,000
--------------------------------------------------------------------------------
       12,700,000  Texas Municipal Power Agency
                   Rev., Series 2005 A, 4.05%,
                   1/9/06 (Acquired 9/27/05,
                   Cost $12,700,000)(2)                              12,700,000
--------------------------------------------------------------------------------
        2,690,000  West Covina Public Financing
                   Auth. Rev., Series 2002 A, VRDN,
                   3.84%, 10/5/05 (LOC: California
                   State Teacher's Retirement System)                 2,690,000
--------------------------------------------------------------------------------
        2,500,000  West Covina Public Financing Auth.
                   Tax Allocation Rev., Series 1999,
                   (Redevelopment Agency &
                   Sub-Lien), VRDN, 3.92%, 10/6/05
                   (LOC: Allied Irish Bank plc)                       2,500,000
--------------------------------------------------------------------------------
        2,000,000  Westmoreland County Industrial
                   Development Auth. Rev., Series
                   2005 D, (Excela Health System),
                   VRDN, 3.85%, 10/6/05
                   (LOC: Wachovia Bank N.A.)                          2,000,000
--------------------------------------------------------------------------------
        3,660,000  Wisconsin Health & Educational
                   Facilities Auth. Rev., Series 2004 C,
                   (Southwest Health), VRDN,
                   3.85%, 10/5/05 (LOC: Fifth
                   Third Bank)                                        3,660,000
--------------------------------------------------------------------------------

TOTAL MUNICIPAL SECURITIES                                          104,960,437
--------------------------------------------------------------------------------

CORPORATE BONDS - 18.2%

     $ 10,000,000  Barclays Bank plc, VRN, 3.64%,
                   10/3/05, resets monthly off the
                   1-month LIBOR minus 0.06%
                   with no caps                                    $  9,998,686
--------------------------------------------------------------------------------
        4,445,000  Building 3 LLC, VRN, 3.90%,
                   10/6/05 (Acquired 4/21/04,
                   Cost $4,445,000)(2)                                4,445,000
--------------------------------------------------------------------------------
        3,600,000  Christopher Place Inc., VRN,
                   3.94%, 10/6/05                                     3,600,000
--------------------------------------------------------------------------------
        3,800,000  CPR Investments LLC, VRN,
                   3.91%, 10/6/05                                     3,800,000
--------------------------------------------------------------------------------
        4,875,000  Green Island Country Club Inc.,
                   VRN, 3.91%, 10/6/05                                4,875,000
--------------------------------------------------------------------------------
        4,500,000  HBOS Treasury Services plc, VRN,
                   3.59%, 10/12/05, resets quarterly
                   off the 3-month LIBOR plus
                   0.03%  with no caps (Acquired 3/28/05,
                   Cost $4,501,674)(2)                                4,500,595
--------------------------------------------------------------------------------
        6,300,000  Lee Group Inc./County
                   Materials Inc./Lees Aggregate
                   & Trucking Inc., VRN,
                   3.95%, 10/6/05                                     6,300,000
--------------------------------------------------------------------------------
        5,000,000  Lloyds TSB Bank plc, VRN, 3.78%,
                   12/1/05, resets quarterly off the
                   3-month LIBOR minus 0.09%
                   with no caps                                       4,999,556
--------------------------------------------------------------------------------
       13,000,000  OSS Realty Co., VRN, 3.90%,
                   10/6/05                                           13,000,000
--------------------------------------------------------------------------------
       10,000,000  Paradigm Funding LLC, VRN,
                   3.80%, 10/31/05 (Acquired
                   9/26/05, Cost $10,000,000)(2)                     10,000,000
--------------------------------------------------------------------------------
        8,000,000  Pfizer Inc., VRN, 3.66%, 11/4/05,
                   resets quarterly off the 3-month
                   LIBOR minus 0.06% with no caps                     8,000,000
--------------------------------------------------------------------------------
        2,000,000  Salvation Army, VRN, 3.84%,
                   10/6/05                                            2,000,000
--------------------------------------------------------------------------------
        4,000,000  Six Ten Properties LLC, VRN,
                   3.91%, 10/6/05                                     4,000,000
--------------------------------------------------------------------------------
        2,010,000  St. Mary's Congregation, VRN,
                   3.99%, 10/6/05                                     2,010,000
--------------------------------------------------------------------------------
        8,000,000  Toyota Motor Credit Corp.,
                   2.80%, 1/18/06                                     7,973,352
--------------------------------------------------------------------------------
        5,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 3.80%,
                   11/1/05, resets quarterly off the
                   3-month LIBOR plus 0.11% with
                   no caps (Acquired 11/9/99,
                   Cost $5,000,000)(2)                                5,000,000
--------------------------------------------------------------------------------
        9,000,000  Travelers Insurance Co. Group,
                   VRN, 3.82%, 11/7/05, resets
                   quarterly off the 3-month LIBOR
                   plus 0.08% with no caps (Acquired 8/7/03,
                   Cost $9,000,000)(2)                                9,000,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               103,502,189
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 12.0%

     $ 10,000,000  Calyon New York, 3.87%,
                   12/21/05 (Acquired 9/19/05,
                   Cost $10,000,000)(2)                            $ 10,000,000
--------------------------------------------------------------------------------
        5,000,000  Canadian Imperial Bank of
                   Commerce, 3.75%, 11/21/05
                   (Acquired 8/22/05,
                   Cost $5,000,000)(2)                                5,000,000
--------------------------------------------------------------------------------
        8,000,000  Dexia Credit Local, 3.54%,
                   10/14/05 (Acquired 7/13/05,
                   Cost $8,000,000)(2)                                8,000,000
--------------------------------------------------------------------------------
       10,000,000  First Tennessee Bank N.A., 3.74%,
                   11/21/05 (Acquired 8/22/05,
                   Cost $10,000,000)(2)                              10,000,000
--------------------------------------------------------------------------------
       10,000,000  Fortis Bank (New York), 3.83%,
                   1/20/06 (Acquired 7/21/05,
                   Cost $10,000,000)(2)                              10,000,000
--------------------------------------------------------------------------------
        5,000,000  HBOS Treasury Services plc,
                   3.77%, 11/25/05 (Acquired
                   8/23/05, Cost $5,000,000)(2)                       5,000,000
--------------------------------------------------------------------------------
       10,000,000  Marshall & Ilsley Bank, 3.54%,
                   10/17/05 (Acquired 7/15/05,
                   Cost $10,000,130)(2)                              10,000,023
--------------------------------------------------------------------------------
       10,000,000  Toronto Dominion Bank
                   (New York), 3.69%, 10/6/05
                   (Acquired 9/23/05,
                   Cost $9,999,714)(2)                                9,999,890
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT                                        67,999,913
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 8.3%

     $  6,925,000  FHLB, 2.50%, 12/15/05                           $  6,908,641
--------------------------------------------------------------------------------
       10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
--------------------------------------------------------------------------------
        2,500,000  FHLB, 2.25%, 3/28/06                               2,478,503
--------------------------------------------------------------------------------
        5,000,000  FHLB, VRN, 3.59%, 10/3/05,
                   resets monthly off the 1-month
                   LIBOR minus 0.11% with no caps                     4,997,829
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 3.41%, 10/5/05,
                   resets quarterly off the 3-month
                   LIBOR minus 0.12% with no caps                     9,999,943
--------------------------------------------------------------------------------
        2,154,000  FNMA, 2.375%, 12/15/05                             2,148,371
--------------------------------------------------------------------------------
        2,542,000  FNMA, 6.00%, 12/15/05                              2,553,853
--------------------------------------------------------------------------------
        8,000,000  FNMA, VRN, 3.51%, 10/21/05,
                   resets quarterly off the 3-month
                   LIBOR minus 0.07% with no caps                     7,999,715
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    47,086,855
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 98.2%                                                 558,759,466
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- 1.8%                                                  10,164,388
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $568,923,854
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index.  The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from  current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.

XLCA = XL Capital Ltd.

(1)  The rate indicated is the yield to maturity at purchase.

(2)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the
     Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2005, was $313,179,215, which represented 55.0%
     of total net assets. Restricted  securities considered illiquid represent
     2.5% of total net assets.

See Notes to Financial Statements.                                  (continued)

------
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                          $558,759,466
-------------------------------------------------
Cash                                                                    691,331
-------------------------------------------------
Receivable for investments sold                                       8,400,000
-------------------------------------------------
Interest receivable                                                   1,398,774
-------------------------------------------------
Prepaid portfolio insurance                                              28,299
--------------------------------------------------------------------------------
                                                                    569,277,870
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                 195,978
-------------------------------------------------
Dividends payable                                                       158,038
--------------------------------------------------------------------------------
                                                                        354,016
--------------------------------------------------------------------------------

NET ASSETS                                                         $568,923,854
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of
shares authorized)                                                  568,931,234
================================================================================

NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $568,925,050
-------------------------------------------------
Accumulated net realized loss
on investment transactions                                               (1,196)
--------------------------------------------------------------------------------
                                                                   $568,923,854
================================================================================

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------
Interest                                                             $8,579,021
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------
Management fees                                                       1,173,436
------------------------------------------------------
Trustees' fees and expenses                                              13,641
------------------------------------------------------
Portfolio insurance                                                      42,284
--------------------------------------------------------------------------------
                                                                      1,229,361
------------------------------------------------------
Amount waived                                                           (29,162)
--------------------------------------------------------------------------------
                                                                      1,200,199
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 7,378,822
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS                                                 (451)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                             $7,378,371
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MARCH 31, 2005

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                SEPT. 30, 2005  MARCH 31, 2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $  7,378,822    $  6,360,336
----------------------------------------
Net realized gain (loss)                                 (451)           (745)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           7,378,371       6,359,591
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                 (7,378,822)     (6,360,336)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                         229,667,023     270,333,905
----------------------------------------
Proceeds from reinvestment
of distributions                                    6,156,067       5,447,422
----------------------------------------
Payments for shares redeemed                     (139,852,860)   (282,167,013)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    95,970,230      (6,385,686)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              95,969,779      (6,386,431)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               472,954,075     479,340,506
--------------------------------------------------------------------------------
End of period                                    $568,923,854    $472,954,075
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                              229,667,023     270,333,905
----------------------------------------
Issued in reinvestment of distributions             6,156,067       5,447,422
----------------------------------------
Redeemed                                         (139,852,860)   (282,167,013)
--------------------------------------------------------------------------------
Net increase (decrease) in
shares of the fund                                 95,970,230      (6,385,686)
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to
0.3100%. Effective July 29, 2005, the investment advisor voluntarily agreed to waive 0.030% of its management fee. The effective annual management fee for the fund before waiver is 0.45%. The effective annual management fee for the fund after waiver is 0.44%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance
Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended September 30, 2005, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC. JPMorgan Chase Bank is a
custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, accumulated net realized capital loss carryovers for federal income tax purposes of $446 (expiring 2013) may be used to offset future taxable realized gains.

Capital loss deferrals of $299 represent net capital losses incurred in the five-month period ended March 31, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
15

Premium Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                        2005(1)     2005      2004      2003      2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                   0.01      0.01      0.01      0.01      0.03      0.06
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.01)    (0.01)    (0.01)    (0.01)    (0.03)    (0.06)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
===================================================================================================
  TOTAL RETURN(2)                         1.43%     1.33%     0.74%     1.32%     3.03%     6.18%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.46%(3)(4)     0.48%     0.47%     0.47%     0.46%     0.45%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets               2.85%(3)(4)     1.31%     0.73%     1.32%     2.91%     5.99%
-----------------------------------
Net Assets, End of Period
(in thousands)                         $568,924  $472,954  $479,341  $560,991  $575,389  $526,794
---------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2005 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  During the six months ended September 30, 2005, the fund received a partial waiver of its management fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.47% and
     2.84%, respectively.

(4)  Annualized.

See Notes to Financial Statements.

------
16

Approval of Management Agreement for Premium Money Market Fund

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process -- referred to as the "15(c) Process" --
involves at least two board meetings spanning a 30 to 60 day period each year, as well as meetings of the Corporate Governance Committee (comprised solely of independent directors), which coordinates the board's 15(c) Process. In addition to this annual review, the board and its committees oversee and evaluate at quarterly meetings the nature and quality of significant services performed by the advisor on behalf of the funds. At these meetings the board reviews fund performance, provision of shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. The board, or committees of the board, also holds special meetings, as needed.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors requested and received extensive data and information compiled by the advisor and certain independent providers of evaluative data
(the "15(c) Providers") concerning Premium Money Market (the "fund") and the services provided to the fund under the management agreement. The information included:

*    the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

*    reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

*    data comparing the cost of owning the fund to the cost of owning a similar fund;

*    data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*    financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

*    data comparing services provided and charges to clients of the advisor other than the fund.

In addition, the board also reviewed information provided by an independent consultant retained by the board in connection with the 15(c) Process.

In keeping with its practice, the fund's board held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. In addition, the independent directors and the Corporate
Governance Committee met to review and discuss the information provided and evaluate the advisor's performance as manager of the fund. Working through the
Corporate Governance Committee, the board also retained a consultant to assist it in its evaluation of the profitability of the fund and the advisor, and in

                                                                    (continued)

------
17

Approval of Management Agreement for Premium Money Market Fund

formulating the board's fee proposals. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, the board's consultant and its independent counsel, and evaluated such information for each fund for which the board has responsibility.
The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*    fund construction and design

*    portfolio security selection

*    initial capitalization/funding

*    securities trading

*    custody of fund assets

*    daily valuation of the fund's portfolio

*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*    legal services

*    regulatory and portfolio compliance

*    financial reporting

*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES.The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the board and the Portfolio Committee review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly

                                                                    (continued)

------
18

Approval of Management Agreement for Premium Money Market Fund

to the fund. Further, the Portfolio Committee reports its assessment to the board. If performance concerns are identified, the Directors discuss with the advisor and its portfolio managers the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance was above the median of its peer group for both one and three year periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Quality of Service Committee reviews reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. The Quality of Service Committee reviews interim reports between regularly scheduled meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.
The board has retained a consultant to assist it in this review.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure with precision, particularly on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as

                                                                    (continued)

------
19

Approval of Management Agreement for Premium Money Market Fund

year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the fee breakpoints of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through a competitive fee structure, through breakpoints that reduce fees as the fund complex and the fund increases in size and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the fund and the risk of administrative inefficiencies. Part of the Directors'
analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was at the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the advisor's other clients did not suggest that the fund's fees were unreasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary

                                                                    (continued)

------
20

Approval of Management Agreement for Premium Money Market Fund

business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not significant and that, in any event, the addition of such other assets to the assets of the funds that use substantially the same investment management team and strategy to determine whether breakpoints have been achieved captures for the shareholders a portion of any benefit that exists.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors negotiated a one-year waiver by the advisor of a portion of the management fee. These changes were proposed by the Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. The advisor accepted the principle of the fee waiver based on the fact that the lower fee will result in increased competitiveness of the fund within its peer group universe. The fee waiver, effective July 29, 2005, will result in a lowering of the management fee of the fund by .03 percentage points below the current management fee. Following these negotiations with the advisor, the independent directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
22

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo,
American Century and American Century
Investments are service marks of American   American Century Investment
Century Proprietary Holdings, Inc.          Services, Inc., Distributor

0510                                        (c)2005 American Century Proprietary
SH-SAN-45977N                               Holdings, Inc. All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

SEPTEMBER 30, 2005

Inflation Protection Bond Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

INFLATION PROTECTION BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Inflation Protection Bond Fund for the period ended September 30, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Inflation Protection Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                                            SINCE               INCEPTION
                                         INCEPTION(1)             DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                               0.08%               5/31/05
--------------------------------------------------------------------------------
CITIGROUP U.S. INFLATION-LINKED
SECURITIES INDEX(2)                          0.39%                 --
--------------------------------------------------------------------------------
Institutional Class                          0.15%               5/31/05
--------------------------------------------------------------------------------
A Class                                                          5/31/05
   No sales charge*                          0.00%
   With sales charge*                       -4.49%
--------------------------------------------------------------------------------
B Class                                                          5/31/05
   No sales charge*                         -0.24%
   With sales charge*                       -5.24%
--------------------------------------------------------------------------------
C Class                                                          5/31/05
   No sales charge*                         -0.23%
   With sales charge*                       -1.21%
--------------------------------------------------------------------------------
R Class                                     -0.08%               5/31/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

Inflation Protection Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

RETURN SUMMARY

Inflation Protection Bond returned 0.08%* from its May 31, 2005, inception to
September 30, 2005, amid moderate U.S. economic growth, rising interest rates, and accelerating overall inflation. By comparison, the fund's benchmark--the
Citigroup U.S. Inflation-Linked Securities Index--returned 0.39%. (Please see page 2.) It's important to remember, however, that the benchmark's returns are not reduced by expenses. We talk about the efforts that helped to produce the fund's performance in the Portfolio Strategy section on the next page.

ECONOMIC REVIEW

The U.S. economy grew at a moderate pace during the reporting period, in spite of the devastation and disruption caused by Hurricanes Katrina and Rita. The annualized real rate of GDP growth was 3.3% in the second quarter and an initially estimated 3.8% in the third quarter.

Warning of near-term inflationary pressures, the Federal Reserve continued its current campaign of raising interest rates. The Fed raised the fed funds rate--its short-term interest rate benchmark--three times, from 3.00% by the end of May to 3.75% (the highest level since August 2001) by the end of September.
Meanwhile, crude oil climbed, reaching nearly $70 a barrel at the end of August and marking the steepest closing price in more than two decades.

Despite soaring energy costs, the Fed continued to say that "core" inflation
(excluding food and energy prices) remained under control--the year-to-date annualized gain for core CPI as of September 30, 2005, was 2.0%, compared with the 2.2% rate for 2004.

BOND MARKET REVIEW

On the overall inflation front, however, prices (as measured by the seasonally adjusted CPI) rose a sharp 4.7% for the 12 months ended September 30. This year's devastating hurricane season helped to fuel that increase, as energy prices rocketed 122% higher during the third-quarter (on a seasonally adjusted annualized basis, as gauged by the CPI's energy index) and boosted the CPI to an annualized three-month increase of 9.4%.

Longer-term U.S. interest rates and bond yields bounced around some to finish modestly higher for the reporting period, while shorter-term interest rates and bond yields rose more sharply due to the Fed's rate hikes. This caused the
Treasury yield curve to "flatten"--the difference between two- and 10-year
Treasury yields narrowed.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                              AS OF 9/30/05
--------------------------------------------------------------------------------
Weighted Average Maturity                                      10.4 years
--------------------------------------------------------------------------------
Average Duration (effective)                                    6.1 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                                       5.88%
--------------------------------------------------------------------------------
Institutional                                                  6.08%
--------------------------------------------------------------------------------
A Class                                                        5.38%
--------------------------------------------------------------------------------
B Class                                                        4.86%
--------------------------------------------------------------------------------
C Class                                                        4.83%
--------------------------------------------------------------------------------
R Class                                                        5.37%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares. Total returns for
 periods less than one year are not annualized.                      (continued)

------
3

Inflation Protection Bond - Portfolio Commentary

PORTFOLIO STRATEGY

On the portfolio front, we primarily invested Inflation Protection Bond's incoming cash into TIPS in a fairly wide range of maturities, attempting to provide investors with a market-like performance.

Scouring the inflation-indexed bond market for what we believed to be value-adding securities outside of TIPS was another strategy that we employed.
Those efforts led us to purchase inflation-indexed notes issued by the Tennessee
Valley Authority--a U.S. government agency--that mature in January 2007.

We also searched for attractive opportunities in well-established overseas inflation-linked markets such as those of the U.K. and the euro zone. However, with both economic growth and inflation running at higher rates in the U.S., we felt that domestic inflation-indexed bonds offered better values.

The results of those collective efforts on Inflation Protection Bond's maturity structure show up in the table on this page, while the portfolio's period-end weighted average maturity and duration (a key gauge of an investment's sensitivity to interest rate changes) appear in the Portfolio at a Glance table at the bottom of the previous page.

OUR COMMITMENT

Inflation Protection Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in inflation-indexed debt securities.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
                                                                  AS OF
                                                                 9/30/05
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                                               32.1%
--------------------------------------------------------------------------------
5 - 10-Year Notes                                                 40.5%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                                                27.4%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 31, 2005 (inception) to September
30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD(1)   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE       4/1/05 -         EXPENSE
                        4/1/05          9/30/05          9/30/05          RATIO(1)
------------------------------------------------------------------------------------
INFLATION PROTECTION BOND SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------
Investor Class          $1,000       $1,000.80(2)        $2.01(3)           0.60%
------------------------------------------------------------------------------------
Institutional Class     $1,000       $1,001.50(2)        $1.34(3)           0.40%
------------------------------------------------------------------------------------
A Class                 $1,000       $1,000.00(2)        $2.84(3)           0.85%
------------------------------------------------------------------------------------
B Class                 $1,000         $997.60(2)        $5.34(3)           1.60%
------------------------------------------------------------------------------------
C Class                 $1,000         $997.70(2)        $5.34(3)           1.60%
------------------------------------------------------------------------------------
R Class                 $1,000         $999.20(2)        $3.68(3)           1.10%
------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------
Investor Class          $1,000       $1,022.06(4)        $3.04(4)           0.60%
------------------------------------------------------------------------------------
Institutional Class     $1,000       $1,023.06(4)        $2.03(4)           0.40%
------------------------------------------------------------------------------------
A Class                 $1,000       $1,020.81(4)        $4.31(4)           0.85%
------------------------------------------------------------------------------------
B Class                 $1,000       $1,017.05(4)        $8.09(4)           1.60%
------------------------------------------------------------------------------------
C Class                 $1,000       $1,017.05(4)        $8.09(4)           1.60%
------------------------------------------------------------------------------------
R Class                 $1,000       $1,019.55(4)        $5.57(4)           1.10%
------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from May 31, 2005 (inception)
    through September 30, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 122, the number of days in the period from May 31, 2005
    (inception) through September 30, 2005, divided by 365, to reflect the period ended. Had the classes been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the classes had been available throughout the entire period and are calculated using each class's annualized expense ratio listed in the table above.

------
6

Inflation Protection Bond - Schedule of Investments

SEPTEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 92.2%
--------------------------------------------------------------------------------
         $917,559  U.S. Treasury Inflation
                   Indexed Bonds, 2.38%, 1/15/25                    $   981,933
--------------------------------------------------------------------------------
          501,449  U.S. Treasury Inflation
                   Indexed Bonds, 3.63%, 4/15/28                        656,250
--------------------------------------------------------------------------------
          130,769  U.S. Treasury Inflation
                   Indexed Bonds, 3.88%, 4/15/29                        179,052
--------------------------------------------------------------------------------
          423,907  U.S. Treasury Inflation
                   Indexed Bonds, 3.38%, 4/15/32                        560,584
--------------------------------------------------------------------------------
          339,215  U.S. Treasury Inflation
                   Indexed Notes, 3.38%, 1/15/07                        350,916
--------------------------------------------------------------------------------
          120,970  U.S. Treasury Inflation
                   Indexed Notes, 3.63%, 1/15/08                        128,087
--------------------------------------------------------------------------------
          595,845  U.S. Treasury Inflation
                   Indexed Notes, 3.88%, 1/15/09                        646,585
--------------------------------------------------------------------------------
          209,097  U.S. Treasury Inflation
                   Indexed Notes, 4.25%, 1/15/10                        233,952
--------------------------------------------------------------------------------
          722,120  U.S. Treasury Inflation
                   Indexed Notes, 0.88%, 4/15/10                        703,898
--------------------------------------------------------------------------------
          561,440  U.S. Treasury Inflation
                   Indexed Notes, 3.50%, 1/15/11                        618,527
--------------------------------------------------------------------------------
          198,113  U.S. Treasury Inflation
                   Indexed Notes, 3.38%, 1/15/12                        219,457
--------------------------------------------------------------------------------
          407,603  U.S. Treasury Inflation
                   Indexed Notes, 3.00%, 7/15/12                        443,682
--------------------------------------------------------------------------------
          372,425  U.S. Treasury Inflation
                   Indexed Notes, 1.88%, 7/15/13                        377,546
--------------------------------------------------------------------------------
          634,608  U.S. Treasury Inflation
                   Indexed Notes, 2.00%, 1/15/14                        648,019
--------------------------------------------------------------------------------
          233,278  U.S. Treasury Inflation
                   Indexed Notes, 2.00%, 7/15/14                        238,372
--------------------------------------------------------------------------------
          486,163  U.S. Treasury Inflation
                   Indexed Notes, 1.63%, 1/15/15                        480,541
--------------------------------------------------------------------------------
          477,252  U.S. Treasury Inflation
                   Indexed Notes, 1.88%, 7/15/15                        481,614
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $7,989,430)                                                     7,949,015
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES -- 5.3%
--------------------------------------------------------------------------------
         $444,064  TVA Inflation
                   Indexed Notes, 3.38%, 1/15/07
(Cost $456,554)                                                     $   459,517
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.0%
--------------------------------------------------------------------------------
          262,000  Lexington Parker Capital,
                   3.90%, 10/3/05(1)
(Cost $262,000)                                                         262,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.5%
(Cost $8,707,984)                                                     8,670,532
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (0.5)%                                              (39,347)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $ 8,631,185
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $8,707,984)                 $8,670,532
--------------------------------------------------------------------
Cash                                                                    255,842
--------------------------------------------------------------------
Receivable for capital shares sold                                       52,638
--------------------------------------------------------------------
Interest receivable                                                      55,808
--------------------------------------------------------------------------------
                                                                      9,034,820
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       259,124
--------------------------------------------------------------------
Payable for capital shares redeemed                                     100,000
--------------------------------------------------------------------
Accrued management fees                                                   3,936
--------------------------------------------------------------------
Distribution fees payable                                                 1,164
--------------------------------------------------------------------
Service fees (and distribution fees -- A Class and R Class) payable       2,349
--------------------------------------------------------------------
Dividends payable                                                        37,062
--------------------------------------------------------------------------------
                                                                        403,635
--------------------------------------------------------------------------------

Net Assets                                                           $8,631,185
================================================================================

See Notes to Financial Statements.                                   (continued)

------
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                      $8,683,506
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions                (14,869)
--------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments               (37,452)
--------------------------------------------------------------------------------
                                                                     $8,631,185
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,028,327
--------------------------------------------------------------------
Shares outstanding                                                      104,071
--------------------------------------------------------------------
Net asset value per share                                                 $9.88
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                                             $830,489
--------------------------------------------------------------------
Shares outstanding                                                       84,049
--------------------------------------------------------------------
Net asset value per share                                                 $9.88
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                                           $2,581,197
--------------------------------------------------------------------
Shares outstanding                                                      261,283
--------------------------------------------------------------------
Net asset value per share                                                 $9.88
--------------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.35
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                                           $1,071,461
--------------------------------------------------------------------
Shares outstanding                                                      108,448
--------------------------------------------------------------------
Net asset value per share                                                 $9.88
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                                           $2,290,667
--------------------------------------------------------------------
Shares outstanding                                                      231,904
--------------------------------------------------------------------
Net asset value per share                                                 $9.88
--------------------------------------------------------------------------------

R CLASS
--------------------------------------------------------------------------------
Net assets                                                             $829,044
--------------------------------------------------------------------
Shares outstanding                                                       83,902
--------------------------------------------------------------------
Net asset value per share                                                 $9.88
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)(1)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Interest                                                              $ 96,783
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                         12,361
--------------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------------
  B Class                                                                2,407
--------------------------------------------------------------------
  C Class                                                                3,226
--------------------------------------------------------------------
Service fees:
--------------------------------------------------------------------
  B Class                                                                  802
--------------------------------------------------------------------
  C Class                                                                1,075
--------------------------------------------------------------------
Service and distribution fees -- A Class                                 1,485
--------------------------------------------------------------------
Service and distribution fees -- R Class                                 1,404
--------------------------------------------------------------------
Trustees' fees and expenses                                                 73
--------------------------------------------------------------------------------
                                                                        22,833
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   73,950
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                    (14,869)
--------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) on investments    (37,452)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                (52,321)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 21,629
================================================================================

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)(1)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                      2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                               $    73,950
-----------------------------------------------------------------
Net realized gain (loss)                                                (14,869)
-----------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                    (37,452)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          21,629
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------------------------
  Investor Class                                                        (11,780)
-----------------------------------------------------------------
  Institutional Class                                                   (11,633)
-----------------------------------------------------------------
  A Class                                                               (18,619)
-----------------------------------------------------------------
  B Class                                                                (9,228)
-----------------------------------------------------------------
  C Class                                                               (13,032)
-----------------------------------------------------------------
  R Class                                                                (9,658)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                               (73,950)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                                       8,683,506
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                 8,631,185

NET ASSETS
--------------------------------------------------------------------------------
End of period                                                       $ 8,631,185
================================================================================

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

See Notes to Financial Statements.

------
11

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified under the 1940
Act. The fund seeks to provide total return and protection against U.S.
inflation. The fund invests primarily in inflation-linked debt securities. These securities include inflation-linked securities issued by the U.S. Treasury, by
U.S. government agencies and instrumentalities, and by entities other than the
U.S. Treasury or U.S. government agencies and instrumentalities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class, and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class, and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of the fund commenced sale on May 31, 2005, the fund's inception date.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
12

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.3800% to
0.2625% and the rates for the Complex Fee (for all classes except Institutional
Class) range from 0.3100% to 0.2500%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for the period May 31, 2005 (inception) through September 30, 2005, was 0.60% for all classes except Institutional Class which was 0.40%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee and service fee of 0.75% and 0.25%, respectively. The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25%
and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the period May
31, 2005 (inception) through September 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period May
31, 2005 (inception) through September 30, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $9,355,288
--------------------------------------------------------------------------------
Proceeds from sales                                                 $  937,797
--------------------------------------------------------------------------------

(continued)

------
13

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                          SHARES      AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
---------------------------------------------------
Sold                                                      103,490    $1,032,060
---------------------------------------------------
Issued in reinvestment of distributions                       581         5,780
--------------------------------------------------------------------------------
Net increase (decrease)                                   104,071    $1,037,840
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
---------------------------------------------------
Sold                                                       83,449      $834,484
---------------------------------------------------
Issued in reinvestment of distributions                       600         5,972
--------------------------------------------------------------------------------
Net increase (decrease)                                    84,049      $840,456
================================================================================

A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
---------------------------------------------------
Sold                                                      301,369    $2,987,422
---------------------------------------------------
Issued in reinvestment of distributions                       561         5,587
---------------------------------------------------
Redeemed                                                  (40,647)     (400,000)
--------------------------------------------------------------------------------
Net increase (decrease)                                   261,283    $2,593,009
================================================================================

B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
---------------------------------------------------
Sold                                                      107,945    $1,074,509
---------------------------------------------------
Issued in reinvestment of distributions                       503         5,006
--------------------------------------------------------------------------------
Net increase (decrease)                                   108,448    $1,079,515
================================================================================

C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
---------------------------------------------------
Sold                                                      232,597    $2,300,545
---------------------------------------------------
Issued in reinvestment of distributions                       517         5,142
---------------------------------------------------
Redeemed                                                   (1,210)      (12,000)
--------------------------------------------------------------------------------
Net increase (decrease)                                   231,904    $2,293,687
================================================================================

R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2005(1)
---------------------------------------------------
Sold                                                       83,361      $833,606
---------------------------------------------------
Issued in reinvestment of distributions                       541         5,393
--------------------------------------------------------------------------------
Net increase (decrease)                                    83,902      $838,999
================================================================================

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2005 (UNAUDITED)

5. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                      $8,707,984
================================================================================
Gross tax appreciation of investments                                 $  17,031
--------------------------------------------------------------------
Gross tax depreciation of investments                                   (54,483)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                    $ (37,452)
================================================================================

As of September 30, 2005, the book-basis and tax-basis cost and unrealized appreciation (depreciation) was the same.

------
15

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Income                                                  0.13
-------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.01
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------
  From Net Investment Income                                            (0.13)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.88
================================================================================
  TOTAL RETURN(2)                                                        0.08%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.60%(3)
-------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.88%(3)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                    14%
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,028
--------------------------------------------------------------------------------

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

------
16

Inflation Protection Bond -  Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                                    2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                               0.14
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                            (0.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                                    0.02
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                         (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $9.88
================================================================================
  TOTAL RETURN(2)                                                     0.15%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  0.40%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets               4.08%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 14%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $830
--------------------------------------------------------------------------------

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

------
17

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.12
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.00
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.88
================================================================================
  TOTAL RETURN(2)                                                        0.00%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.85%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.63%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                    14%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2,581
--------------------------------------------------------------------------------

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

------
18

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.10
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.02)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.88
================================================================================
  TOTAL RETURN(2)                                                       (0.24)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.60%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.88%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $1,071
--------------------------------------------------------------------------------

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

------
19

Inflation Protection Bond - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.10
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.02)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.88
================================================================================
  TOTAL RETURN(2)                                                       (0.23)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.60%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.88%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $2,291
--------------------------------------------------------------------------------

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
20

Inflation Protection Bond -  Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.12
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               (0.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.00
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.88
================================================================================
  TOTAL RETURN(2)                                                       (0.08)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.10%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.38%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $829
--------------------------------------------------------------------------------

(1) May 31, 2005 (inception) through September 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

------
21

Share Class Information

Six classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, A Class, B Class, C Class, and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of A, B, C, and R Class shares are higher than that of
Investor Class shares. THE FUND IS CLOSED TO NEW SELF-DIRECTED RETAIL INVESTORS
BUT IS AVAILABLE THROUGH FINANCIAL INTERMEDIARIES.

INVESTOR CLASS shares are available for purchase through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
22

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
23

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
24

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

------
25

Notes

------
26

Notes

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0511
SH-SAN-46174N

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/ William M. Lyons
         ---------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ---------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 29, 2005

By:      /s/ Maryanne L. Roepke
         ---------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    November 29, 2005